UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	4/30/2019

Item 1 – Reports to Stockholders

PGIM QMA INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM QMA International Equity Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA International Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA International Equity Fund

June 14, 2019

PGIM QMA International Equity Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	7.12	–11.49	0.22	6.64	—
Class B	6.63	–11.91	0.33	6.43	—
Class C	6.54	–8.19	0.58	6.47	—
Class Z	7.35	–6.04	1.68	7.53	—
Class R6	7.48	–5.90	N/A	N/A	9.06 (12/28/16)
MSCI All Country World Ex-US Index
	9.12	–3.23	2.83	7.75	—
Lipper International Multi-Cap Core Funds Average
	7.04	–4.40	2.40	7.75	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

MSCI All Country World Ex-US Index—The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 9.49%.

Lipper International Multi-Cap Core Funds Average—The Lipper International Multi-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper International Multi-Cap Core Funds universe for the periods noted. Funds in the Lipper Average are funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap core funds typically have above-average characteristics compared to the MSCI EAFE Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 8.00%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM QMA International Equity Fund	7

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/19 (%)
Roche Holding AG, Pharmaceuticals	1.5
Novartis AG, Pharmaceuticals	1.4
LVMH Moet Hennessy Louis Vuitton SE, Textiles, Apparel & Luxury Goods	1.3
Allianz SE, Insurance	1.2
Nestle SA, Food Products	1.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/19 (%)
Banks	12.5
Oil, Gas & Consumable Fuels	7.0
Pharmaceuticals	5.9
Metals & Mining	5.3
Insurance	5.2

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM QMA International Equity Fund	9

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA International Equity Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,071.20	1.41%	$7.24
	Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05
Class B	Actual	$1,000.00	$1,066.30	2.53%	$12.96
	Hypothetical	$1,000.00	$1,012.25	2.53%	$12.62
Class C	Actual	$1,000.00	$1,065.40	2.25%	$11.52
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23
Class Z	Actual	$1,000.00	$1,073.50	1.07%	$5.50
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
Class R6	Actual	$1,000.00	$1,074.80	0.78%	$4.01
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS 97.3%

Australia 4.7%
AGL Energy Ltd.	96,027	$1,504,592
BHP Group Ltd.	33,843	892,473
BHP Group PLC	22,181	523,392
BlueScope Steel Ltd.	92,464	876,681
CIMIC Group Ltd.	29,158	1,040,260
Goodman Group, REIT	163,468	1,519,382
Macquarie Group Ltd.	21,559	2,041,616
Magellan Financial Group Ltd.	15,476	485,853
Rio Tinto Ltd.	4,344	291,840
Rio Tinto PLC	34,589	2,021,417
WPP AUNZ Ltd.	336,587	131,916

		11,329,422

Austria 0.4%
Erste Group Bank AG	3,448	138,234
Raiffeisen Bank International AG	3,258	87,058
Wienerberger AG	35,131	807,266

		1,032,558

Belgium 0.1%
KBC Group NV	2,927	217,458

Brazil 1.9%
Banco Bradesco SA	14,760	116,654
Banco do Brasil SA	51,900	656,113
Banco Santander Brasil SA, UTS	127,900	1,475,982
Engie Brasil Energia SA	151,125	1,718,179
Petroleo Brasileiro SA	33,100	253,330
Transmissora Alianca de Energia Eletrica SA, UTS	65,500	441,166

		4,661,424

Canada 5.9%
Bank of Montreal	19,700	1,556,060
Canada Goose Holdings, Inc.*	6,000	320,400
Canadian National Railway Co.	8,200	761,669
Canadian Pacific Railway Ltd.	7,300	1,635,621
CGI, Inc.*	8,200	590,226
Constellation Software, Inc.	200	176,468
Corus Entertainment, Inc. (Class B Stock)	162,500	924,274
Genworth MI Canada, Inc.(a)	10,100	313,849

See Notes to Financial Statements.

PGIM QMA International Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Canada (cont’d.)
Husky Energy, Inc.	55,200	$599,095
Imperial Oil Ltd.	3,400	98,774
Magna International, Inc.	3,600	200,382
Manulife Financial Corp.	91,400	1,683,092
Rogers Communications, Inc. (Class B Stock)	2,600	130,902
Royal Bank of Canada	34,900	2,781,424
Shopify, Inc. (Class A Stock)*	1,000	243,152
Suncor Energy, Inc.	6,300	207,758
Teck Resources Ltd. (Class B Stock)	56,300	1,331,331
Toronto-Dominion Bank (The)	12,500	713,033

		14,267,510

Chile 0.2%
Colbun SA	2,233,388	499,240

China 8.0%
360 Security Technology, Inc. (Class A Stock)	29,700	100,742
Alibaba Group Holding Ltd., ADR*	6,100	1,131,977
Anhui Conch Cement Co. Ltd. (Class H Stock)	132,500	811,131
Asia Cement China Holdings Corp.	646,000	768,926
China BlueChemical Ltd. (Class H Stock)	356,000	121,213
China Communications Services Corp. Ltd. (Class H Stock)	1,400,000	1,128,140
China Mobile Ltd.	179,000	1,708,105
China Petroleum & Chemical Corp. (Class H Stock)	1,704,000	1,311,358
China Railway Group Ltd. (Class H Stock)	106,000	83,665
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (Class A Stock)	33,000	144,469
China Shenhua Energy Co. Ltd. (Class H Stock)	39,500	87,445
China Unicom Hong Kong Ltd.	1,126,000	1,336,969
Chlitina Holding Ltd.	82,000	673,868
CITIC Telecom International Holdings Ltd.	890,000	369,300
CNOOC Ltd.	883,000	1,598,742
Country Garden Holdings Co. Ltd.	90,000	145,168
Daqin Railway Co. Ltd. (Class A Stock)	101,800	128,839
Greenland Holdings Group Co. Ltd. (Class A Stock)	95,400	105,717
Jinke Properties Group Co. Ltd. (Class A Stock)	128,200	144,989
PetroChina Co. Ltd. (Class H Stock)	246,000	156,361
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	40,500	488,271
Poly Property Group Co. Ltd.	2,139,000	898,932
Sany Heavy Industry Co. Ltd. (Class A Stock)	65,500	119,354
Seazen Holdings Co. Ltd. (Class A Stock)	19,100	112,339
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	90,500	121,384
Shimao Property Holdings Ltd.	35,500	108,551

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

China (cont’d.)
Shougang Fushan Resources Group Ltd.	878,000	$212,811
Sinotruk Hong Kong Ltd.	722,000	1,567,419
Tencent Holdings Ltd.	35,900	1,775,778
Weichai Power Co. Ltd. (Class H Stock)	902,000	1,479,563
Yum China Holdings, Inc.	4,100	194,914

		19,136,440

Colombia 0.5%
Ecopetrol SA	1,310,210	1,209,612

Denmark 0.7%
H. Lundbeck A/S	3,114	131,322
Novo Nordisk A/S (Class B Stock)	21,501	1,053,855
Scandinavian Tobacco Group A/S, 144A	32,739	390,694

		1,575,871

Finland 0.3%
Neste OYJ	10,593	350,262
Nordea Bank Abp	34,666	273,193

		623,455

France 6.5%
Airbus SE	15,796	2,170,225
Cie Generale des Etablissements Michelin SCA	11,194	1,452,544
Credit Agricole SA	66,081	908,782
Dassault Systemes SE	1,544	245,359
Hermes International	1,024	722,781
Kering SA	3,349	1,989,657
Klepierre SA, REIT	2,804	99,805
LVMH Moet Hennessy Louis Vuitton SE	7,565	2,978,914
Peugeot SA	58,551	1,540,649
Sanofi	31,135	2,712,200
TOTAL SA	14,224	793,474

		15,614,390

Germany 4.9%
adidas AG	691	178,262
Allianz SE	12,294	2,971,205
Amadeus Fire AG	1,263	168,752
AURELIUS Equity Opportunities SE & Co. KGaA(a)	10,928	545,776
Bayer AG	3,630	242,242

See Notes to Financial Statements.

PGIM QMA International Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Germany (cont’d.)
Deutsche Lufthansa AG	46,894	$1,136,231
Deutsche Pfandbriefbank AG, 144A	69,577	973,000
Deutsche Telekom AG	109,187	1,831,145
Fresenius Medical Care AG & Co. KGaA	1,496	126,039
Fresenius SE & Co. KGaA	6,041	343,630
Henkel AG & Co. KGaA	1,391	133,021
Jenoptik AG	11,698	463,855
MTU Aero Engines AG	1,970	465,111
Nemetschek SE	1,979	367,236
PATRIZIA Immobilien AG	12,931	270,101
Salzgitter AG	3,210	106,205
SAP SE	891	114,825
Siltronic AG	7,630	752,439
Wirecard AG(a)	3,762	569,495

		11,758,570

Greece 0.6%
Hellenic Telecommunications Organization SA	35,590	493,760
Motor Oil Hellas Corinth Refineries SA	38,030	970,559

		1,464,319

Hong Kong 1.6%
AIA Group Ltd.	18,400	188,251
CK Asset Holdings Ltd.	161,500	1,296,561
CK Hutchison Holdings Ltd.	27,500	289,268
Hang Seng Bank Ltd.	48,600	1,276,351
Hongkong Land Holdings Ltd.	13,200	91,979
Link REIT	24,500	285,952
Sun Hung Kai Properties Ltd.	5,500	95,040
Swire Pacific Ltd. (Class A Stock)	8,500	107,901
Wharf Real Estate Investment Co. Ltd.	22,000	168,715

		3,800,018

Hungary 0.2%
Magyar Telekom Telecommunications PLC	272,773	430,016
OTP Bank Nyrt	2,746	121,781

		551,797

India 1.8%
HCL Technologies Ltd.	92,006	1,567,200
Jubilant Foodworks Ltd.	37,912	725,908

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

India (cont’d.)
NIIT Technologies Ltd.	26,144	$486,766
Tech Mahindra Ltd.	10,180	122,491
Wipro Ltd.	328,817	1,413,176

		4,315,541

Indonesia 0.3%
Ace Hardware Indonesia Tbk PT	5,459,600	632,745
Mitra Adiperkasa Tbk PT	2,453,200	171,644

		804,389

Ireland 0.1%
CRH PLC	9,504	321,186

Israel 1.0%
Bank Leumi Le-Israel BM	184,942	1,264,603
Check Point Software Technologies Ltd.*	1,400	169,064
CyberArk Software Ltd.*	7,000	902,510
Israel Chemicals Ltd.	15,629	82,707

		2,418,884

Italy 2.4%
Enel SpA	347,428	2,204,953
Eni SpA	87,038	1,487,793
Mediobanca Banca di Credito Finanziario SpA	135,978	1,447,484
Poste Italiane SpA, 144A	49,691	531,329

		5,671,559

Japan 16.5%
Advantest Corp.	4,900	139,480
Alfresa Holdings Corp.	3,200	89,513
Asahi Group Holdings Ltd.	4,400	191,299
Astellas Pharma, Inc.	103,600	1,414,663
Bandai Namco Holdings, Inc.	2,300	109,834
Capcom Co. Ltd.	6,700	151,276
Central Japan Railway Co.	400	86,150
Daifuku Co. Ltd.	1,700	104,621
Dai-ichi Life Holdings, Inc.	13,000	186,896
Daiwa House Industry Co. Ltd.	6,400	179,545
EDION Corp.	25,400	215,651
FUJIFILM Holdings Corp.	28,700	1,342,743
Hikari Tsushin, Inc.	500	92,574

See Notes to Financial Statements.

PGIM QMA International Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Hitachi Ltd.	10,900	$362,695
Honda Motor Co. Ltd.	29,900	837,094
Hoya Corp.	23,700	1,675,598
Isuzu Motors Ltd.	91,300	1,324,418
ITOCHU Corp.	96,400	1,738,536
Japan Post Holdings Co. Ltd.	114,100	1,275,831
Japan Tobacco, Inc.	44,200	1,020,556
Kansai Electric Power Co., Inc. (The)	8,300	100,186
KDDI Corp.	60,800	1,396,171
Kirin Holdings Co. Ltd.	10,600	240,338
Koito Manufacturing Co. Ltd.	11,100	664,426
Marubeni Corp.	31,300	224,710
Medipal Holdings Corp.	63,800	1,435,176
Mitsubishi Chemical Holdings Corp.	187,500	1,335,789
Mitsubishi Corp.	69,600	1,919,744
Mitsubishi UFJ Financial Group, Inc.	359,800	1,790,207
Mitsui & Co. Ltd.	87,600	1,417,943
Mizuho Financial Group, Inc.	293,900	459,624
Nippon Telegraph & Telephone Corp.	44,984	1,871,311
Oriental Land Co. Ltd.	2,300	254,606
ORIX Corp.	114,300	1,623,195
Rakuten, Inc.	131,500	1,468,803
Recruit Holdings Co. Ltd.	53,200	1,598,990
Shin-Etsu Chemical Co. Ltd.	5,600	532,933
Shionogi & Co. Ltd.	14,600	854,901
Showa Denko KK	5,800	198,298
Sony Corp.	45,100	2,154,592
SUMCO Corp.	82,600	1,085,331
Sumitomo Corp.	10,100	144,858
Sumitomo Mitsui Financial Group, Inc.	10,000	364,085
Taisei Corp.	32,300	1,420,925
Taiyo Yuden Co. Ltd.	16,900	413,526
TIS, Inc.	17,500	798,233
Tokio Marine Holdings, Inc.	11,400	577,424
Toyota Motor Corp.	8,833	549,137
Toyota Tsusho Corp.	3,000	99,791

		39,534,226

Luxembourg 0.6%
ArcelorMittal	62,645	1,370,874

Macau 0.0%
Galaxy Entertainment Group Ltd.	402	3,013

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Mexico 0.0%
Concentradora Fibra Danhos SA de CV, REIT	66,700	$97,740

Netherlands 2.7%
Adyen NV, 144A*	656	536,947
ASR Nederland NV	18,624	829,864
ING Groep NV	45,194	577,554
Koninklijke Ahold Delhaize NV	64,771	1,558,958
NN Group NV	21,422	934,739
Royal Dutch Shell PLC (Class A Stock)	51,244	1,638,135
Royal Dutch Shell PLC (Class B Stock)	6,509	209,447
Wolters Kluwer NV	3,399	237,515

		6,523,159

New Zealand 0.3%
Auckland International Airport Ltd.	18,173	96,600
Fisher & Paykel Healthcare Corp. Ltd.	10,442	110,038
Metlifecare Ltd.	74,731	247,187
Summerset Group Holdings Ltd.	60,451	226,490

		680,315

Norway 1.0%
Aker BP ASA	2,685	88,723
DNB ASA	71,366	1,375,770
Salmar ASA	14,078	641,116
Telenor ASA	8,596	172,751

		2,278,360

Pakistan 0.5%
Engro Fertilizers Ltd.	615,500	302,245
Fauji Fertilizer Co. Ltd.	374,000	274,704
Oil & Gas Development Co. Ltd.	703,300	700,393

		1,277,342

Peru 0.1%
Credicorp Ltd.	800	189,520

Philippines 0.5%
SM Prime Holdings, Inc.	1,567,700	1,244,031

Poland 0.6%
Polski Koncern Naftowy ORLEN SA	6,058	155,731

See Notes to Financial Statements.

PGIM QMA International Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Poland (cont’d.)
Powszechna Kasa Oszczednosci Bank Polski SA	10,205	$105,019
Powszechny Zaklad Ubezpieczen SA	102,919	1,133,009

		1,393,759

Portugal 0.4%
Sonae SGPS SA	790,744	883,139

Qatar 0.4%
Industries Qatar QSC	17,424	578,625
Qatar Navigation QSC	14,750	273,051

		851,676

Russia 1.3%
Gazprom PJSC, ADR	102,260	512,704
Lukoil PJSC, ADR	7,998	681,409
Novatek PJSC, GDR	1,121	216,538
Rosneft Oil Co. PJSC, GDR	58,456	390,340
Sberbank of Russia PJSC, ADR	70,699	1,023,623
Tatneft PJSC, ADR	4,631	327,333

		3,151,947

Singapore 1.4%
CapitaLand Ltd.	37,400	97,123
CapitaLand Mall Trust, REIT	51,800	92,168
Genting Singapore Ltd.	252,600	183,229
United Overseas Bank Ltd.	72,100	1,474,051
Wilmar International Ltd.	540,500	1,445,071

		3,291,642

South Africa 1.4%
Anglo American Platinum Ltd.	2,790	140,924
Anglo American PLC	74,677	1,938,941
Astral Foods Ltd.	45,569	580,017
Kumba Iron Ore Ltd.	24,990	749,375

		3,409,257

South Korea 4.3%
Daishin Securities Co. Ltd.	35,515	387,174
Hana Financial Group, Inc.	39,805	1,254,827
Hyundai Greenfood Co. Ltd.	10,017	119,705

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

South Korea (cont’d.)
Hyundai Mobis Co. Ltd.	769	$152,997
Industrial Bank of Korea	92,160	1,116,605
KB Financial Group, Inc.	28,528	1,125,935
Kia Motors Corp.	41,325	1,605,085
POSCO	5,979	1,307,334
Samsung C&T Corp.	917	80,440
Samsung Electronics Co. Ltd.	23,940	940,114
Shinhan Financial Group Co. Ltd.	34,923	1,317,631
SK Hynix, Inc.	6,672	451,050
SK Telecom Co. Ltd.	407	86,360
Taekwang Industrial Co. Ltd.	200	256,621
Woori Financial Group, Inc.	6,933	82,187

		10,284,065

Spain 1.0%
ACS Actividades de Construccion y Servicios SA	2,901	133,562
Aena SME SA, 144A	3,642	677,418
Endesa SA	4,388	109,372
Iberdrola SA	70,462	641,284
Repsol SA	52,797	897,510

		2,459,146

Sweden 2.7%
Atlas Copco AB (Class B Stock)	5,159	147,363
Essity AB (Class B Stock)	6,953	206,769
ICA Gruppen AB	2,327	84,156
Sandvik AB	87,418	1,622,705
Skandinaviska Enskilda Banken AB (Class A Stock)	138,344	1,323,267
Svenska Handelsbanken AB (Class A Stock)	116,494	1,274,066
Swedbank AB (Class A Stock)	11,494	186,377
Volvo AB (Class B Stock)	100,392	1,612,520

		6,457,223

Switzerland 4.7%
Alcon, Inc.*	8,270	476,259
Logitech International SA	21,559	840,863
Nestle SA	29,689	2,863,151
Novartis AG	41,350	3,385,925
Roche Holding AG	13,778	3,642,581

		11,208,779

See Notes to Financial Statements.

PGIM QMA International Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Taiwan 3.3%
Chipbond Technology Corp.	331,000	$751,621
Delta Electronics, Inc.	122,000	642,770
Lien Hwa Industrial Corp.	587,700	645,257
Radiant Opto-Electronics Corp.	255,000	859,883
Taiwan Semiconductor Manufacturing Co. Ltd.	128,000	1,076,713
Tripod Technology Corp.	247,000	792,863
Uni-President Enterprises Corp.	615,000	1,461,886
Walsin Lihwa Corp.	755,000	423,999
Yuanta Financial Holding Co. Ltd.	1,976,000	1,145,192
Zhen Ding Technology Holding Ltd.	37,000	132,685

		7,932,869

Thailand 1.2%
Airports of Thailand PCL	49,300	105,920
Com7 PCL (Class F Stock)	1,523,400	942,339
Electricity Generating PCL	96,700	896,427
Plan B Media PCL (Class F Stock)*	3,370,900	718,804
Thanachart Capital PCL	173,000	287,545

		2,951,035

Turkey 1.0%
BIM Birlesik Magazalar A/S	43,932	611,425
Eregli Demir ve Celik Fabrikalari TAS	610,246	938,104
Tekfen Holding A/S	181,455	812,295
Tupras Turkiye Petrol Rafinerileri A/S	3,335	69,000
Turkiye Is Bankasi A/S (Class C Stock)	88,228	79,513

		2,510,337

United Kingdom 9.3%
3i Group PLC	106,899	1,493,026
Ashtead Group PLC	3,479	96,555
Auto Trader Group PLC, 144A	217,483	1,606,558
Berkeley Group Holdings PLC	9,360	459,436
BP PLC	73,156	533,867
British American Tobacco PLC	61,751	2,414,910
Britvic PLC	23,377	279,015
CNH Industrial NV	17,538	191,362
Coca-Cola European Partners PLC	33,700	1,805,983
Compass Group PLC	40,110	911,567
Fiat Chrysler Automobiles NV	14,364	222,834
GlaxoSmithKline PLC	40,764	837,815
HSBC Holdings PLC	86,901	757,847

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Imperial Brands PLC	49,831	$1,586,175
JD Sports Fashion PLC	130,789	1,077,120
Land Securities Group PLC, REIT	114,922	1,384,351
Legal & General Group PLC	438,760	1,596,124
Lloyds Banking Group PLC	819,624	671,352
Micro Focus International PLC	4,173	105,444
Persimmon PLC	23,296	681,712
RELX PLC	7,986	183,380
Royal Bank of Scotland Group PLC	61,641	193,389
SSP Group PLC	84,071	765,102
Unilever NV, CVA	25,745	1,559,682
Unilever PLC	13,047	792,652

		22,207,258

United States 0.0%
QIAGEN NV*	2,621	101,531

TOTAL COMMON STOCKS (cost $207,433,757)		233,565,886

EXCHANGE-TRADED FUNDS 1.0%

United States
iShares MSCI EAFE ETF	28,200	1,882,632
iShares MSCI Emerging Markets ETF	14,100	619,413

TOTAL EXCHANGE-TRADED FUNDS (cost $2,342,771)		2,502,045

PREFERRED STOCKS 1.0%

Brazil 0.9%
Banco do Estado do Rio Grande do Sul SA (PRFC) (Class B Stock)	122,100	748,898
Petroleo Brasileiro SA (PRFC)	180,800	1,250,490

		1,999,388

See Notes to Financial Statements.

PGIM QMA International Equity Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
PREFERRED STOCKS (Continued)

South Korea 0.1%
Samsung Electronics Co. Ltd. (PRFC)	9,682	$307,748

TOTAL PREFERRED STOCKS (cost $1,719,664)		2,307,136

TOTAL LONG-TERM INVESTMENTS (cost $211,496,192)		238,375,067

SHORT-TERM INVESTMENT 0.6%

AFFILIATED MUTUAL FUND
PGIM Institutional Money Market Fund (cost $1,493,431; includes $1,486,955 of cash collateral for securities on loan)(b)(w)	1,493,580	1,494,028

TOTAL INVESTMENTS 99.9% (cost $212,989,623)		239,869,095
Other assets in excess of liabilities 0.1%		292,995

NET ASSETS 100.0%		$240,162,090

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

UTS—Unit Trust Security

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,415,025; cash collateral of $1,486,955 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

22

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$11,329,422	$—
Austria	—	1,032,558	—
Belgium	—	217,458	—
Brazil	4,661,424	—	—
Canada	14,267,510	—	—
Chile	499,240	—	—
China	1,427,633	17,708,807	—
Colombia	1,209,612	—	—
Denmark	—	1,575,871	—
Finland	—	623,455	—
France	—	15,614,390	—
Germany	—	11,758,570	—
Greece	—	1,464,319	—
Hong Kong	—	3,800,018	—
Hungary	—	551,797	—
India	—	4,315,541	—
Indonesia	—	804,389	—
Ireland	—	321,186	—
Israel	1,071,574	1,347,310	—
Italy	—	5,671,559	—
Japan	—	39,534,226	—
Luxembourg	—	1,370,874	—
Macau	—	3,013	—
Mexico	97,740	—	—
Netherlands	—	6,523,159	—
New Zealand	—	680,315	—
Norway	—	2,278,360	—
Pakistan	—	1,277,342	—
Peru	189,520	—	—
Philippines	—	1,244,031	—
Poland	—	1,393,759	—
Portugal	—	883,139	—
Qatar	—	851,676	—
Russia	—	3,151,947	—
Singapore	—	3,291,642	—
South Africa	—	3,409,257	—
South Korea	—	10,284,065	—
Spain	—	2,459,146	—
Sweden	—	6,457,223	—
Switzerland	—	11,208,779	—
Taiwan	—	7,932,869	—

See Notes to Financial Statements.

PGIM QMA International Equity Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Thailand	$—	$2,951,035	$—
Turkey	—	2,510,337	—
United Kingdom	1,911,427	20,295,831	—
United States	—	101,531	—
Exchange-Traded Funds
United States	2,502,045	—	—
Preferred Stocks
Brazil	1,999,388	—	—
South Korea	—	307,748	—
Affiliated Mutual Fund	1,494,028	—	—

Total	$31,331,141	$208,537,954	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2019 were as follows:

Banks	12.5%
Oil, Gas & Consumable Fuels	7.1
Pharmaceuticals	6.0
Metals & Mining	5.3
Insurance	5.2
Diversified Telecommunication Services	3.4
Food Products	3.2
Machinery	2.9
Capital Markets	2.6
Automobiles	2.6
IT Services	2.5
Textiles, Apparel & Luxury Goods	2.5
Trading Companies & Distributors	2.3
Tobacco	2.3
Semiconductors & Semiconductor Equipment	2.2
Real Estate Management & Development	2.2
Technology Hardware, Storage & Peripherals	1.5
Food & Staples Retailing	1.5
Electric Utilities	1.4
Equity Real Estate Investment Trusts (REITs)	1.4
Interactive Media & Services	1.4
Wireless Telecommunication Services	1.4
Household Durables	1.4
Construction & Engineering	1.3
Independent Power & Renewable Electricity Producers	1.3
Hotels, Restaurants & Leisure	1.3
Personal Products	1.3
Chemicals	1.2
Specialty Retail	1.1%
Electronic Equipment, Instruments & Components	1.1
Aerospace & Defense	1.1
Road & Rail	1.1
Internet & Direct Marketing Retail	1.1
Beverages	1.1
Auto Components	1.1
Construction Materials	1.0
Exchange-Traded Funds	1.0
Health Care Providers & Services	1.0
Health Care Equipment & Supplies	1.0
Professional Services	1.0
Software	0.9
Media	0.8
Diversified Financial Services	0.7
Multi-Utilities	0.6
Affiliated Mutual Fund (0.6% represents investments purchased with collateral from securities on loan)	0.6
Thrifts & Mortgage Finance	0.5
Airlines	0.5
Industrial Conglomerates	0.4
Transportation Infrastructure	0.3
Electrical Equipment	0.2
Household Products	0.2
Marine	0.1
Multiline Retail	0.1
Entertainment	0.1
Leisure Products	0.0 *

See Notes to Financial Statements.

24

Industry Classification (continued):

Life Sciences Tools & Services	0.0	*%

	99.9
Other assets in excess of liabilities	0.1

	100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$1,415,025	$(1,415,025)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA International Equity Fund	25

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $1,415,025:
Unaffiliated investments (cost $211,496,192)	$238,375,067
Affiliated investments (cost $1,493,431)	1,494,028
Foreign currency, at value (cost $424,889)	421,738
Tax reclaim receivable	995,490
Dividends and interest receivable	918,387
Receivable for Series shares sold	542,881
Prepaid expenses	2,017

Total Assets	242,749,608

Liabilities
Payable to broker for collateral for securities on loan	1,486,955
Payable for Series shares reacquired	488,863
Payable to custodian	176,097
Accrued expenses and other liabilities	175,297
Management fee payable	119,176
Affiliated transfer agent fee payable	88,117
Distribution fee payable	51,899
Foreign capital gains tax liability accrued	1,114

Total Liabilities	2,587,518

Net Assets	$240,162,090

Net assets were comprised of:
Common stock, at par	$332,145
Paid-in capital in excess of par	218,236,898
Total distributable earnings (loss)	21,593,047

Net assets, April 30, 2019	$240,162,090

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share, ($184,124,370 ÷ 25,482,736 shares of common stock issued and outstanding)	$7.23
Maximum sales charge (5.50% of offering price)	0.42

Maximum offering price to public	$7.65

Class B
Net asset value, offering price and redemption price per share,
($1,412,694 ÷ 203,962 shares of common stock issued and outstanding)	$6.93

Class C
Net asset value, offering price and redemption price per share,
($3,473,025 ÷ 502,410 shares of common stock issued and outstanding)	$6.91

Class Z
Net asset value, offering price and redemption price per share,
($13,822,868 ÷ 1,899,383 shares of common stock issued and outstanding)	$7.28

Class R6
Net asset value, offering price and redemption price per share,
($37,329,133 ÷ 5,125,988 shares of common stock issued and outstanding)	$7.28

See Notes to Financial Statements.

PGIM QMA International Equity Fund	27

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $404,999 foreign withholding tax)	$3,773,659
Income from securities lending, net (including affiliated income of $3,423)	33,179
Affiliated dividend income	1,985

Total income	3,808,823

Expenses
Management fee	866,155
Distribution fee(a)	317,562
Transfer agent’s fees and expenses (including affiliated expense of $177,516)(a)	313,061
Custodian and accounting fees	115,368
Shareholders’ reports	36,786
Registration fees(a)	35,199
Audit fee	15,335
Legal fees and expenses	8,693
Directors’ fees	8,218
Miscellaneous	19,000

Total expenses	1,735,377
Less: Fee waiver and/or expense reimbursement(a)	(185,158)

Net expenses	1,550,219

Net investment income (loss)	2,258,604

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $883)	(5,709,558)
Foreign currency transactions	(41,120)

(5,750,678)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $490) (net of change in foreign capital gains taxes $27,528)	19,638,451
Foreign currencies	(6,424)

19,632,027

Net gain (loss) on investment and foreign currency transactions	13,881,349

Net Increase (Decrease) In Net Assets Resulting From Operations	$16,139,953

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	253,416	7,758	56,388	—	—
Transfer agent’s fees and expenses	271,433	9,809	19,483	12,223	113
Registration fees	7,273	7,017	7,059	7,020	6,830
Fee waiver and/or expense reimbursement	(122,303)	(12,128)	(8,164)	(9,721)	(32,842)

See Notes to Financial Statements.

28

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,258,604	$5,818,341
Net realized gain (loss) on investment and foreign currency transactions	(5,750,678)	12,752,884
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	19,632,027	(47,076,008)

Net increase (decrease) in net assets resulting from operations	16,139,953	(28,504,783)

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,863,819)	(3,767,555)
Class B	(27,709)	(34,288)
Class C	(271,974)	(206,355)
Class Z	(443,611)	(363,326)
Class R6	(1,275,473)	(939,275)

	(6,882,586)	(5,310,799)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	3,912,054	15,948,974
Net asset value of shares issued in reinvestment of dividends and distributions	6,792,809	5,229,466
Cost of shares reacquired	(15,832,229)	(35,360,628)

Net increase (decrease) in net assets from Series share transactions	(5,127,366)	(14,182,188)

Total increase (decrease)	4,130,001	(47,997,770)

Net Assets:
Beginning of period	236,032,089	284,029,859

End of period	$240,162,090	$236,032,089

See Notes to Financial Statements.

PGIM QMA International Equity Fund	29

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Jennison Global Infrastructure Fund, PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA International Equity Fund (the “Series”).

The investment objective of the Series is to seek long-term growth of capital.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

30

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

PGIM QMA International Equity Fund	31

Notes to Financial Statements (unaudited) (continued)

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of

32

the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Rights: The Series holds rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Series until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination

PGIM QMA International Equity Fund	33

Notes to Financial Statements (unaudited) (continued)

at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income

34

and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with QMA LLC (“QMA”) (formerly known as Quantitative Management Associates LLC). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Series. In connection therewith, QMA is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Series’ average daily net assets up to $2 billion, 0.70% of the next $3 billion and 0.69% of the average daily net assets over $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the six months ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 2.53% of average daily net assets for Class B shares, and 0.78% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

PGIM QMA International Equity Fund	35

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively.

For the reporting period ended April 30, 2019, PIMS received $23,602 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $0, $391 and $46 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated

36

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Series’ Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $94,113,440 and $103,990,756, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$101,342	$13,938,762	$14,040,104	$—	$—	$—	—	$1,985
PGIM Institutional Money Market Fund*
1,092,213	19,770,342	19,369,900	490	883	1,494,028	1,493,580	3,423	**

$1,193,555	$33,709,104	$33,410,004	$490	$883	$1,494,028		$5,408

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Series.

PGIM QMA International Equity Fund	37

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$214,130,391

Gross Unrealized Appreciation	34,279,742
Gross Unrealized Depreciation	(8,541,038)

Net Unrealized Appreciation	$25,738,704

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Series offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 5.075 billion shares of common stock, with a par value of $0.01 per share, which is divided into seven series. There are 700 million shares authorized

38

for the Series, divided into six classes, designated Class A, Class B, Class C, Class Z, Class R6 and Class T common stock, each of which consists of 100 million, 5 million, 100 million, 180 million, 180 million and 135 million authorized shares, respectively. The Series currently does not have any Class T shares outstanding.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 4,852,633 Class R6 shares of the Series. At reporting period end, four shareholders of record, each holding greater than 5% of the Series, held 41% of the Series’ outstanding shares, of which 12% were held by an affiliate of Prudential.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	272,747	$1,856,766
Shares issued in reinvestment of dividends and distributions	745,110	4,783,607
Shares reacquired	(1,464,727)	(10,097,154)

Net increase (decrease) in shares outstanding before conversion	(446,870)	(3,456,781)
Shares issued upon conversion from other share class(es)	1,338,801	9,630,693
Shares reacquired upon conversion into other share class(es)	(40,301)	(279,907)

Net increase (decrease) in shares outstanding	851,630	$5,894,005

Year ended October 31, 2018:
Shares sold	804,151	$6,370,219
Shares issued in reinvestment of dividends and distributions	477,661	3,697,101
Shares reacquired	(2,740,309)	(21,405,716)

Net increase (decrease) in shares outstanding before conversion	(1,458,497)	(11,338,396)
Shares issued upon conversion from other share class(es)	98,091	763,413
Shares reacquired upon conversion into other share class(es)	(125,149)	(987,877)

Net increase (decrease) in shares outstanding	(1,485,555)	$(11,562,860)

Class B
Six months ended April 30, 2019:
Shares sold	183	$1,233
Shares issued in reinvestment of dividends and distributions	4,465	27,594
Shares reacquired	(15,939)	(104,009)

Net increase (decrease) in shares outstanding before conversion	(11,291)	(75,182)
Shares reacquired upon conversion into other share class(es)	(44,917)	(295,293)

Net increase (decrease) in shares outstanding	(56,208)	$(370,475)

Year ended October 31, 2018:
Shares sold	28,928	$223,860
Shares issued in reinvestment of dividends and distributions	4,495	33,444
Shares reacquired	(86,909)	(647,663)

Net increase (decrease) in shares outstanding before conversion	(53,486)	(390,359)
Shares reacquired upon conversion into other share class(es)	(83,891)	(627,742)

Net increase (decrease) in shares outstanding	(137,377)	$(1,018,101)

PGIM QMA International Equity Fund	39

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2019:
Shares sold	32,491	$210,958
Shares issued in reinvestment of dividends and distributions	43,386	267,695
Shares reacquired	(148,248)	(974,979)

Net increase (decrease) in shares outstanding before conversion	(72,371)	(496,326)
Shares issued upon conversion from other share class(es)	209	1,444
Shares reacquired upon conversion into other share class(es)	(1,313,452)	(9,064,854)

Net increase (decrease) in shares outstanding	(1,385,614)	$(9,559,736)

Year ended October 31, 2018:
Shares sold	97,298	$737,280
Shares issued in reinvestment of dividends and distributions	27,319	202,979
Shares reacquired	(422,142)	(3,144,588)

Net increase (decrease) in shares outstanding before conversion	(297,525)	(2,204,329)
Shares reacquired upon conversion into other share class(es)	(7,107)	(54,450)

Net increase (decrease) in shares outstanding	(304,632)	$(2,258,779)

Class Z
Six months ended April 30, 2019:
Shares sold	63,005	$439,062
Shares issued in reinvestment of dividends and distributions	67,870	438,440
Shares reacquired	(212,413)	(1,473,900)

Net increase (decrease) in shares outstanding before conversion	(81,538)	(596,398)
Shares issued upon conversion from other share class(es)	46,138	323,034
Shares reacquired upon conversion into other share class(es)	(45,184)	(318,786)

Net increase (decrease) in shares outstanding	(80,584)	$(592,150)

Year ended October 31, 2018:
Shares sold	201,211	$1,579,542
Shares issued in reinvestment of dividends and distributions	45,785	356,667
Shares reacquired	(539,404)	(4,190,995)

Net increase (decrease) in shares outstanding before conversion	(292,408)	(2,254,786)
Shares issued upon conversion from other share class(es)	125,908	1,001,643
Shares reacquired upon conversion into other share class(es)	(16,340)	(125,981)

Net increase (decrease) in shares outstanding	(182,840)	$(1,379,124)

40

Class R6	Shares	Amount
Six months ended April 30, 2019:
Shares sold	201,509	$1,404,035
Shares issued in reinvestment of dividends and distributions	197,442	1,275,473
Shares reacquired	(470,033)	(3,182,187)

Net increase (decrease) in shares outstanding before conversion	(71,082)	(502,679)
Shares issued upon conversion from other share class(es)	540	3,669

Net increase (decrease) in shares outstanding	(70,542)	$(499,010)

Year ended October 31, 2018:
Shares sold	917,539	$7,038,073
Shares issued in reinvestment of dividends and distributions	120,574	939,275
Shares reacquired	(744,222)	(5,971,666)

Net increase (decrease) in shares outstanding before conversion	293,891	2,005,682
Shares issued upon conversion from other share class(es)	3,823	30,994

Net increase (decrease) in shares outstanding	297,714	$2,036,676

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended April 30, 2019. The average daily balance for the 68 days that the Series had loans outstanding during the period was approximately $242,162, borrowed at a weighted average interest rate of 3.72%. The maximum loan outstanding amount during the period was $720,000. At April 30, 2019, the Series did not have an outstanding loan amount.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

PGIM QMA International Equity Fund	41

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain

42

other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM QMA International Equity Fund	43

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.96		$7.95	$6.48	$6.65	$7.36	$7.37
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.16	0.11	0.11	0.11	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.40		(1.00)	1.49	(0.17)	(0.65)	(0.02)
Total from investment operations	0.47		(0.84)	1.60	(0.06)	(0.54)	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.15)	(0.13)	(0.11)	(0.17)	(0.14)
Distributions from net realized gains	(0.03)		-	-	-	-	-
Total dividends and distributions	(0.20)		(0.15)	(0.13)	(0.11)	(0.17)	(0.14)
Net asset value, end of period	$7.23		$6.96	$7.95	$6.48	$6.65	$7.36
Total Return(b):	7.12%		(10.81)%	25.17%	(0.93)%	(7.37)%	1.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$184,124		$171,326	$207,626	$185,120	$211,314	$218,909
Average net assets (000)	$170,340		$200,255	$192,517	$189,980	$229,598	$232,049
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.41%	(e)	1.34%	1.58%	1.66%	1.62%	1.59%
Expenses before waivers and/or expense reimbursement	1.55%	(e)	1.47%	1.59%	1.66%	1.62%	1.59%
Net investment income (loss)	1.91%	(e)	2.08%	1.62%	1.69%	1.39%	2.02%
Portfolio turnover rate(f)	41%		114%	105%	114%	111%	134%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class B Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.62		$7.60	$6.21	$6.37	$7.05	$7.07
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	0.07	0.05	0.06	0.05	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.42		(0.96)	1.43	(0.16)	(0.61)	(0.03)
Total from investment operations	0.42		(0.89)	1.48	(0.10)	(0.56)	0.07
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.09)	(0.09)	(0.06)	(0.12)	(0.09)
Distributions from net realized gains	(0.03)		-	-	-	-	-
Total dividends and distributions	(0.11)		(0.09)	(0.09)	(0.06)	(0.12)	(0.09)
Net asset value, end of period	$6.93		$6.62	$7.60	$6.21	$6.37	$7.05
Total Return(c):	6.63%		(11.90)%	24.12%	(1.55)%	(7.96)%	1.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,413		$1,723	$3,020	$3,080	$4,774	$5,006
Average net assets (000)	$1,564		$2,556	$2,833	$3,710	$5,313	$5,868
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.53%	(f)	2.53%	2.39%	2.36%	2.32%	2.29%
Expenses before waivers and/or expense reimbursement	4.09%	(f)	3.21%	2.72%	2.36%	2.32%	2.29%
Net investment income (loss)	0.14%	(f)	0.88%	0.75%	0.96%	0.68%	1.35%
Portfolio turnover rate(g)	41%		114%	105%	114%	111%	134%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying portfolios in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA International Equity Fund	45

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.64		$7.60	$6.20	$6.37	$7.05	$7.07
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.10	0.06	0.06	0.06	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.39		(0.97)	1.43	(0.17)	(0.62)	(0.03)
Total from investment operations	0.42		(0.87)	1.49	(0.11)	(0.56)	0.07
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.09)	(0.09)	(0.06)	(0.12)	(0.09)
Distributions from net realized gains	(0.03)		-	-	-	-	-
Total dividends and distributions	(0.15)		(0.09)	(0.09)	(0.06)	(0.12)	(0.09)
Net asset value, end of period	$6.91		$6.64	$7.60	$6.20	$6.37	$7.05
Total Return(b):	6.54%		(11.52)%	24.33%	(1.71)%	(7.96)%	1.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,473		$12,530	$16,661	$15,892	$18,209	$18,146
Average net assets (000)	$11,371		$15,626	$15,736	$16,416	$20,086	$19,402
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.25%	(e)	2.10%	2.32%	2.36%	2.32%	2.29%
Expenses before waivers and/or expense reimbursement	2.39%	(e)	2.23%	2.33%	2.36%	2.32%	2.29%
Net investment income (loss)	0.88%	(e)	1.32%	0.86%	0.98%	0.71%	1.32%
Portfolio turnover rate(f)	41%		114%	105%	114%	111%	134%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class Z Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.02		$8.02	$6.54	$6.70	$7.42	$7.43
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.19	0.11	0.13	0.13	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.42		(1.02)	1.52	(0.16)	(0.66)	(0.01)
Total from investment operations	0.49		(0.83)	1.63	(0.03)	(0.53)	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.17)	(0.15)	(0.13)	(0.19)	(0.16)
Distributions from net realized gains	(0.03)		-	-	-	-	-
Total dividends and distributions	(0.23)		(0.17)	(0.15)	(0.13)	(0.19)	(0.16)
Net asset value, end of period	$7.28		$7.02	$8.02	$6.54	$6.70	$7.42
Total Return(b):	7.35%		(10.59)%	25.46%	(0.44)%	(7.15)%	2.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,823		$13,901	$17,344	$49,675	$54,726	$48,064
Average net assets (000)	$13,538		$17,055	$21,567	$50,923	$55,405	$53,881
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.07%	(e)	1.00%	1.31%	1.36%	1.32%	1.29%
Expenses before waivers and/or expense reimbursement	1.21%	(e)	1.13%	1.32%	1.36%	1.32%	1.29%
Net investment income (loss)	2.16%	(e)	2.44%	1.57%	1.99%	1.69%	2.07%
Portfolio turnover rate(f)	41%		114%	105%	114%	111%	134%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA International Equity Fund	47

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	December 28, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.03		$8.04	$6.32
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.21	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.40		(1.03)	1.57
Total from investment operations	0.49		(0.82)	1.72
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.19)	-
Distributions from net realized gains	(0.03)		-	-
Total dividends and distributions	(0.24)		(0.19)	-
Net asset value, end of period	$7.28		$7.03	$8.04
Total Return(c):	7.48%		(10.43)%	27.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,329		$36,552	$39,379
Average net assets (000)	$36,071		$38,947	$37,891
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.78%	(f)	0.78%	0.95%	(f)
Expenses before waivers and/or expense reimbursement	0.96%	(f)	0.95%	0.99%	(f)
Net investment income (loss)	2.53%	(f)	2.61%	2.45%	(f)
Portfolio turnover rate(g)	41%		114%	105%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying portfolios in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

48

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM QMA International Equity Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA INTERNATIONAL EQUITY FUND

SHARE CLASS	A	B	C	Z	R6
NASDAQ	PJRAX	PJRBX	PJRCX	PJIZX	PJRQX
CUSIP	743969859	743969867	743969875	743969883	743969578

MF190E2

PGIM EMERGING MARKETS DEBT

LOCAL CURRENCY FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return, through a combination of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Emerging Markets Debt Local Currency Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Emerging Markets Debt Local Currency Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Emerging Markets Debt Local Currency Fund

June 14, 2019

PGIM Emerging Markets Debt Local Currency Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	7.35	–10.39	–2.24	–1.38 (3/30/11)
Class C	6.90	–7.87	–2.11	–1.46 (3/30/11)
Class Z	7.60	–5.88	–1.11	–0.52 (3/30/11)
Class R6	7.51	–6.02	–1.03	–0.46 (3/30/11)
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index
	7.00	–4.93	–0.97	–0.08
Lipper Emerging Markets Local Currency Debt Funds Average
	6.55	–4.81	–1.00	–0.41

Source: PGIM Investments LLC, Lipper, Inc. and JP Morgan

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

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Benchmark Definitions

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index—The JP Morgan Government Bond Index-Emerging Markets Global Diversified Index, an unmanaged index, is a comprehensive emerging markets debt benchmark that tracks local currency bonds issued by emerging market governments.

Lipper Emerging Markets Local Currency Debt Funds Average—The Lipper Emerging Markets Local Currency Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Emerging Markets Local Currency Debt Funds universe for the periods noted. Funds in the Lipper Average seek either current income or total return by investing at least 65% of total assets in debt issues denominated in the currency of their market of issuance. “Emerging markets” are defined by a country’s GNP per capita or other economic measures.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 4/30/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.16	5.21	4.20
Class C	0.14	4.70	1.15
Class Z	0.17	5.72	5.30
Class R6	0.17	5.60	–92.53

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Emerging Markets Debt Local Currency Fund	7

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/19 (%)
AAA	1.8
AA	5.9
A	29.4
BBB	36.2
BB	14.6
B	5.9
Not Rated	1.0
Cash/Cash Equivalents	5.1
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Emerging Markets Debt Local Currency Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Emerging Markets Debt Local Currency Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,073.50	1.13%	$5.81
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
Class C	Actual	$1,000.00	$1,069.00	1.88%	$9.64
	Hypothetical	$1,000.00	$1,015.47	1.88%	$9.39
Class Z	Actual	$1,000.00	$1,076.00	0.88%	$4.53
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Class R6	Actual	$1,000.00	$1,075.10	0.88%	$4.53
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 92.4%

SOVEREIGN BONDS 84.6%

Angola 0.3%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500%	11/12/25		200	$224,198

Argentina 0.6%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	5.625	01/26/22		180	140,132
Provincia de Buenos Aires,
Sr. Unsec’d. Notes(a)	9.125	03/16/24		200	150,750
Sr. Unsec’d. Notes	9.950	06/09/21		140	119,000

					409,882

Bahrain 0.3%
Bahrain Government International Bond, Sr. Unsec’d. Notes	6.125	07/05/22		200	206,657

Brazil 10.6%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		392	404,224
Brazil Notas do Tesouro Nacional,
Notes, Series NTNF	10.000	01/01/21	BRL	3,000	796,573
Notes, Series NTNF	10.000	01/01/23	BRL	12,011	3,228,780
Notes, Series NTNF	10.000	01/01/25	BRL	6,336	1,709,943
Notes, Series NTNF	10.000	01/01/27	BRL	3,365	907,798
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54	14,108

					7,061,426

Chile 3.0%
Bonos De La Tesoreria De La Republica En Pesos,
Bonds	4.500	03/01/26	CLP	620,000	946,056
Bonds	5.000	03/01/35	CLP	65,000	104,323
Bonds, Series 30YR	6.000	01/01/43	CLP	330,000	608,908
Unsec’d. Notes, 144A	4.000	03/01/23	CLP	250,000	374,186

					2,033,473

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Colombia 4.4%
Colombian TES,
Bonds, Series B	6.000%	04/28/28	COP	6,211,000	$1,847,177
Bonds, Series B	6.250	11/26/25	COP	500,000	154,733
Bonds, Series B	7.000	06/30/32	COP	800,000	247,373
Bonds, Series B	7.500	08/26/26	COP	500,000	164,749
Bonds, Series B	10.000	07/24/24	COP	1,500,000	546,982

					2,961,014

Czech Republic 2.8%
Czech Republic Government Bond,
Bonds, Series 049	4.200	12/04/36	CZK	700	37,676
Bonds, Series 089	2.400	09/17/25	CZK	10,840	490,803
Bonds, Series 095	1.000	06/26/26	CZK	8,540	352,284
Bonds, Series 097	0.450	10/25/23	CZK	16,680	689,341
Bonds, Series 105	2.750	07/23/29	CZK	5,200	243,676
Bonds, Series 15YR	2.000	10/13/33	CZK	1,100	46,012

					1,859,792

Ecuador 0.4%
Ecuador Government International Bond, Sr. Unsec’d. Notes	10.750	03/28/22		260	290,875

Egypt 0.3%
Egypt Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	175	195,482

El Salvador 0.2%
El Salvador Government International Bond, Sr. Unsec’d. Notes	7.750	01/24/23		125	131,563

Gabon 0.3%
Gabon Government International Bond, Bonds	6.375	12/12/24		200	192,516

Ghana 0.3%
Ghana Government International Bond, Sr. Unsec’d. Notes	7.875	08/07/23		200	210,000

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece 0.3%
Hellenic Republic Government Bond, Bonds	3.500%	01/30/23	EUR	165	$195,414

Hungary 3.4%
Hungary Government Bond,
Bonds, Series 22/A	7.000	06/24/22	HUF	154,840	630,086
Bonds, Series 25/B	5.500	06/24/25	HUF	276,280	1,127,399
Bonds, Series 27/A	3.000	10/27/27	HUF	81,000	284,070
Bonds, Series 31/A	3.250	10/22/31	HUF	66,600	226,465

					2,268,020

Indonesia 8.7%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes, Series 056	8.375	09/15/26	IDR	14,591,000	1,070,506
Sr. Unsec’d. Notes, Series 059	7.000	05/15/27	IDR	7,765,000	519,586
Sr. Unsec’d. Notes, Series 063	5.625	05/15/23	IDR	2,250,000	149,334
Sr. Unsec’d. Notes, Series 065	6.625	05/15/33	IDR	8,200,000	496,423
Sr. Unsec’d. Notes, Series 068	8.375	03/15/34	IDR	17,600,000	1,247,439
Sr. Unsec’d. Notes, Series 070	8.375	03/15/24	IDR	7,910,000	578,699
Sr. Unsec’d. Notes, Series 071	9.000	03/15/29	IDR	7,310,000	551,226
Sr. Unsec’d. Notes, Series 072	8.250	05/15/36	IDR	10,260,000	718,278
Sr. Unsec’d. Notes, Series 073	8.750	05/15/31	IDR	6,505,000	479,549

					5,811,040

Iraq 0.4%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		280	284,273

Ivory Coast 0.3%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.125	06/15/25	EUR	165	189,161

Kenya 0.3%
Kenya Government International Bond, Sr. Unsec’d. Notes	6.875	06/24/24		200	204,000

Malaysia 6.1%
Malaysia Government Bond, Sr. Unsec’d. Notes, Series 0111	4.160	07/15/21	MYR	130	31,932

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Malaysia (cont’d.)
Malaysia Government Bond, (cont’d.)
Sr. Unsec’d. Notes, Series 0116	3.800%	08/17/23	MYR	2,000	$486,175
Sr. Unsec’d. Notes, Series 0118	3.882	03/14/25	MYR	1,977	480,466
Sr. Unsec’d. Notes, Series 0217	4.059	09/30/24	MYR	335	82,218
Sr. Unsec’d. Notes, Series 0311	4.392	04/15/26	MYR	285	70,909
Sr. Unsec’d. Notes, Series 0313	3.480	03/15/23	MYR	1,100	264,531
Sr. Unsec’d. Notes, Series 0314	4.048	09/30/21	MYR	1,375	337,311
Sr. Unsec’d. Notes, Series 0315	3.659	10/15/20	MYR	520	126,244
Sr. Unsec’d. Notes, Series 0316	3.900	11/30/26	MYR	3,070	743,981
Sr. Unsec’d. Notes, Series 0411	4.232	06/30/31	MYR	1,770	433,044
Sr. Unsec’d. Notes, Series 0413	3.844	04/15/33	MYR	140	32,641
Sr. Unsec’d. Notes, Series 0417	3.899	11/16/27	MYR	1,370	332,047
Sr. Unsec’d. Notes, Series 0517	3.441	02/15/21	MYR	2,250	544,542
Malaysia Government Investment Issue, Sr. Unsec’d. Notes, Series 0416	3.226	04/15/20	MYR	477	115,172

					4,081,213

Mexico 7.2%
Mexican Bonos,
Bonds, Series M	8.000	11/07/47	MXN	13,150	655,553
Bonds, Series M20	7.500	06/03/27	MXN	44,195	2,247,965
Bonds, Series M30	10.000	11/20/36	MXN	19,900	1,202,266
Sr. Unsec’d. Notes, Series M	8.000	12/07/23	MXN	9,097	480,639
Sr. Unsec’d. Notes, Series M30	8.500	11/18/38	MXN	3,700	195,965

					4,782,388

Nigeria 0.3%
Nigeria Government International Bond, Sr. Unsec’d. Notes, 144A	6.375	07/12/23		200	206,040

Pakistan 0.6%
Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes, 144A	5.625	12/05/22		400	403,580

Peru 4.0%
Peru Government Bond,
Bonds	6.950	08/12/31	PEN	190	64,819
Sr. Unsec’d. Notes, 144A	6.150	08/12/32	PEN	285	90,749
Peruvian Government International Bond, Sr. Unsec’d. Notes	5.200	09/12/23	PEN	1,044	330,715

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Peru (cont’d.)
Peruvian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.900%	08/12/37	PEN	1,010	$340,757
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	3,600	1,228,141
Sr. Unsec’d. Notes	8.200	08/12/26	PEN	1,620	589,732

					2,644,913

Philippines 0.7%
Philippine Government Bond,
Sr. Unsec’d. Notes, Series 1060	3.625	09/09/25	PHP	5,600	94,787
Sr. Unsec’d. Notes, Series 2023	6.750	01/24/39	PHP	18,000	373,842

					468,629

Poland 4.7%
Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	600	154,748
Bonds, Series 0725	3.250	07/25/25	PLN	4,640	1,260,338
Bonds, Series 0726	2.500	07/25/26	PLN	6,610	1,711,444

					3,126,530

Romania 1.9%
Romania Government Bond,
Bonds, Series 05YR	4.250	06/28/23	RON	2,970	699,473
Bonds, Series 07YR	3.250	04/29/24	RON	750	168,154
Bonds, Series 10YR	5.850	04/26/23	RON	960	239,713
Bonds, Series 15YR	5.800	07/26/27	RON	700	175,508

					1,282,848

Russia 4.8%
Russian Federal Bond - OFZ,
Bonds, Series 6218	8.500	09/17/31	RUB	48,250	769,508
Bonds, Series 6219	7.750	09/16/26	RUB	41,600	638,571
Bonds, Series 6221	7.700	03/23/33	RUB	26,900	400,407
Bonds, Series 6222	7.100	10/16/24	RUB	20,500	307,841
Bonds, Series 6223	6.500	02/28/24	RUB	27,500	404,409
Bonds, Series 6224	6.900	05/23/29	RUB	23,100	330,939
Bonds, Series 6226	7.950	10/07/26	RUB	16,700	258,082
Bonds, Series 6227	7.400	07/17/24	RUB	8,700	132,040

					3,241,797

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Singapore 1.0%
Singapore Government Bond, Sr. Unsec’d. Notes	2.750%	07/01/23	SGD	853	$646,602

South Africa 8.3%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2023	7.750	02/28/23	ZAR	1,500	104,995
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	19,140	1,226,843
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	5,250	330,234
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	15,850	1,030,907
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	6,715	423,401
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	11,045	698,912
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	21,608	1,670,016
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	1,000	58,700

					5,544,008

Sri Lanka 0.3%
Sri Lanka Government International Bond, Sr. Unsec’d. Notes	6.250	07/27/21		200	201,168

Thailand 5.4%
Thailand Government Bond,
Sr. Unsec’d. Notes	2.125	12/17/26	THB	19,520	600,839
Sr. Unsec’d. Notes	2.875	12/17/28	THB	10,000	324,049
Sr. Unsec’d. Notes	2.875	06/17/46	THB	3,150	92,363
Sr. Unsec’d. Notes	3.400	06/17/36	THB	44,850	1,484,553
Sr. Unsec’d. Notes	3.625	06/16/23	THB	8,530	283,700
Sr. Unsec’d. Notes	3.775	06/25/32	THB	8,200	282,615
Sr. Unsec’d. Notes	4.875	06/22/29	THB	15,170	570,444

					3,638,563

Turkey 1.7%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes	8.250	01/24/24		220	218,974
Turkey Government Bond,
Bonds	8.800	09/27/23	TRY	2,550	274,150
Bonds	10.400	03/20/24	TRY	640	72,507
Bonds	10.600	02/11/26	TRY	945	107,377
Bonds	11.000	02/24/27	TRY	4,000	445,860

					1,118,868

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Ukraine 0.5%
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750%	09/01/22		325	$318,956

Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	9.875	06/20/22	UYU	3,260	93,148
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	45,921

					139,069

TOTAL SOVEREIGN BONDS (cost $58,752,048)					56,573,958

CORPORATE BONDS 7.8%

Brazil 0.5%
Petrobras Global Finance BV, Gtd. Notes	6.250	03/17/24		285	306,503

Indonesia 0.3%
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24		225	222,122

Jamaica 0.3%
Digicel Ltd., Gtd. Notes	6.750	03/01/23		235	166,427

Mexico 1.8%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450	12/05/22	MXN	14,250	689,087
Petroleos Mexicanos,
Gtd. Notes, 144A	7.650	11/24/21	MXN	4,120	204,580
Gtd. Notes, MTN	6.875	08/04/26		315	327,883

					1,221,550

Oman 0.3%
Lamar Funding Ltd., Sr. Unsec’d. Notes	3.958	05/07/25		200	175,263

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Russia 3.2%
Gazprom Capital OOO,
Gtd. Notes, Series BO03	7.150	%(cc)	02/15/28	RUB	90,000	$1,302,890
Gtd. Notes, Series BO05	8.900	(cc)	02/03/27	RUB	42,000	657,969
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes	5.942		11/21/23		200	209,474

						2,170,333

South Africa 0.3%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes	5.750		01/26/21		235	232,885

Supranational Bank 0.8%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, GMTN	6.450		12/13/22	IDR	7,500,000	505,263

Tunisia 0.3%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	5.625		02/17/24	EUR	180	196,051

TOTAL CORPORATE BONDS (cost $5,530,002)						5,196,397

TOTAL LONG-TERM INVESTMENTS (cost $64,282,050)						61,770,355

				Shares

SHORT-TERM INVESTMENTS 6.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)					4,057,479	4,057,479

See Notes to Financial Statements.

18

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $158,472; includes $158,461 of cash collateral for securities on loan)(b)(w)	158,424	$158,472

TOTAL SHORT-TERM INVESTMENTS (cost $4,215,951)		4,215,951

TOTAL INVESTMENTS 98.7% (cost $68,498,001)		65,986,306
Other assets in excess of liabilities(z) 1.3%		858,389

NET ASSETS 100.0%		$66,844,695

Below is a list of the abbreviation(s) used in the semiannual report:

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

UAH—Ukraine Hryvna

USD—US Dollar

UYU—Uruguayan Peso

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BROIS—Brazil Overnight Index Swap

COOIS—Colombia Overnight Interbank Reference Rate

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MTN—Medium Term Note

OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

T—Swap payment upon termination

WIBOR—Warsaw Interbank Offered Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $146,387; cash collateral of $158,461 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at April 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 05/03/19	BNP Paribas S.A.	ARS	17,937	$404,903	$402,781	$—	$(2,122)
Expiring 05/30/19	BNP Paribas S.A.	ARS	3,402	72,768	73,484	716	—
Expiring 06/25/19	Citibank, N.A.	ARS	6,503	142,918	134,764	—	(8,154)
Expiring 06/25/19	Citibank, N.A.	ARS	4,630	98,773	95,962	—	(2,811)
Expiring 06/25/19	Citibank, N.A.	ARS	3,162	68,189	65,528	—	(2,661)
Expiring 11/29/19	Citibank, N.A.	ARS	11,168	212,731	183,236	—	(29,495)
Expiring 11/29/19	Citibank, N.A.	ARS	3,740	71,574	61,357	—	(10,217)
Australian Dollar,
Expiring 07/22/19	Citibank, N.A.	AUD	464	333,342	327,634	—	(5,708)
Expiring 07/22/19	Morgan Stanley & Co. International PLC	AUD	916	656,135	647,222	—	(8,913)
Brazilian Real,
Expiring 06/04/19	Citibank, N.A.	BRL	654	165,457	166,312	855	—
Expiring 06/04/19	Citibank, N.A.	BRL	206	52,670	52,367	—	(303)

See Notes to Financial Statements.

20

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	2,080	$535,873	$528,945	$—	$(6,928)
Expiring 06/04/19	Morgan Stanley & Co. International PLC	BRL	418	107,050	106,265	—	(785)
British Pound,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	GBP	92	121,349	120,964	—	(385)
Chilean Peso,
Expiring 06/19/19	BNP Paribas S.A.	CLP	87,670	131,650	129,400	—	(2,250)
Expiring 06/19/19	Citibank, N.A.	CLP	83,757	127,000	123,623	—	(3,377)
Expiring 06/19/19	Citibank, N.A.	CLP	70,948	106,051	104,718	—	(1,333)
Chinese Renminbi,
Expiring 07/25/19	Citibank, N.A.	CNH	1,461	217,795	216,858	—	(937)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	1,337	200,088	198,520	—	(1,568)
Colombian Peso,
Expiring 05/20/19	Bank of America, N.A.	COP	105,957	34,015	32,735	—	(1,280)
Expiring 05/20/19	Citibank, N.A.	COP	2,078,771	661,250	642,232	—	(19,018)
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	COP	441,894	141,000	136,522	—	(4,478)
Expiring 05/20/19	Morgan Stanley & Co. International PLC	COP	117,020	36,910	36,153	—	(757)
Expiring 05/20/19	UBS AG	COP	140,499	44,118	43,407	—	(711)
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	27,539	1,214,865	1,207,614	—	(7,251)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CZK	1,122	49,539	49,203	—	(336)
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	4,091	217,790	233,241	15,451	—
Expiring 07/15/19	Citibank, N.A.	EGP	1,857	98,858	105,838	6,980	—
Expiring 07/29/19	Citibank, N.A.	EGP	1,218	65,844	69,196	3,352	—
Expiring 07/29/19	Citibank, N.A.	EGP	1,003	53,416	56,969	3,553	—
Expiring 09/18/19	Citibank, N.A.	EGP	2,160	118,168	121,062	2,894	—
Expiring 10/08/19	Citibank, N.A.	EGP	1,554	85,600	86,633	1,033	—
Indian Rupee,
Expiring 06/19/19	Barclays Bank PLC	INR	40,591	572,701	579,923	7,222	—
Expiring 06/19/19	Barclays Bank PLC	INR	7,549	108,000	107,847	—	(153)
Expiring 06/19/19	Citibank, N.A.	INR	13,362	191,000	190,906	—	(94)
Expiring 06/19/19	HSBC Bank USA, N.A.	INR	12,757	183,000	182,254	—	(746)
Expiring 06/19/19	HSBC Bank USA, N.A.	INR	8,710	124,000	124,440	440	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	22,973	$329,157	$328,206	$—	$(951)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	11,558	165,061	165,122	61	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	10,548	151,999	150,698	—	(1,301)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	9,540	136,200	136,299	99	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	7,840	112,000	112,011	11	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	7,708	110,000	110,119	119	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	6,872	98,000	98,184	184	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	49,612	700,121	708,795	8,674	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	16,665	239,000	238,097	—	(903)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	9,635	139,000	137,655	—	(1,345)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	9,008	129,000	128,697	—	(303)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	8,476	121,000	121,096	96	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	7,652	110,000	109,325	—	(675)
Indonesian Rupiah,
Expiring 06/19/19	Barclays Bank PLC	IDR	2,518,650	174,000	175,609	1,609	—
Expiring 06/19/19	Barclays Bank PLC	IDR	2,515,100	175,000	175,362	362	—
Expiring 06/19/19	Barclays Bank PLC	IDR	2,263,034	158,000	157,787	—	(213)
Expiring 06/19/19	Barclays Bank PLC	IDR	1,657,305	117,000	115,553	—	(1,447)
Expiring 06/19/19	Barclays Bank PLC	IDR	1,637,323	116,000	114,160	—	(1,840)
Expiring 06/19/19	Barclays Bank PLC	IDR	1,514,625	105,000	105,605	605	—
Expiring 06/19/19	Citibank, N.A.	IDR	2,256,620	157,674	157,340	—	(334)
Expiring 06/19/19	Citibank, N.A.	IDR	1,691,352	117,000	117,927	927	—
Expiring 06/19/19	HSBC Bank USA, N.A.	IDR	1,493,960	104,000	104,164	164	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	3,432,000	240,000	239,291	—	(709)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	2,332,856	163,000	162,655	—	(345)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	2,200,000	153,503	153,392	—	(111)

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	2,009,903	$140,278	$140,138	$—	$(140)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	1,529,244	107,000	106,624	—	(376)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	1,498,928	105,000	104,511	—	(489)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	4,077,889	283,000	284,325	1,325	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	2,859,125	201,000	199,348	—	(1,652)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	2,763,259	194,322	192,664	—	(1,658)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	2,373,200	164,697	165,468	771	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	1,671,159	117,511	116,519	—	(992)
Expiring 06/19/19	UBS AG	IDR	3,151,500	220,000	219,734	—	(266)
Japanese Yen,
Expiring 07/19/19	Bank of America, N.A.	JPY	47,233	424,769	426,761	1,992	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	18,147	163,245	163,965	720	—
Malaysian Ringgit,
Expiring 06/14/19	Barclays Bank PLC	MYR	367	90,000	88,759	—	(1,241)
Expiring 06/14/19	Barclays Bank PLC	MYR	243	58,515	58,783	268	—
Expiring 06/14/19	UBS AG	MYR	250	60,403	60,504	101	—
Mexican Peso,
Expiring 06/19/19	Barclays Bank PLC	MXN	3,132	160,000	163,878	3,878	—
Expiring 06/19/19	BNP Paribas S.A.	MXN	2,908	152,000	152,155	155	—
Expiring 06/19/19	Citibank, N.A.	MXN	6,352	329,158	332,379	3,221	—
Expiring 06/19/19	Citibank, N.A.	MXN	3,649	191,000	190,914	—	(86)
Expiring 06/19/19	Citibank, N.A.	MXN	3,156	165,061	165,120	59	—
Expiring 06/19/19	Citibank, N.A.	MXN	2,190	115,000	114,584	—	(416)
Expiring 06/19/19	Citibank, N.A.	MXN	1,920	101,000	100,478	—	(522)
Expiring 06/19/19	Citibank, N.A.	MXN	662	33,962	34,652	690	—
Expiring 06/19/19	Deutsche Bank AG	MXN	32,252	1,645,012	1,687,549	42,537	—
Expiring 06/19/19	HSBC Bank USA, N.A.	MXN	8,852	463,381	463,154	—	(227)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	3,196	164,118	167,244	3,126	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	2,563	134,000	134,085	85	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	2,122	$108,840	$111,041	$2,201	$—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	2,062	107,783	107,897	114	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	1,107	56,946	57,908	962	—
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	3,167	103,000	102,816	—	(184)
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	23,520	763,757	763,632	—	(125)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	23,520	763,732	763,632	—	(100)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	6,415	209,000	208,295	—	(705)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	2,655	86,000	86,209	209	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	40,109	1,304,754	1,302,253	—	(2,501)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	8,681	282,000	281,853	—	(147)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	5,497	179,000	178,477	—	(523)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	3,104	101,000	100,787	—	(213)
New Zealand Dollar,
Expiring 07/22/19	Citibank, N.A.	NZD	227	153,500	151,661	—	(1,839)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	1,012	305,000	305,445	445	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	728	220,000	219,654	—	(346)
Expiring 06/19/19	BNP Paribas S.A.	PEN	590	178,000	177,897	—	(103)
Expiring 06/19/19	BNP Paribas S.A.	PEN	558	169,000	168,494	—	(506)
Expiring 06/19/19	BNP Paribas S.A.	PEN	410	124,000	123,779	—	(221)
Expiring 06/19/19	BNP Paribas S.A.	PEN	393	118,000	118,484	484	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	306	92,000	92,358	358	—
Expiring 06/19/19	Citibank, N.A.	PEN	430	130,000	129,631	—	(369)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	646	194,000	194,819	819	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	589	178,000	177,602	—	(398)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	331	100,000	100,009	9	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	143	42,908	43,089	181	—

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	20,222	$385,186	$386,439	$1,253	$—
Expiring 06/19/19	Barclays Bank PLC	PHP	17,598	331,000	336,287	5,287	—
Expiring 06/19/19	Barclays Bank PLC	PHP	13,308	255,000	254,309	—	(691)
Expiring 06/19/19	Barclays Bank PLC	PHP	2,028	39,016	38,755	—	(261)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	16,327	307,000	311,999	4,999	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	15,072	286,999	288,026	1,027	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	12,999	248,000	248,399	399	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	12,681	239,000	242,321	3,321	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	10,050	193,000	192,060	—	(940)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	9,976	191,984	190,646	—	(1,338)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	9,063	173,000	173,182	182	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	8,647	162,000	165,236	3,236	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	7,291	139,000	139,319	319	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	2,758	51,621	52,696	1,075	—
Polish Zloty,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	7,088	1,879,747	1,859,160	—	(20,587)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	517	137,000	135,527	—	(1,473)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	260	69,026	68,285	—	(741)
Romanian Leu,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	RON	134	31,718	31,534	—	(184)
Expiring 07/19/19	UBS AG	RON	1,310	310,166	308,049	—	(2,117)
Russian Ruble,
Expiring 06/19/19	Barclays Bank PLC	RUB	6,478	100,000	99,464	—	(536)
Expiring 06/19/19	Citibank, N.A.	RUB	6,862	106,000	105,356	—	(644)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	149,359	2,249,454	2,293,308	43,854	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	6,323	98,000	97,089	—	(911)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	4,222	$65,121	$64,819	$—	$(302)
Singapore Dollar,
Expiring 05/10/19	Barclays Bank PLC	SGD	259	192,000	190,266	—	(1,734)
Expiring 05/10/19	Barclays Bank PLC	SGD	200	147,000	146,956	—	(44)
Expiring 05/10/19	Barclays Bank PLC	SGD	116	86,000	85,277	—	(723)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	303	224,000	222,712	—	(1,288)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	232	171,000	170,510	—	(490)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	212	157,000	156,018	—	(982)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	179	133,000	131,818	—	(1,182)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	155	114,000	113,774	—	(226)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	SGD	147	109,000	108,127	—	(873)
Expiring 05/10/19	UBS AG	SGD	206	152,000	151,317	—	(683)
South African Rand,
Expiring 06/13/19	BNP Paribas S.A.	ZAR	327	22,310	22,716	406	—
Expiring 06/13/19	Citibank, N.A.	ZAR	2,657	183,100	184,789	1,689	—
Expiring 06/13/19	Citibank, N.A.	ZAR	2,156	148,234	149,933	1,699	—
Expiring 06/13/19	Citibank, N.A.	ZAR	1,650	113,175	114,719	1,544	—
Expiring 06/13/19	Citibank, N.A.	ZAR	1,549	106,000	107,740	1,740	—
Expiring 06/13/19	Citibank, N.A.	ZAR	576	40,215	40,091	—	(124)
Expiring 06/13/19	Goldman Sachs International	ZAR	2,313	158,467	160,820	2,353	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	3,290	226,350	228,800	2,450	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	2,364	163,505	164,421	916	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	970	68,462	67,469	—	(993)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	815	56,559	56,659	100	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	499	34,748	34,713	—	(35)
Expiring 06/13/19	Morgan Stanley & Co. International PLC	ZAR	4,788	329,519	332,935	3,416	—
South Korean Won,
Expiring 06/19/19	Citibank, N.A.	KRW	376,442	331,346	322,846	—	(8,500)

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/19/19	Citibank, N.A.	KRW	241,268	$212,122	$206,917	$—	$(5,205)
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	131,365	115,000	112,661	—	(2,339)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	377,206	333,342	323,501	—	(9,841)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	376,378	331,260	322,790	—	(8,470)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	282,636	250,109	242,395	—	(7,714)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	214,546	188,050	184,000	—	(4,050)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	214,490	188,050	183,951	—	(4,099)
Thai Baht,
Expiring 05/10/19	BNP Paribas S.A.	THB	22,518	721,461	705,478	—	(15,983)
Expiring 05/10/19	BNP Paribas S.A.	THB	5,928	190,000	185,740	—	(4,260)
Expiring 05/10/19	Citibank, N.A.	THB	60,592	1,925,629	1,898,354	—	(27,275)
Expiring 05/10/19	Citibank, N.A.	THB	7,690	241,000	240,939	—	(61)
Expiring 05/10/19	Citibank, N.A.	THB	6,564	205,704	205,642	—	(62)
Expiring 05/10/19	Citibank, N.A.	THB	6,278	197,000	196,678	—	(322)
Expiring 05/10/19	Citibank, N.A.	THB	6,206	199,000	194,429	—	(4,571)
Expiring 05/10/19	Citibank, N.A.	THB	5,386	170,656	168,752	—	(1,904)
Expiring 05/10/19	Citibank, N.A.	THB	4,639	146,000	145,327	—	(673)
Expiring 05/10/19	Citibank, N.A.	THB	4,205	133,000	131,758	—	(1,242)
Expiring 05/10/19	Citibank, N.A.	THB	3,297	104,431	103,309	—	(1,122)
Expiring 05/10/19	Citibank, N.A.	THB	2,938	92,000	92,063	63	—
Expiring 05/10/19	Citibank, N.A.	THB	2,493	78,293	78,101	—	(192)
Expiring 05/10/19	Citibank, N.A.	THB	1,445	46,335	45,271	—	(1,064)
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	22,518	716,730	705,478	—	(11,252)
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	4,159	131,000	130,294	—	(706)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	3,230	101,469	101,195	—	(274)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	1,489	46,763	46,659	—	(104)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	7,383	236,000	231,314	—	(4,686)
Expiring 05/10/19	UBS AG	THB	4,091	130,000	128,186	—	(1,814)
Turkish Lira,
Expiring 06/13/19	Barclays Bank PLC	TRY	977	164,000	159,353	—	(4,647)
Expiring 06/13/19	Barclays Bank PLC	TRY	783	138,000	127,724	—	(10,276)
Expiring 06/13/19	BNP Paribas S.A.	TRY	1,604	282,193	261,603	—	(20,590)
Expiring 06/13/19	BNP Paribas S.A.	TRY	690	112,980	112,561	—	(419)
Expiring 06/13/19	Citibank, N.A.	TRY	2,609	454,772	425,424	—	(29,348)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/13/19	Citibank, N.A.	TRY	1,925	$324,603	$313,818	$—	$(10,785)
Expiring 06/13/19	Citibank, N.A.	TRY	764	124,602	124,588	—	(14)
Expiring 06/13/19	Citibank, N.A.	TRY	288	49,247	46,896	—	(2,351)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	230	39,314	37,528	—	(1,786)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	150	26,406	24,455	—	(1,951)
Expiring 06/13/19	Morgan Stanley & Co. International PLC	TRY	1,547	252,807	252,314	—	(493)
Expiring 06/13/19	UBS AG	TRY	1,084	179,664	176,789	—	(2,875)
Expiring 06/13/19	UBS AG	TRY	438	71,717	71,436	—	(281)
Expiring 06/13/19	UBS AG	TRY	220	38,158	35,873	—	(2,285)
Ukraine Hryvna,
Expiring 10/16/19	Citibank, N.A.	UAH	3,973	140,391	150,532	10,141	—
Expiring 10/18/19	Citibank, N.A.	UAH	1,085	38,191	41,094	2,903	—

				$45,583,234	$45,392,142	214,489	(405,581)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 05/03/19	BNP Paribas S.A.	ARS	3,402	$76,105	$76,390	$—	$(285)
Australian Dollar,
Expiring 07/22/19	Citibank, N.A.	AUD	466	327,150	329,443	—	(2,293)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	AUD	461	323,862	325,897	—	(2,035)
Brazilian Real,
Expiring 06/04/19	Bank of America, N.A.	BRL	651	167,297	165,598	1,699	—
Expiring 06/04/19	Citibank, N.A.	BRL	868	222,931	220,644	2,287	—
Expiring 06/04/19	Citibank, N.A.	BRL	665	166,110	169,022	—	(2,912)
Expiring 06/04/19	Citibank, N.A.	BRL	659	166,110	167,638	—	(1,528)
Expiring 06/04/19	Citibank, N.A.	BRL	498	127,682	126,603	1,079	—
Expiring 06/04/19	Citibank, N.A.	BRL	489	123,794	124,337	—	(543)
Expiring 06/04/19	Citibank, N.A.	BRL	350	88,000	88,912	—	(912)
Expiring 06/04/19	Goldman Sachs International	BRL	543	136,200	138,045	—	(1,845)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	598	153,351	152,004	1,347	—

See Notes to Financial Statements.

28

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	535	$136,200	$136,115	$85	$—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	302	76,488	76,902	—	(414)
British Pound,
Expiring 07/19/19	Citibank, N.A.	GBP	92	120,500	121,040	—	(540)
Chilean Peso,
Expiring 06/19/19	Barclays Bank PLC	CLP	84,926	125,000	125,350	—	(350)
Expiring 06/19/19	Barclays Bank PLC	CLP	77,899	117,000	114,977	2,023	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	369,956	552,949	546,048	6,901	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	151,317	226,709	223,341	3,368	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	86,578	127,000	127,788	—	(788)
Expiring 06/19/19	Citibank, N.A.	CLP	427,333	642,934	630,735	12,199	—
Expiring 06/19/19	Citibank, N.A.	CLP	57,962	87,000	85,550	1,450	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CLP	67,221	99,000	99,217	—	(217)
Chinese Renminbi,
Expiring 07/25/19	Morgan Stanley & Co. International PLC	CNH	2,893	432,470	429,435	3,035	—
Colombian Peso,
Expiring 05/20/19	BNP Paribas S.A.	COP	624,940	199,140	193,074	6,066	—
Expiring 05/20/19	BNP Paribas S.A.	COP	404,383	130,194	124,933	5,261	—
Expiring 05/20/19	BNP Paribas S.A.	COP	378,160	117,631	116,832	799	—
Expiring 05/20/19	BNP Paribas S.A.	COP	202,178	65,097	62,462	2,635	—
Expiring 05/20/19	Citibank, N.A.	COP	514,005	165,061	158,801	6,260	—
Expiring 05/20/19	Citibank, N.A.	COP	430,122	133,000	132,885	115	—
Expiring 05/20/19	Goldman Sachs International	COP	333,617	105,000	103,070	1,930	—
Expiring 05/20/19	UBS AG	COP	452,381	143,000	139,762	3,238	—
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	2,397	104,000	105,126	—	(1,126)
Expiring 07/19/19	HSBC Bank USA, N.A.	CZK	2,964	129,000	129,958	—	(958)
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	1,654	94,647	94,288	359	—
Expiring 07/15/19	Citibank, N.A.	EGP	856	48,926	48,824	102	—
Euro,
Expiring 07/19/19	Deutsche Bank AG	EUR	744	849,146	840,674	8,472	—
Expiring 07/19/19	Deutsche Bank AG	EUR	744	845,658	840,674	4,984	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	EUR	531	600,438	600,013	425	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 07/19/19	Bank of America, N.A.	HUF	177,814	$626,214	$619,256	$6,958	$—
Expiring 07/19/19	Citibank, N.A.	HUF	47,662	166,902	165,989	913	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	HUF	45,260	157,000	157,623	—	(623)
Indian Rupee,
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	11,932	169,900	170,472	—	(572)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	13,776	195,319	196,819	—	(1,500)
Indonesian Rupiah,
Expiring 06/19/19	Citibank, N.A.	IDR	4,584,889	318,747	319,675	—	(928)
Expiring 06/19/19	Citibank, N.A.	IDR	1,777,523	123,000	123,935	—	(935)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	5,505,891	382,566	383,890	—	(1,324)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	2,367,915	165,000	165,100	—	(100)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	2,284,800	160,225	159,304	921	—
Expiring 06/19/19	UBS AG	IDR	2,944,944	204,000	205,332	—	(1,332)
Israeli Shekel,
Expiring 07/25/19	Bank of America, N.A.	ILS	928	261,534	259,350	2,184	—
Japanese Yen,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	21,876	196,750	197,657	—	(907)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	21,510	193,512	194,347	—	(835)
Malaysian Ringgit,
Expiring 06/14/19	Barclays Bank PLC	MYR	1,285	316,177	310,594	5,583	—
Expiring 06/14/19	Barclays Bank PLC	MYR	143	35,174	34,604	570	—
Expiring 06/14/19	UBS AG	MYR	138	33,715	33,260	455	—
Mexican Peso,
Expiring 06/19/19	Bank of America, N.A.	MXN	1,833	96,000	95,917	83	—
Expiring 06/19/19	Bank of America, N.A.	MXN	1,725	90,000	90,270	—	(270)
Expiring 06/19/19	Citibank, N.A.	MXN	3,513	183,100	183,813	—	(713)
Expiring 06/19/19	HSBC Bank USA, N.A.	MXN	1,946	100,000	101,824	—	(1,824)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	5,756	300,875	301,172	—	(297)

See Notes to Financial Statements.

30

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	3,759	$191,401	$196,705	$—	$(5,304)
Expiring 06/19/19	UBS AG	MXN	2,992	156,068	156,535	—	(467)
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	10,470	340,000	339,944	56	—
Expiring 06/19/19	Barclays Bank PLC	TWD	6,044	196,000	196,222	—	(222)
Expiring 06/19/19	Barclays Bank PLC	TWD	3,830	125,000	124,350	650	—
Expiring 06/19/19	BNP Paribas S.A.	TWD	2,766	90,000	89,795	205	—
Expiring 06/19/19	Citibank, N.A.	TWD	10,278	333,795	333,686	109	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	8,076	263,000	262,195	805	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	5,011	163,000	162,709	291	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	3,037	99,000	98,606	394	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	6,539	212,750	212,290	460	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	5,894	191,500	191,375	125	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	5,455	178,000	177,104	896	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	4,914	160,000	159,558	442	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	3,166	103,000	102,777	223	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	5,081	165,000	164,968	32	—
New Zealand Dollar,
Expiring 07/22/19	Bank of America, N.A.	NZD	231	156,033	154,255	1,778	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	297	200,088	198,863	1,225	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	249	166,740	166,773	—	(33)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	649	196,051	195,899	152	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	131	39,400	39,425	—	(25)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	1,015	305,468	306,287	—	(819)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	677	203,420	204,254	—	(834)
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	16,011	305,000	305,963	—	(963)
Expiring 06/19/19	Barclays Bank PLC	PHP	14,344	271,000	274,108	—	(3,108)
Expiring 06/19/19	Barclays Bank PLC	PHP	13,797	260,000	263,648	—	(3,648)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/19/19	Barclays Bank PLC	PHP	11,623	$220,000	$222,120	$—	$(2,120)
Expiring 06/19/19	Barclays Bank PLC	PHP	8,221	157,000	157,091	—	(91)
Expiring 06/19/19	Barclays Bank PLC	PHP	7,803	149,000	149,114	—	(114)
Expiring 06/19/19	Barclays Bank PLC	PHP	6,052	115,000	115,644	—	(644)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	16,889	319,000	322,750	—	(3,750)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	14,846	279,000	283,693	—	(4,693)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	14,464	273,000	276,392	—	(3,392)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	12,923	247,000	246,954	46	—
Polish Zloty,
Expiring 07/19/19	HSBC Bank USA, N.A.	PLN	374	98,000	98,198	—	(198)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	799	208,000	209,585	—	(1,585)
Russian Ruble,
Expiring 06/19/19	Barclays Bank PLC	RUB	42,820	656,900	657,472	—	(572)
Expiring 06/19/19	Barclays Bank PLC	RUB	16,992	263,158	260,902	2,256	—
Expiring 06/19/19	Barclays Bank PLC	RUB	10,158	154,000	155,965	—	(1,965)
Expiring 06/19/19	Citibank, N.A.	RUB	20,558	312,371	315,660	—	(3,289)
Expiring 06/19/19	Citibank, N.A.	RUB	4,525	68,724	69,479	—	(755)
Expiring 06/19/19	Citibank, N.A.	RUB	1,875	28,788	28,782	6	—
Expiring 06/19/19	Citibank, N.A.	RUB	1,429	21,940	21,948	—	(8)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	RUB	2,904	44,509	44,589	—	(80)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	RUB	2,368	36,398	36,351	47	—
Expiring 06/19/19	UBS AG	RUB	5,787	86,987	88,860	—	(1,873)
Singapore Dollar,
Expiring 05/10/19	Bank of America, N.A.	SGD	135	100,000	99,396	604	—
Expiring 05/10/19	Barclays Bank PLC	SGD	442	326,000	324,746	1,254	—
Expiring 05/10/19	Barclays Bank PLC	SGD	237	175,000	174,198	802	—
Expiring 05/10/19	Barclays Bank PLC	SGD	164	121,000	120,622	378	—
Expiring 05/10/19	Citibank, N.A.	SGD	207	153,144	152,070	1,074	—
Expiring 05/10/19	Goldman Sachs International	SGD	222	164,000	163,417	583	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	173	128,000	127,308	692	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	145	107,000	106,489	511	—

See Notes to Financial Statements.

32

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 05/10/19	UBS AG	SGD	236	$174,000	$173,497	$503	$—
Expiring 05/10/19	UBS AG	SGD	202	149,000	148,325	675	—
South African Rand,
Expiring 06/13/19	Barclays Bank PLC	ZAR	1,668	116,000	115,991	9	—
Expiring 06/13/19	Citibank, N.A.	ZAR	12,082	838,316	840,227	—	(1,911)
Expiring 06/13/19	Citibank, N.A.	ZAR	1,700	118,000	118,213	—	(213)
Expiring 06/13/19	Goldman Sachs International	ZAR	12,082	844,227	840,228	3,999	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	2,417	164,118	168,117	—	(3,999)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	2,321	162,100	161,382	718	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	1,332	92,600	92,643	—	(43)
Expiring 06/13/19	UBS AG	ZAR	4,017	280,363	279,377	986	—
South Korean Won,
Expiring 06/19/19	Barclays Bank PLC	KRW	193,213	171,000	165,704	5,296	—
Expiring 06/19/19	Citibank, N.A.	KRW	114,342	101,000	98,062	2,938	—
Expiring 06/19/19	Goldman Sachs International	KRW	174,120	154,000	149,329	4,671	—
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	135,369	117,000	116,096	904	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	711,365	627,268	610,084	17,184	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	363,401	311,940	311,661	279	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	176,764	156,000	151,597	4,403	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	166,488	143,000	142,784	216	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	KRW	264,455	233,000	226,803	6,197	—
Swiss Franc,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	164	165,055	161,989	3,066	—
Thai Baht,
Expiring 05/10/19	Barclays Bank PLC	THB	3,234	101,000	101,319	—	(319)
Expiring 05/10/19	BNP Paribas S.A.	THB	4,809	152,000	150,673	1,327	—
Expiring 05/10/19	BNP Paribas S.A.	THB	4,183	132,000	131,040	960	—
Expiring 05/10/19	Citibank, N.A.	THB	7,405	235,370	232,014	3,356	—
Expiring 05/10/19	Citibank, N.A.	THB	6,920	219,000	216,804	2,196	—
Expiring 05/10/19	Citibank, N.A.	THB	4,316	137,704	135,223	2,481	—
Expiring 05/10/19	Citibank, N.A.	THB	4,118	130,000	129,014	986	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 05/10/19	Citibank, N.A.	THB	3,493	$110,000	$109,450	$550	$—
Expiring 05/10/19	Citibank, N.A.	THB	3,332	106,196	104,379	1,817	—
Expiring 05/10/19	Citibank, N.A.	THB	2,502	79,891	78,374	1,517	—
Expiring 05/10/19	Citibank, N.A.	THB	2,462	78,369	77,128	1,241	—
Expiring 05/10/19	Citibank, N.A.	THB	2,037	64,930	63,815	1,115	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	5,360	167,399	167,926	—	(527)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	3,292	105,511	103,131	2,380	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	1,775	56,814	55,616	1,198	—
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	4,385	138,000	137,381	619	—
Expiring 05/10/19	UBS AG	THB	8,530	267,000	267,246	—	(246)
Turkish Lira,
Expiring 06/13/19	BNP Paribas S.A.	TRY	1,248	211,000	203,435	7,565	—
Expiring 06/13/19	Citibank, N.A.	TRY	856	146,000	139,609	6,391	—
Expiring 06/13/19	Citibank, N.A.	TRY	358	59,189	58,389	800	—
Expiring 06/13/19	Citibank, N.A.	TRY	348	59,009	56,817	2,192	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	1,381	233,000	225,143	7,857	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	1,117	194,088	182,090	11,998	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	1,042	174,000	169,981	4,019	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	1,032	171,000	168,210	2,790	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	1,021	166,110	166,555	—	(445)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	1,009	171,200	164,482	6,718	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	1,001	168,000	163,303	4,697	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	954	158,000	155,537	2,463	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	757	131,650	123,399	8,251	—

See Notes to Financial Statements.

34

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	721	$118,000	$117,605	$395	$—
Expiring 06/13/19	Morgan Stanley & Co. International PLC	TRY	533	93,000	86,930	6,070	—

				$32,763,540	$32,584,826	255,875	(77,161)

						$470,364	$(482,742)

Interest rate swap agreements outstanding at April 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
BRL	725	01/02/23	8.110%(T)	1 Day BROIS(2)(T)	$—	$168	$168
CNH	5,000	03/11/24	2.880%(Q)	7 Day China Fixing Repo Rates(2)(Q)	31	(8,627)	(8,658)
CNH	4,510	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	5	(5,768)	(5,773)
CNH	2,320	04/10/24	3.100%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(552)	(552)
CNH	1,645	04/22/24	3.170%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1	381	380
CNH	1,645	04/23/24	3.230%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,051	1,051
COP	950,000	12/12/23	5.530%(Q)	1 Day COOIS(2)(Q)	—	4,870	4,870
MXN	8,870	02/13/29	8.370%(M)	28 Day Mexican Interbank Rate(2)(M)	—	7,561	7,561
PLN	3,430	09/21/22	2.312%(A)	6 Month WIBOR(2)(S)	—	18,634	18,634
PLN	2,500	03/12/24	2.000%(A)	6 Month WIBOR(2)(S)	41	(5,678)	(5,719)

					$78	$12,040	$11,962

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$170,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Sovereign Bonds
Angola	$—	$224,198	$—
Argentina	—	409,882	—
Bahrain	—	206,657	—
Brazil	—	7,061,426	—
Chile	—	2,033,473	—
Colombia	—	2,961,014	—
Czech Republic	—	1,859,792	—
Ecuador	—	290,875	—
Egypt	—	195,482	—
El Salvador	—	131,563	—
Gabon	—	192,516	—
Ghana	—	210,000	—
Greece	—	195,414	—
Hungary	—	2,268,020	—
Indonesia	—	5,811,040	—
Iraq	—	284,273	—
Ivory Coast	—	189,161	—
Kenya	—	204,000	—
Malaysia	—	4,081,213	—
Mexico	—	4,782,388	—
Nigeria	—	206,040	—
Pakistan	—	403,580	—
Peru	—	2,644,913	—
Philippines	—	468,629	—
Poland	—	3,126,530	—

See Notes to Financial Statements.

36

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Romania	$—	$1,282,848	$—
Russia	—	3,241,797	—
Singapore	—	646,602	—
South Africa	—	5,544,008	—
Sri Lanka	—	201,168	—
Thailand	—	3,638,563	—
Turkey	—	1,118,868	—
Ukraine	—	318,956	—
Uruguay	—	139,069	—
Corporate Bonds
Brazil	—	306,503	—
Indonesia	—	222,122	—
Jamaica	—	166,427	—
Mexico	—	1,221,550	—
Oman	—	175,263	—
Russia	—	2,170,333	—
South Africa	—	232,885	—
Supranational Bank	—	505,263	—
Tunisia	—	196,051	—
Affiliated Mutual Funds	4,215,951	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(12,378)	—
Centrally Cleared Interest Rate Swap Agreements	—	11,962	—

Total	$4,215,951	$61,769,939	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2019 were as follows:

Sovereign Bonds	84.6%
Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	6.3
Investment Companies	2.9
Oil & Gas	1.6
Telecommunications	1.3
Multi-National	0.8
Electric	0.6%
Banks	0.6

98.7
Other assets in excess of liabilities	1.3

100.0%

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$470,364		Unrealized depreciation on OTC forward foreign currency exchange contracts	$482,742
	Due from/to broker—variation margin			Due from/to broker—variation margin
Interest rate contracts	swaps	32,664	*	swaps	20,702	*

		$503,028			$503,444

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$491,804	$—
Interest rate contracts	—	(100,607)

Total	$491,804	$(100,607)

See Notes to Financial Statements.

38

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$(351,280)	$—
Interest rate contracts	—	103,831

Total	$(351,280)	$103,831

For the six months ended April 30, 2019, the Series’ average volume of derivative activities is as follows:

	Forward Foreign Currency Exchange Contracts—Purchased(1)
	$38,454,435

Forward Foreign Currency Exchange Contracts—Sold(1)	Cross Currency Exchange Contracts(2)	Interest Rate Swap Agreements(3)
$29,322,985	$294,647	$2,528,459

(1)	Value at Settlement Date.
(2)	Value at Trade Date.
(3)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$146,387	$(146,387)	$—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$15,298	$(1,550)	$13,748	$—	$13,748
Barclays Bank PLC	39,361	(38,106)	1,255	—	1,255
BNP Paribas S.A.	37,803	(47,898)	(10,095)	—	(10,095)
Citibank, N.A.	112,327	(208,990)	(96,663)	—	(96,663)
Deutsche Bank AG	55,993	—	55,993	—	55,993
Goldman Sachs International	13,536	(1,845)	11,691	—	11,691
HSBC Bank USA, N.A.	2,998	(18,375)	(15,377)	—	(15,377)
JPMorgan Chase Bank, N.A.	112,281	(120,679)	(8,398)	—	(8,398)
Morgan Stanley & Co. International PLC	74,809	(30,349)	44,460	—	44,460
UBS AG	5,958	(14,950)	(8,992)	—	(8,992)

	$470,364	$(482,742)	$(12,378)	$—	$(12,378)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions and the Series’ OTC derivative exposure by counterparty.

See Notes to Financial Statements.

40

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $146,387:
Unaffiliated investments (cost $64,282,050)	$61,770,355
Affiliated investments (cost $4,215,951)	4,215,951
Foreign currency, at value (cost $322,185)	321,810
Interest receivable	1,244,317
Unrealized appreciation on OTC forward foreign currency exchange contracts	470,364
Receivable for investments sold	264,452
Deposit with broker for centrally cleared/exchange-traded derivatives	170,000
Receivable for Series shares sold	158,015
Tax reclaim receivable	41,305
Prepaid expenses	316

Total Assets	68,656,885

Liabilities
Payable for investments purchased	999,646
Unrealized depreciation on OTC forward foreign currency exchange contracts	482,742
Payable to broker for collateral for securities on loan	158,461
Accrued expenses and other liabilities	85,253
Due to broker—variation margin swaps	40,145
Management fee payable	17,196
Payable for Series shares reacquired	14,892
Dividends payable	11,960
Distribution fee payable	1,065
Affiliated transfer agent fee payable	830

Total Liabilities	1,812,190

Net Assets	$66,844,695

Net assets were comprised of:
Common stock, at par	$115,008
Paid-in capital in excess of par	75,486,475
Total distributable earnings (loss)	(8,756,788)

Net assets, April 30, 2019	$66,844,695

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	41

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Class A
Net asset value and redemption price per share, ($3,030,445 ÷ 526,016 shares of common stock issued and outstanding)	$5.76
Maximum sales charge (4.50% of offering price)	0.27

Maximum offering price to public	$6.03

Class C
Net asset value, offering price and redemption price per share,
($515,916 ÷ 88,928 shares of common stock issued and outstanding)	$5.80

Class Z
Net asset value, offering price and redemption price per share,
($63,274,150 ÷ 10,881,726 shares of common stock issued and outstanding)	$5.81

Class R6
Net asset value, offering price and redemption price per share,
($24,184 ÷ 4,162 shares of common stock issued and outstanding)	$5.81

See Notes to Financial Statements.

42

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Interest income (net of $41,921 foreign withholding tax)	$1,987,913
Affiliated dividend income	14,856

Total income	2,002,769

Expenses
Management fee	251,421
Distribution fee(a)	6,522
Custodian and accounting fees	74,434
Audit fee	32,153
Registration fees(a)	31,178
Shareholders’ reports	16,517
Transfer agent’s fees and expenses (including affiliated expense of $2,272)(a)	12,019
Legal fees and expenses	8,331
Directors’ fees	6,686
Miscellaneous	6,910

Total expenses	446,171
Less: Fee waiver and/or expense reimbursement(a)	(163,093)

Net expenses	283,078

Net investment income (loss)	1,719,691

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(1,915,139)
Forward and cross currency contract transactions	491,804
Swap agreement transactions	(100,607)
Foreign currency transactions	20,749

(1,503,193)

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(10,233))	4,410,824
Forward and cross currency contracts	(351,280)
Swap agreements	103,831
Foreign currencies	26,198

4,189,573

Net gain (loss) on investment and foreign currency transactions	2,686,380

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,406,071

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	3,806	2,716	—	—
Registration fees	7,387	7,386	9,019	7,386
Transfer agent’s fees and expenses	2,825	646	8,519	29
Fee waiver and/or expense reimbursement	(16,180)	(9,080)	(130,413)	(7,420)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	43

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,719,691	$2,978,357
Net realized gain (loss) on investment and foreign currency transactions	(1,503,193)	(5,671,246)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,189,573	(5,528,151)

Net increase (decrease) in net assets resulting from operations	4,406,071	(8,221,040)

Dividends and Distributions
Distributions from distributable earnings
Class A	(87,490)	—
Class C	(13,514)	—
Class Z	(1,764,209)	—
Class R6	(83)	—

	(1,865,296)	—

Tax return of capital distributions
Class A	—	(233,404)
Class C	—	(32,950)
Class Z	—	(2,899,199)
Class R6	—	(60)

	—	(3,165,613)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	6,285,912	50,204,752
Net asset value of shares issued in reinvestment of dividends and distributions	1,850,640	3,154,838
Cost of shares reacquired	(2,517,340)	(14,112,150)

Net increase (decrease) in net assets from Series share transactions	5,619,212	39,247,440

Total increase (decrease)	8,159,987	27,860,787

Net Assets:
Beginning of period	58,684,708	30,823,921

End of period	$66,844,695	$58,684,708

See Notes to Financial Statements.

44

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Jennison Global Infrastructure Fund, PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Emerging Markets Debt Local Currency Fund (the “Series”).

The investment objective of the Series is total return, through a combination of current income and capital appreciation.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Emerging Markets Debt Local Currency Fund	45

Notes to Financial Statements (unaudited) (continued)

of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates.

46

Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

PGIM Emerging Markets Debt Local Currency Fund	47

Notes to Financial Statements (unaudited) (continued)

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward

48

and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Swap Agreements: The Series entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Series used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off

PGIM Emerging Markets Debt Local Currency Fund	49

Notes to Financial Statements (unaudited) (continued)

is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund, on behalf of the Series, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

50

As of April 30, 2019, the Series has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include

PGIM Emerging Markets Debt Local Currency Fund	51

Notes to Financial Statements (unaudited) (continued)

distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

52

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Series through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Series. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.80% of the Series’ average daily net assets up to and including $1 billion; 0.78% on the next $2 billion of average daily net assets; 0.76% on the next $2 billion of average daily net assets; 0.75% on the next $5 billion of average daily net assets; and 0.74% on average daily net assets exceeding $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.80% for the six months ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual perating expenses after fee waivers and/or expense reimbursements to 1.13% of average daily net assets for Class A shares, 1.88% of average daily net assets for Class C shares, 0.88% of average daily net assets for Class Z shares, and 0.88% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual fund operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Series.

PGIM Emerging Markets Debt Local Currency Fund	53

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended April 30, 2019, PIMS received $5,603 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Series’ Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

54

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $19,728,695 and $16,015,576, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,473,311	$12,201,155	$9,616,987	$—	$—	$4,057,479	4,057,479	$14,856
PGIM Institutional Money Market Fund*
—	158,472	—	—	—	158,472	158,424	—

$1,473,311	$12,359,627	$9,616,987	$—	$—	$4,215,951		$14,856

*	The Fund did not have any capital gain distributions during the reporting period.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Series.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2019 were as follows:

Tax Basis	$68,955,892

Gross Unrealized Appreciation	839,186
Gross Unrealized Depreciation	(3,809,188)

Net Unrealized Depreciation	$(2,970,002)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2018 of approximately $3,708,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

PGIM Emerging Markets Debt Local Currency Fund	55

Notes to Financial Statements (unaudited) (continued)

6. Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 5.075 billion shares of common stock, with a par value of $0.01 per share, which is divided into five series. There are 550 million shares authorized for the Series, divided into five classes, designated Class A, Class C, Class Z, Class R6 and Class T common stock, each of which consists of 10 million, 50 million, 250 million, 50 million and 190 million authorized shares, respectively. The Series currently does not have any Class T shares outstanding.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 3,388,309 Class Z shares and 166 Class R6 shares of the Series. At reporting period end, three shareholders of record, each holding greater than 5% of the Series, held 86% of the Series’ outstanding shares.

56

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	36,013	$207,048
Shares issued in reinvestment of dividends and distributions	14,629	84,583
Shares reacquired	(100,534)	(573,082)

Net increase (decrease) in shares outstanding before conversion	(49,892)	(281,451)
Shares issued upon conversion from other share class(es)	5,697	33,441

Net increase (decrease) in shares outstanding	(44,195)	$(248,010)

Year ended October 31, 2018:
Shares sold	378,543	$2,469,000
Shares issued in reinvestment of dividends and distributions	36,334	224,308
Shares reacquired	(313,047)	(1,809,468)

Net increase (decrease) in shares outstanding before conversion	101,830	883,840
Shares issued upon conversion from other share class(es)	711	4,557
Shares reacquired upon conversion into other share class(es)	(14,303)	(89,959)

Net increase (decrease) in shares outstanding	88,238	$798,438

Class C
Six months ended April 30, 2019:
Shares sold	8,190	$48,311
Shares issued in reinvestment of dividends and distributions	2,301	13,409
Shares reacquired	(12,695)	(73,885)

Net increase (decrease) in shares outstanding before conversion	(2,204)	(12,165)
Shares reacquired upon conversion into other share class(es)	(5,658)	(33,441)

Net increase (decrease) in shares outstanding	(7,862)	$(45,606)

Year ended October 31, 2018:
Shares sold	13,391	$87,611
Shares issued in reinvestment of dividends and distributions	5,177	32,470
Shares reacquired	(32,864)	(202,443)

Net increase (decrease) in shares outstanding	(14,296)	$(82,362)

Class Z
Six months ended April 30, 2019:
Shares sold	1,028,921	$6,006,990
Shares issued in reinvestment of dividends and distributions	300,066	1,752,566
Shares reacquired	(321,543)	(1,870,373)

Net increase (decrease) in shares outstanding	1,007,444	$5,889,183

Year ended October 31, 2018:
Shares sold	7,175,606	$47,648,141
Shares issued in reinvestment of dividends and distributions	470,660	2,898,000
Shares reacquired	(1,956,209)	(12,100,239)

Net increase (decrease) in shares outstanding before conversion	5,690,057	38,445,902
Shares issued upon conversion from other share class(es)	14,151	89,959
Shares reacquired upon conversion into other share class(es)	(704)	(4,557)

Net increase (decrease) in shares outstanding	5,703,504	$38,531,304

PGIM Emerging Markets Debt Local Currency Fund	57

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended April 30, 2019:
Shares sold	3,987	$23,563
Shares issued in reinvestment of dividends and distributions	14	82

Net increase (decrease) in shares outstanding	4,001	$23,645

Year ended October 31, 2018:
Shares issued in reinvestment of dividends and distributions	10	$60

Net increase (decrease) in shares outstanding	10	$60

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended April 30, 2019.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Series’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held

58

by the Series for redemption before it matures and the Series may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Series. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Series will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Series. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Series’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Series.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Series may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Series’ holdings may fall sharply. This is referred to as “extension risk. The Series may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Series’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Series may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Series are difficult to purchase or sell. Liquidity risk includes the risk that the Series may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Series is forced to sell these investments to pay redemption proceeds or for other reasons, the Series may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Series may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also

PGIM Emerging Markets Debt Local Currency Fund	59

Notes to Financial Statements (unaudited) (continued)

has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Series’ value or prevent the Series from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Series may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

60

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.52		$6.40	$6.44	$6.24	$7.92	$8.67
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.33	0.35	0.33	0.37	0.49
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.25		(0.86)	(0.02)	0.23	(1.64)	(0.71)
Total from investment operations	0.40		(0.53)	0.33	0.56	(1.27)	(0.22)
Less Dividends and Distributions:
Dividends from net investment income*	(0.16)		-	(0.15)	- (b)	(0.06)	(0.07)
Tax return of capital distributions	-		(0.35)	(0.22)	(0.36)	(0.35)	(0.46)
Total dividends and distributions	(0.16)		(0.35)	(0.37)	(0.36)	(0.41)	(0.53)
Net asset value, end of period	$5.76		$5.52	$6.40	$6.44	$6.24	$7.92
Total Return(c):	7.35%		(8.68)%	5.36%	9.29%	(16.41)%	(2.47)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,030		$3,146	$3,085	$3,990	$3,208	$5,991
Average net assets (000)	$3,070		$4,105	$3,639	$3,343	$4,341	$6,701
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.13%	(f)	1.13%	1.13%	1.28%	1.30% (g)	1.30%
Expenses before waivers and/or expense reimbursement	2.19%	(f)	2.16%	2.15%	2.33%	2.39% (g)	2.13%
Net investment income (loss)	5.33%	(f)	5.34%	5.42%	5.20%	5.32% (g)	5.99%
Portfolio turnover rate(h)	27%		113%	186%	196%	101%	110%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Annualized.
(g)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(h)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	61

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.56		$6.46	$6.49	$6.28	$7.97	$8.72
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.29	0.30	0.28	0.32	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.25		(0.88)	(0.01)	0.25	(1.65)	(0.71)
Total from investment operations	0.38		(0.59)	0.29	0.53	(1.33)	(0.28)
Less Dividends and Distributions:
Dividends from net investment income*	(0.14)		-	(0.13)	- (b)	(0.01)	(0.01)
Tax return of capital distributions	-		(0.31)	(0.19)	(0.32)	(0.35)	(0.46)
Total dividends and distributions	(0.14)		(0.31)	(0.32)	(0.32)	(0.36)	(0.47)
Net asset value, end of period	$5.80		$5.56	$6.46	$6.49	$6.28	$7.97
Total Return(c):	6.90%		(9.61)%	4.66%	8.61%	(17.00)%	(3.21)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$516		$538	$718	$787	$701	$927
Average net assets (000)	$548		$672	$649	$721	$789	$1,207
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.88%	(f)	1.88%	1.88%	2.03%	2.05%	2.05%
Expenses before waivers and/or expense reimbursement	5.22%	(f)	4.89%	2.88%	3.07%	3.11%	2.82%
Net investment income (loss)	4.51%	(f)	4.56%	4.63%	4.40%	4.52%	5.17%
Portfolio turnover rate(g)	27%		113%	186%	196%	101%	110%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

62

Class Z Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.57		$6.48	$6.50	$6.31	$7.98	$8.72
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.34	0.36	0.34	0.38	0.51
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.25		(0.88)	0.01	0.23	(1.62)	(0.70)
Total from investment operations	0.41		(0.54)	0.37	0.57	(1.24)	(0.19)
Less Dividends and Distributions:
Dividends from net investment income*	(0.17)		-	(0.16)	- (b)	(0.08)	(0.09)
Tax return of capital distributions	-		(0.37)	(0.23)	(0.38)	(0.35)	(0.46)
Total dividends and distributions	(0.17)		(0.37)	(0.39)	(0.38)	(0.43)	(0.55)
Net asset value, end of period	$5.81		$5.57	$6.48	$6.50	$6.31	$7.98
Total Return(c):	7.60%		(8.83)%	5.85%	9.31%	(15.90)%	(2.12)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$63,274		$55,000	$27,020	$27,462	$24,821	$28,578
Average net assets (000)	$59,754		$49,644	$26,437	$25,994	$25,969	$30,288
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.88%	(f)	0.88%	0.88%	1.03%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	1.32%	(f)	1.41%	1.88%	2.06%	2.11%	1.82%
Net investment income (loss)	5.49%	(f)	5.50%	5.58%	5.36%	5.50%	6.14%
Portfolio turnover rate(g)	27%		113%	186%	196%	101%	110%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	63

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.56		$6.47	$6.50	$6.30	$7.98	$8.71
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.36	0.37	0.35	0.39	0.51
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.27		(0.89)	- (b)	0.23	(1.63)	(0.69)
Total from investment operations	0.42		(0.53)	0.37	0.58	(1.24)	(0.18)
Less Dividends and Distributions:
Dividends from net investment income*	(0.17)		-	(0.16)	- (b)	(0.09)	(0.09)
Tax return of capital distributions	-		(0.38)	(0.24)	(0.38)	(0.35)	(0.46)
Total dividends and distributions	(0.17)		(0.38)	(0.40)	(0.38)	(0.44)	(0.55)
Net asset value, end of period	$5.81		$5.56	$6.47	$6.50	$6.30	$7.98
Total Return(c):	7.51%		(8.63)%	5.82%	9.55%	(15.94)%	(1.97)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24		$1	$1	$1	$1	$1
Average net assets (000)	$3		$1	$1	$1	$1	$1
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.88%	(f)	0.88%	0.88%	1.03%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	520.39%	(f)	1,595.87%	1.83%	2.06%	2.01%	1.69%
Net investment income (loss)	5.10%	(f)	5.73%	5.73%	5.47%	5.60%	6.17%
Portfolio turnover rate(g)	27%		113%	186%	196%	101%	110%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

64

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Emerging Markets Debt Local Currency Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	EMDAX	EMDCX	EMDZX	EMDQX
CUSIP	743969750	743969743	743969727	743969735

MF212E2

PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Emerging Markets Equity Opportunities Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Emerging Markets Equity Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Emerging Markets Equity Opportunities Fund

June 14, 2019

PGIM Jennison Emerging Markets Equity Opportunities Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	20.04	–10.26	1.82 (9/16/14)
Class C	19.59	–6.71	2.30 (9/16/14)
Class Z	20.27	–4.83	3.32 (9/16/14)
Class R6	20.27	–4.83	3.33 (9/16/14)
MSCI Emerging Markets Index
	13.76	–5.04	3.85
Lipper Emerging Markets Funds Average
	13.57	–5.59	2.62

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

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Benchmark Definitions

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Lipper Emerging Markets Funds Average—The Lipper Emerging Markets Funds Average (Lipper Average) includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 04/30/19 (%)
Tencent Holdings Ltd., Interactive Media & Services	8.3
MercadoLibre, Inc., Internet & Direct Marketing Retail	7.9
Alibaba Group Holding Ltd., Internet & Direct Marketing Retail	7.7
Kweichow Moutai Co. Ltd. (Class A Stock), Beverages	6.2
Wuxi Biologics Cayman, Inc., Life Sciences Tools & Services	3.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 04/30/19 (%)
Internet & Direct Marketing Retail	23.4
Interactive Media & Services	9.4
Beverages	7.6
Food & Staples Retailing	5.7
Banks	5.4

Industry weightings reflect only long-term investments and are subject to change.

PGIM Jennison Emerging Markets Equity Opportunities Fund	7

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Emerging Markets Equity Opportunities Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,206.70	1.45%	$7.93
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25
Class C	Actual	$1,000.00	$1,202.40	2.20%	$12.01
	Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99
Class Z	Actual	$1,000.00	$1,208.90	1.20%	$6.57
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class R6	Actual	$1,000.00	$1,208.90	1.20%	$6.57
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Jennison Emerging Markets Equity Opportunities Fund	9

Schedule of Investments (unaudited)

as of April 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 93.9%

COMMON STOCKS

Argentina 7.9%
MercadoLibre, Inc.*	3,008	$1,456,293

Brazil 5.1%
Lojas Renner SA	34,337	405,623
Pagseguro Digital Ltd. (Class A Stock)*	12,367	322,284
Raia Drogasil SA	11,756	205,582

		933,489

Chile 1.6%
Sociedad Quimica y Minera de Chile SA, ADR(a)	8,367	298,200

China 39.8%
Alibaba Group Holding Ltd., ADR*	7,625	1,414,971
Baidu, Inc., ADR*	1,210	201,138
CStone Pharmaceuticals, 144A*	53,383	93,019
Ctrip.com International Ltd., ADR*	6,828	300,773
Hangzhou Hikvision Digital Technology Co. Ltd. (Class A Stock)	48,085	233,516
Hua Medicine, 144A*	76,861	69,097
HUYA, Inc., ADR*	9,789	233,859
Innovent Biologics, Inc., 144A*(a)	30,917	98,962
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	61,042	595,903
Kweichow Moutai Co. Ltd. (Class A Stock)	7,831	1,132,431
Meituan Dianping (Class B Stock)*(a)	36,301	264,708
Pinduoduo, Inc., ADR*	11,437	254,245
Shanghai Junshi Biosciences Co. Ltd. (Class H Stock), 144A*	7,543	30,809
Shenzhou International Group Holdings Ltd.	13,941	187,662
Tencent Holdings Ltd.	31,031	1,534,935
Wuxi Biologics Cayman, Inc., 144A*	67,235	677,659

		7,323,687

India 19.3%
Ashok Leyland Ltd.	213,565	267,598
Asian Paints Ltd.	21,320	449,260
Biocon Ltd.	51,061	436,623
Eicher Motors Ltd.	729	213,921
Godrej Consumer Products Ltd.	46,369	435,153
HDFC Bank Ltd., ADR	4,201	481,646
MakeMyTrip Ltd.*	25,070	632,015

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

India (cont’d.)
Maruti Suzuki India Ltd.	4,243	$407,233
Titan Co. Ltd.	13,692	228,357

		3,551,806

Indonesia 6.3%
Ace Hardware Indonesia Tbk PT	5,467,747	633,689
Mitra Adiperkasa Tbk PT	7,634,990	534,202

		1,167,891

Macau 1.9%
Sands China Ltd.	64,283	353,822

Malaysia 1.5%
IHH Healthcare Bhd	205,448	276,506

Mexico 1.4%
Arca Continental SAB de CV	43,861	249,431

Peru 1.7%
Credicorp Ltd.	1,310	310,339

Philippines 0.7%
GT Capital Holdings, Inc.	8,052	133,867

Russia 1.4%
X5 Retail Group NV, GDR	8,207	249,738

South Korea 1.0%
Samsung SDI Co. Ltd.	938	190,133

Thailand 4.3%
CP ALL PCL	240,542	584,844
Kasikornbank PCL, NVDR	32,846	196,875

		781,719

TOTAL LONG-TERM INVESTMENTS (cost $12,524,661)		17,276,921

SHORT-TERM INVESTMENTS 10.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,173,884	1,173,884

See Notes to Financial Statements.

12

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $701,994; includes $700,306 of cash collateral for securities on loan)(b)(w)	702,025	$702,235

TOTAL SHORT-TERM INVESTMENTS (cost $1,875,878)		1,876,119

TOTAL INVESTMENTS 104.1% (cost $14,400,539)		19,153,040
Liabilities in excess of other assets (4.1)%		(755,097)

NET ASSETS 100.0%		$18,397,943

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

NVDR—Non-voting Depositary Receipt

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $653,155; cash collateral of $700,306 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$1,456,293	$—	$—
Brazil	933,489	—	—
Chile	298,200	—	—

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
China	$2,404,986	$4,918,701	$—
India	1,113,661	2,438,145	—
Indonesia	—	1,167,891	—
Macau	—	353,822	—
Malaysia	—	276,506	—
Mexico	249,431	—	—
Peru	310,339	—	—
Philippines	—	133,867	—
Russia	—	249,738	—
South Korea	—	190,133	—
Thailand	—	781,719	—
Affiliated Mutual Funds	1,876,119	—	—

Total	$8,642,518	$10,510,522	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

Internet & Direct Marketing Retail	23.4%
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	10.2
Interactive Media & Services	9.4
Beverages	7.6
Food & Staples Retailing	5.7
Banks	5.4
Multiline Retail	5.1
Chemicals	4.0
Life Sciences Tools & Services	3.7
Pharmaceuticals	3.6
Biotechnology	3.6
Specialty Retail	3.4
Automobiles	3.4

Personal Products	2.4%
Electronic Equipment, Instruments & Components	2.3
Textiles, Apparel & Luxury Goods	2.2
Hotels, Restaurants & Leisure	1.9
IT Services	1.8
Health Care Providers & Services	1.5
Machinery	1.5
Entertainment	1.3
Diversified Financial Services	0.7

104.1
Liabilities in excess of other assets	(4.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

14

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$653,155	$(653,155)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	15

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $653,155:
Unaffiliated investments (cost $12,524,661)	$17,276,921
Affiliated investments (cost $1,875,878)	1,876,119
Foreign currency, at value (cost $4,368)	4,368
Receivable for investments sold	25,830
Dividends and interest receivable	19,443
Due from Manager	1,663
Receivable for Series shares sold	1,216
Prepaid expenses	284

Total Assets	19,205,844

Liabilities
Payable to broker for collateral for securities on loan	700,306
Accrued expenses and other liabilities	81,815
Foreign capital gains tax liability accrued	21,600
Distribution fee payable	2,006
Affiliated transfer agent fee payable	1,374
Payable for Series shares reacquired	800

Total Liabilities	807,901

Net Assets	$18,397,943

Net assets were comprised of:
Common stock, at par	$15,915
Paid-in capital in excess of par	16,002,668
Total distributable earnings (loss)	2,379,360

Net assets, April 30, 2019	$18,397,943

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share, ($3,098,176 ÷ 269,381 shares of common stock issued and outstanding)	$11.50
Maximum sales charge (5.50% of offering price)	0.67

Maximum offering price to public	$12.17

Class C
Net asset value, offering price and redemption price per share, ($1,615,291 ÷ 145,372 shares of common stock issued and outstanding)	$11.11

Class Z
Net asset value, offering price and redemption price per share, ($2,050,006 ÷ 176,271 shares of common stock issued and outstanding)	$11.63

Class R6
Net asset value, offering price and redemption price per share, ($11,634,470 ÷ 1,000,515 shares of common stock issued and outstanding)	$11.63

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $2,294 foreign withholding tax)	$37,090
Income from securities lending, net (including affiliated income of $1,788)	26,197
Affiliated dividend income	8,170

Total income	71,457

Expenses
Management fee	86,168
Distribution fee(a)	11,746
Custodian and accounting fees	36,451
Registration fees(a)	32,745
Audit fee	14,817
Shareholders’ reports	12,099
Legal fees and expenses	8,114
Transfer agent’s fees and expenses (including affiliated expense of $3,818)(a)	6,197
Directors’ fees	5,944
Miscellaneous	9,606

Total expenses	223,887
Less: Fee waiver and/or expense reimbursement(a)	(113,662)
Distribution fee waiver(a)	(668)

Net expenses	109,557

Net investment income (loss)	(38,100)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $609) (net of foreign capital gains taxes $(21,600))	45,991
Foreign currency transactions	1,705

47,696

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $241) (net of change in foreign capital gains taxes $1,148)	3,011,096
Foreign currencies	(112)

3,010,984

Net gain (loss) on investment and foreign currency transactions	3,058,680

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,020,580

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	4,006	7,740	—	—
Registration fees	8,029	8,030	8,521	8,165
Transfer agent’s fees and expenses	3,884	1,034	1,261	18
Fee waiver and/or expense reimbursement	(24,068)	(16,107)	(16,851)	(56,636)
Distribution fee waiver	(668)	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(38,100)	$(52,445)
Net realized gain (loss) on investment and foreign currency transactions	47,696	(112,363)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,010,984	(2,460,454)

Net increase (decrease) in net assets resulting from operations	3,020,580	(2,625,262)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	1,362,724	3,466,110
Cost of shares reacquired	(553,102)	(2,244,237)

Net increase (decrease) in net assets from Series share transactions	809,622	1,221,873

Total increase (decrease)	3,830,202	(1,403,389)

Net Assets:
Beginning of period	14,567,741	15,971,130

End of period	$18,397,943	$14,567,741

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	19

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund was established as a Maryland business trust on September 28, 1994. The Fund currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Jennison Global Infrastructure Fund, PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Jennison Emerging Markets Equity Opportunities Fund (the “Series”).

The investment objective of the Series is to seek long-term growth of capital.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

20

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the

PGIM Jennison Emerging Markets Equity Opportunities Fund	21

Notes to Financial Statements (unaudited) (continued)

general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

22

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

PGIM Jennison Emerging Markets Equity Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

24

statements. Actual results could differ from those estimates.

2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 1.05% of the Series’ average daily net assets up to $5 billion and 1.025% of the Series’ average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 1.05% for the period ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.45% of average daily net assets for Class A shares, 2.20% of average daily net assets for Class C shares, 1.20% of average daily net assets for Class Z shares, and 1.20% of average daily net assets for Class R6 shares. The contractual waiver and expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or

PGIM Jennison Emerging Markets Equity Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed to limit such fee to 0.25% of the average daily net assets of the Class A shares through February 29, 2020.

For the reporting period ended April 30, 2019, PIMS received $3,098 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $32 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with

26

guidance issued by the SEC, the Series’ Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $1,656,678 and $1,732,226, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$394,167	$2,605,474	$1,825,757	$—	$—	$1,173,884	1,173,884	$8,170
PGIM Institutional Money Market Fund*
807,439	16,823,082	16,929,136	241	609	702,235	702,025	1,788	**

$1,201,606	$19,428,556	$18,754,893	$241	$609	$1,876,119		$9,958

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Series.

PGIM Jennison Emerging Markets Equity Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$14,400,774

Gross Unrealized Appreciation	5,367,966
Gross Unrealized Depreciation	(615,700)

Net Unrealized Appreciation	$4,752,266

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2018 of approximately $2,352,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Series elected to treat late year ordinary income losses of approximately $30,000 as having been incurred in the following fiscal year (October 31, 2019).

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

28

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 5.075 billion shares of common stock, with a par value of $0.01 per share, which is divided into seven series. There are 865 million shares authorized for the Series, divided into five classes, designated Class A, Class C, Class Z, Class R6 and Class T common stock, each of which consists of 25 million, 65 million, 300 million, 250 million and 225 million authorized shares, respectively. The Series currently does not have any Class T shares outstanding.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,000,515 Class R6 shares of the Series. At reporting period end, three shareholders of record, each holding greater than 5% of the Series, held 81% of the Series’ outstanding shares, of which 63% were held by an affiliate of Prudential.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	39,515	$408,528
Shares reacquired	(19,374)	(203,961)

Net increase (decrease) in shares outstanding before conversion	20,141	204,567
Shares issued upon conversion from other share class(es)	9,701	113,306
Shares reacquired upon conversion into other share class(es)	(2,270)	(26,107)

Net increase (decrease) in shares outstanding	27,572	$291,766

Year ended October 31, 2018:
Shares sold	155,646	$1,901,408
Shares reacquired	(108,937)	(1,274,373)

Net increase (decrease) in shares outstanding before conversion	46,709	627,035
Shares reacquired upon conversion into other share class(es)	(1,943)	(22,936)

Net increase (decrease) in shares outstanding	44,766	$604,099

Class C
Six months ended April 30, 2019:
Shares sold	15,702	$152,345
Shares reacquired	(6,147)	(64,090)

Net increase (decrease) in shares outstanding before conversion	9,555	88,255
Shares reacquired upon conversion into other share class(es)	(10,925)	(121,669)

Net increase (decrease) in shares outstanding	(1,370)	$(33,414)

Year ended October 31, 2018:
Shares sold	30,840	$362,143
Shares reacquired	(20,870)	(229,131)

Net increase (decrease) in shares outstanding before conversion	9,970	133,012
Shares reacquired upon conversion into other share class(es)	(1,961)	(22,185)

Net increase (decrease) in shares outstanding	8,009	$110,827

PGIM Jennison Emerging Markets Equity Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2019:
Shares sold	75,102	$801,851
Shares reacquired	(27,528)	(285,051)

Net increase (decrease) in shares outstanding before conversion	47,574	516,800
Shares issued upon conversion from other share class(es)	3,099	34,470

Net increase (decrease) in shares outstanding	50,673	$551,270

Year ended October 31, 2018:
Shares sold	99,645	$1,202,559
Shares reacquired	(64,853)	(740,733)

Net increase (decrease) in shares outstanding before conversion	34,792	461,826
Shares issued upon conversion from other share class(es)	3,814	45,121

Net increase (decrease) in shares outstanding	38,606	$506,947

Class R6
Six months ended April 30, 2019:
Net increase (decrease) in shares outstanding	—	$—

Year ended October 31, 2018:

Net increase (decrease) in shares outstanding	—	$—

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended April 30, 2019.

30

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Geographic Concentration Risk: The Series’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Series invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019,

PGIM Jennison Emerging Markets Equity Opportunities Fund	31

Notes to Financial Statements (unaudited) (continued)

and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2019		Year Ended October 31,				September 16, 2014(a) through October 31, 2014
			2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.58		$11.19	$9.34	$8.81	$10.09	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.04)	(0.04)	(0.04)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.95		(1.57)	1.89	0.57	(1.24)	0.10
Total from investment operations	1.92		(1.61)	1.85	0.53	(1.28)	0.09
Net asset value, end of period	$11.50		$9.58	$11.19	$9.34	$8.81	$10.09
Total Return(c):	20.04%		(14.39)%	19.81%	6.02%	(12.69)%	0.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,098		$2,316	$2,204	$869	$311	$18
Average net assets (000)	$2,693		$2,956	$1,363	$528	$208	$15
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.45%	(f)	1.45%	1.45%	1.45%	1.54%	1.55%	(f)
Expenses before waivers and/or expense reimbursement	3.30%	(f)	3.27%	3.28%	3.87%	3.40%	14.06%	(f)
Net investment income (loss)	(0.57)%	(f)	(0.35)%	(0.35)%	(0.49)%	(0.48)%	(0.93)%	(f)
Portfolio turnover rate(g)	10%		23%	45%	44%	67%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2019		Year Ended October 31,				September 16, 2014(a) through October 31, 2014
			2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.29		$10.93	$9.20	$8.74	$10.08	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.13)	(0.11)	(0.11)	(0.13)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.89		(1.51)	1.84	0.57	(1.21)	0.10
Total from investment operations	1.82		(1.64)	1.73	0.46	(1.34)	0.08
Net asset value, end of period	$11.11		$9.29	$10.93	$9.20	$8.74	$10.08
Total Return(c):	19.59%		(15.00)%	18.80%	5.26%	(13.29)%	0.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,615		$1,363	$1,516	$734	$662	$501
Average net assets (000)	$1,561		$1,775	$973	$672	$699	$296
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.20%	(f)	2.20%	2.20%	2.20%	2.29%	2.30%	(f)
Expenses before waivers and/or expense reimbursement	4.28%	(f)	4.20%	4.00%	4.62%	4.12%	15.19%	(f)
Net investment income (loss)	(1.33)%	(f)	(1.14)%	(1.17)%	(1.29)%	(1.36)%	(1.79)%	(f)
Portfolio turnover rate(g)	10%		23%	45%	44%	67%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended April 30, 2019		Year Ended October 31,				September 16, 2014(a) through October 31, 2014
			2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.67		$11.27	$9.39	$8.82	$10.09	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.01)	(0.02)	(0.03)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.98		(1.59)	1.90	0.60	(1.23)	0.10
Total from investment operations	1.96		(1.60)	1.88	0.57	(1.27)	0.09
Net asset value, end of period	$11.63		$9.67	$11.27	$9.39	$8.82	$10.09
Total Return(c):	20.27%		(14.20)%	20.02%	6.46%	(12.59)%	0.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,050		$1,215	$980	$183	$60	$10
Average net assets (000)	$1,582		$1,443	$490	$102	$17	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.20%	(f)	1.20%	1.20%	1.20%	1.29%	1.30%	(f)
Expenses before waivers and/or expense reimbursement	3.35%	(f)	3.56%	2.94%	3.55%	3.48%	13.51%	(f)
Net investment income (loss)	(0.29)%	(f)	(0.13)%	(0.19)%	(0.31)%	(0.44)%	(0.67)%	(f)
Portfolio turnover rate(g)	10%		23%	45%	44%	67%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	35

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2019		Year Ended October 31,				September 16, 2014(a) through October 31, 2014
			2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.67		$11.27	$9.39	$8.83	$10.09	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.02)	(0.01)	(0.03)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.98		(1.58)	1.89	0.59	(1.21)	0.10
Total from investment operations	1.96		(1.60)	1.88	0.56	(1.25)	0.09
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(0.01)	-
Net asset value, end of period	$11.63		$9.67	$11.27	$9.39	$8.83	$10.09
Total Return(c):	20.27%		(14.20)%	20.02%	6.34%	(12.44)%	0.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,634		$9,675	$11,271	$9,404	$8,840	$10,101
Average net assets (000)	$10,713		$11,852	$9,893	$8,722	$9,518	$9,785
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.20%	(f)	1.20%	1.20%	1.20%	1.29%	1.30%	(f)
Expenses before waivers and/or expense reimbursement	2.27%	(f)	2.32%	2.78%	3.13%	2.91%	13.37%	(f)
Net investment income (loss)	(0.34)%	(f)	(0.17)%	(0.13)%	(0.29)%	(0.40)%	(0.68)%	(f)
Portfolio turnover rate(g)	10%		23%	45%	44%	67%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PDEAX	PDECX	PDEZX	PDEQX
CUSIP	743969644	743969636	743969610	743969628

MF225E2

PGIM JENNISON GLOBAL OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Jennison Global Opportunities Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Global Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Opportunities Fund

June 14, 2019

PGIM Jennison Global Opportunities Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	15.88	5.58	12.41	12.74 (3/14/12)
Class C	15.38	9.77	12.83	12.77 (3/14/12)
Class Z	15.95	11.90	13.95	13.91 (3/14/12)
Class R2	N/A	N/A	N/A	23.17* (12/27/18)
Class R4	N/A	N/A	N/A	23.26* (12/27/18)
Class R6	16.03	12.04	N/A	14.38 (12/22/14)
MSCI ACWI ND Index
	9.37	5.06	6.96	—
Lipper Global Multi-Cap Growth Funds Average**
	12.14	6.77	8.35	—
Lipper Global Large-Cap Growth Funds Average**
	12.64	9.48	8.42	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**The Fund is compared to the Lipper Global Multi-Cap Growth Funds Average performance universe, although Lipper classifies the Fund in the Lipper Global Large-Cap Growth Funds performance universe. The Lipper Global Multi-Cap Growth Funds performance universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for fund performance comparison.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the class’ inception date.

6	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	0.25%	None	None
Shareholder services fees	None	None	None	0.10%	0.10%	None

Benchmark Definitions

MSCI ACWI ND Index—The Morgan Stanley Capital International All Country World Net Dividend Index (MSCI ACWI ND Index) is an unmanaged free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ND Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The ND version of the MSCI ACWI Index reflects the impact of the maximum withholding taxes on reinvested dividends. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares are 8.82% and 7.56% for Class R6 shares. The cumulative total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 is 15.96%.

Lipper Global Multi-Cap Growth Funds Average—The Lipper Global Multi-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Multi-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and

PGIM Jennison Global Opportunities Fund	7

Your Fund’s Performance (continued)

Class Z shares are 9.79% and 8.82% for Class R6 shares. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 is 19.20%.

Lipper Global Large-Cap Growth Funds Average—The Lipper Global Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Large-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average are funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the US with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above average characteristics compared to their large-cap specific subset of the MSCI World Index. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares are 10.12% and 9.21% for Class R6 shares. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 is 18.67%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 04/30/19 (%)
Amazon.com, Inc., Internet & Direct Marketing Retail	6.2
Tencent Holdings Ltd., Interactive Media & Services	5.8
Mastercard, Inc. (Class A Stock), IT Services	4.6
Adyen NV, IT Services	4.2
Netflix, Inc., Entertainment	4.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 04/30/19 (%)
IT Services	18.3
Interactive Media & Services	12.0
Internet & Direct Marketing Retail	10.7
Textiles, Apparel & Luxury Goods	10.2
Health Care Equipment & Supplies	7.9

Industry weightings reflect only long-term investments and are subject to change.

8	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Global Opportunities Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Opportunities Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,158.80	1.08%	$5.78
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
Class C	Actual	$1,000.00	$1,153.80	1.94%	$10.36
	Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69
Class Z	Actual	$1,000.00	$1,159.50	0.93%	$4.98
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
Class R2**	Actual	$1,000.00	$1,231.70	1.34%	$5.08
	Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71
Class R4**	Actual	$1,000.00	$1,232.60	1.09%	$4.13
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
Class R6	Actual	$1,000.00	$1,160.30	0.84%	$4.50
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 124 day period ended April 30, 2019 due to the Class inception date of December 27, 2018.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 98.3%

COMMON STOCKS

Argentina 1.9%
MercadoLibre, Inc.*(a)	83,985	$40,660,498

Canada 2.7%
Shopify, Inc. (Class A Stock)*(a)	245,976	59,902,535

China 8.4%
Alibaba Group Holding Ltd., ADR*(a)	311,077	57,726,559
Tencent Holdings Ltd.	2,573,741	127,308,983

		185,035,542

France 9.5%
Kering SA	58,968	35,033,182
LVMH Moet Hennessy Louis Vuitton SE(a)	185,653	73,105,662
Remy Cointreau SA(a)	219,954	29,327,689
Safran SA	483,119	70,587,681

		208,054,214

India 1.9%
HDFC Bank Ltd., ADR	367,830	42,171,710

Italy 2.9%
Ferrari NV	474,028	64,558,044

Japan 1.3%
Keyence Corp.	46,151	28,863,850

Netherlands 6.8%
Adyen NV, 144A*	113,131	92,599,703
ASML Holding NV	265,829	55,675,727

		148,275,430

Switzerland 3.9%
Givaudan SA	14,834	38,499,344
Straumann Holding AG	56,923	46,163,526

		84,662,870

United States 59.0%
Alphabet, Inc. (Class A Stock)*	50,259	60,258,531
Amazon.com, Inc.*	70,094	135,037,493

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

United States (cont’d.)
Boeing Co. (The)	170,716	$64,477,726
Edwards Lifesciences Corp.*	385,390	67,855,617
Eli Lilly & Co.(a)	368,656	43,147,498
Facebook, Inc. (Class A Stock)*	386,980	74,841,932
Guardant Health, Inc.*(a)	61,760	4,045,898
Illumina, Inc.*(a)	149,526	46,652,112
Intuitive Surgical, Inc.*	117,745	60,124,129
Lululemon Athletica, Inc.*	182,696	32,218,440
Mastercard, Inc. (Class A Stock)	392,715	99,843,862
Netflix, Inc.*	242,492	89,852,986
NIKE, Inc. (Class B Stock)	950,078	83,445,351
PayPal Holdings, Inc.*	548,402	61,843,293
QUALCOMM, Inc.(a)	306,044	26,359,570
salesforce.com, Inc.*	324,981	53,735,608
Square, Inc. (Class A Stock)*	583,275	42,474,085
Tesla, Inc.*(a)	104,404	24,920,191
Thermo Fisher Scientific, Inc.	182,165	50,541,679
Twilio, Inc. (Class A Stock)*	327,145	44,864,665
Vertex Pharmaceuticals, Inc.*	313,637	52,998,380
Workday, Inc. (Class A Stock)*(a)	348,639	71,690,638

		1,291,229,684

TOTAL LONG-TERM INVESTMENTS (cost $1,730,916,250)		2,153,414,377

SHORT-TERM INVESTMENTS 16.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	43,816,566	43,816,566
PGIM Institutional Money Market Fund (cost $313,378,045; includes $312,593,570 of cash collateral for securities on loan)(b)(w)	313,361,008	313,455,017

TOTAL SHORT-TERM INVESTMENTS (cost $357,194,611)		357,271,583

TOTAL INVESTMENTS 114.6% (cost $2,088,110,861)		2,510,685,960
Liabilities in excess of other assets (14.6)%		(320,243,539)

NET ASSETS 100.0%		$2,190,442,421

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

See Notes to Financial Statements.

12

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $303,717,189; cash collateral of $312,593,570 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$40,660,498	$—	$—
Canada	59,902,535	—	—
China	57,726,559	127,308,983	—
France	—	208,054,214	—
India	42,171,710	—	—
Italy	—	64,558,044	—
Japan	—	28,863,850	—
Netherlands	—	148,275,430	—
Switzerland	—	84,662,870	—
United States	1,291,229,684	—	—
Affiliated Mutual Funds	357,271,583	—	—

Total	$1,848,962,569	$661,723,391	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

IT Services	18.3%
Affiliated Mutual Funds (14.3% represents investments purchased with collateral from securities on loan)	16.3
Interactive Media & Services	12.0
Internet & Direct Marketing Retail	10.7
Textiles, Apparel & Luxury Goods	10.2
Health Care Equipment & Supplies	7.9%
Aerospace & Defense	6.1
Software	5.8
Life Sciences Tools & Services	4.4
Entertainment	4.1
Automobiles	4.0
Semiconductors & Semiconductor Equipment	3.8

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Industry Classification (continued):

Biotechnology	2.4%
Pharmaceuticals	2.0
Banks	1.9
Chemicals	1.8
Beverages	1.4
Electronic Equipment, Instruments & Components	1.3

Health Care Providers & Services	0.2%

114.6
Liabilities in excess of other assets	(14.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$303,717,189	$(303,717,189)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $303,717,189:
Unaffiliated investments (cost $1,730,916,250)	$2,153,414,377
Affiliated investments (cost $357,194,611)	357,271,583
Foreign currency, at value (cost $695,849)	699,185
Receivable for Series shares sold	11,033,133
Receivable for investments sold	9,086,022
Dividends receivable	1,253,490
Tax reclaim receivable	359,159
Prepaid expenses	3,664

Total Assets	2,533,120,613

Liabilities
Payable to broker for collateral for securities on loan	312,593,570
Payable for investments purchased	24,151,275
Payable for Series shares reacquired	3,441,481
Management fee payable	1,355,122
Accrued expenses and other liabilities	894,152
Distribution fee payable	214,599
Affiliated transfer agent fee payable	27,993

Total Liabilities	342,678,192

Net Assets	$2,190,442,421

Net assets were comprised of:
Common stock, at par	$872,631
Paid-in capital in excess of par	1,851,830,868
Total distributable earnings (loss)	337,738,922

Net assets, April 30, 2019	$2,190,442,421

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	15

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Class A
Net asset value and redemption price per share, ($217,495,339 ÷ 8,741,258 shares of common stock issued and outstanding)	$24.88
Maximum sales charge (5.50% of offering price)	1.45

Maximum offering price to public	$26.33

Class C
Net asset value, offering price and redemption price per share, ($211,290,014 ÷ 8,972,135 shares of common stock issued and outstanding)	$23.55

Class Z
Net asset value, offering price and redemption price per share, ($1,299,889,950 ÷ 51,374,791 shares of common stock issued and outstanding)	$25.30

Class R2
Net asset value, offering price and redemption price per share, ($32,645 ÷ 1,287 shares of common stock issued and outstanding)	$25.36

Class R4
Net asset value, offering price and redemption price per share, ($103,126 ÷ 4,063 shares of common stock issued and outstanding)	$25.38

Class R6
Net asset value, offering price and redemption price per share, ($461,631,347 ÷ 18,169,609 shares of common stock issued and outstanding)	$25.41

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $562,070 foreign withholding tax)	$5,904,178
Income from securities lending, net (including affiliated income of $222,374)	740,475
Affiliated dividend income	391,865

Total income	7,036,518

Expenses
Management fee	7,109,959
Distribution fee(a)	1,188,072
Shareholder servicing fees(a)	9
Transfer agent’s fees and expenses (including affiliated expense of $74,337)(a)	659,998
Custodian and accounting fees	153,151
Registration fees(a)	113,409
SEC registration fees	45,713
Shareholders’ reports	36,953
Directors’ fees	20,728
Audit fee	13,823
Legal fees and expenses	12,041
Miscellaneous	19,098

Total expenses	9,372,954
Less: Fee waiver and/or expense reimbursement(a)	(312,278)
Distribution fee waiver(a)	(45,609)

Net expenses	9,015,067

Net investment income (loss)	(1,978,549)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(21,084))	(27,349,415)
Foreign currency transactions	(30,399)

(27,379,814)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $88,570)	300,270,798
Foreign currencies	(4,196)

300,266,602

Net gain (loss) on investment and foreign currency transactions	272,886,788

Net Increase (Decrease) In Net Assets Resulting From Operations	$270,908,239

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	273,650	914,411	—	11	—	—
Shareholder servicing fees	—	—	—	4	5	—
Transfer agent’s fees and expenses	102,134	92,443	463,070	581	581	1,189
Registration fees	16,305	13,319	41,368	7,109	7,109	28,199
Fee waiver and/or expense reimbursement	(135,186)	(20,673)	(96,133)	(7,684)	(7,682)	(44,920)
Distribution fee waiver	(45,609)	—	—	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,978,549)	$(5,397,731)
Net realized gain (loss) on investment and foreign currency transactions	(27,379,814)	(31,754,951)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	300,266,602	(9,911,236)

Net increase (decrease) in net assets resulting from operations	270,908,239	(47,063,918)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	707,572,233	1,284,233,392
Cost of shares reacquired	(301,891,644)	(256,901,201)

Net increase (decrease) in net assets from Series share transactions	405,680,589	1,027,332,191

Total increase (decrease)	676,588,828	980,268,273

Net Assets:
Beginning of period	1,513,853,593	533,585,320

End of period	$2,190,442,421	$1,513,853,593

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	19

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Jennison Global Infrastructure Fund, PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Jennison Global Opportunities Fund (the “Series”).

The investment objective of the Series is to seek long-term growth of capital.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

20

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

PGIM Jennison Global Opportunities Fund	21

Notes to Financial Statements (unaudited) (continued)

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of

22

the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

PGIM Jennison Global Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

24

statements. Actual results could differ from those estimates.

2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.825% of the Series’average daily net assets up to $1 billion and 0.800% of such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.814% for the period ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit net annual Series operating expenses (exclusive of distribution and service (12b-1) fees, and transfer agency expenses (including sub-transfer agency and networking fees)), of each class of shares to 0.84% of the Series’ average daily net assets and to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the net Series annual operating expenses to exceed 1.34% of average daily net assets for Class R2 shares and 1.09% of average daily net assets for Class R4 shares. Additionally, the Manager has contractually agreed, through February 29, 2020, to limit annual operating expenses after fee waivers and/or expense reimbursements to 1.08% of average daily net assets for Class A shares. These contractual waivers exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM Jennison Global Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class C and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 0.25% of the average daily net assets of the Class A, Class C and Class R2 shares, respectively. PIMS has contractually agreed to limit such fees to 0.25% of the average daily net assets of the Class A shares through February 29, 2020.

The Series has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended April 30, 2019, PIMS received $726,825 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $153 and $36,386 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

26

3. Other Transactions with Affiliates

PMFS serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Series’ Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $784,641,250 and $399,762,173, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

PGIM Jennison Global Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 15,403,571	$387,867,916	$359,454,921	$—	$—	$43,816,566	43,816,566	$391,865

PGIM Institutional Money Market Fund*
210,761,557	938,020,119	835,394,145	88,570	(21,084)	313,455,017	313,361,008	222,374	**

$ 226,165,128	$1,325,888,035	$1,194,849,066	$88,570	$(21,084)	$357,271,583		$614,239

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Series.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$2,096,737,824

Gross Unrealized Appreciation	429,519,184
Gross Unrealized Depreciation	(15,571,048)

Net Unrealized Appreciation	$413,948,136

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2018 of approximately $47,206,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Series elected to treat certain late-year ordinary income losses of approximately $629,000 as having been incurred in the following fiscal year (October 31, 2019).

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal

28

Revenue Service and state departments of revenue.

6. Capital and Ownership

The Series offers Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 5.075 billion shares of common stock, with a par value of $0.01 per share, which is divided into seven series. There are 950 million shares authorized for the Series, divided into seven classes, designated Class A, Class C, Class Z, Class R2, Class R4, and Class R6 and Class T common stock, each of which consists of 50 million, 70 million, 300 million, 75 million, 75 million, 255 million and 125 million authorized shares, respectively. The Series currently does not have any Class T shares outstanding.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 486 Class R2 shares and 486 Class R4 shares of the Series. At reporting period end, seven shareholders of record, each holding greater than 5% of the Series, held 74% of the Series’ outstanding shares.

PGIM Jennison Global Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	1,914,089	$43,099,075
Shares reacquired	(838,233)	(18,463,263)

Net increase (decrease) in shares outstanding before conversion	1,075,856	24,635,812
Shares issued upon conversion from other share class(es)	255,605	6,109,196
Shares reacquired upon conversion into other share class(es)	(263,313)	(6,242,319)

Net increase (decrease) in shares outstanding	1,068,148	$24,502,689

Year ended October 31, 2018:
Shares sold	5,248,520	$120,535,515
Shares reacquired	(1,281,008)	(28,827,088)

Net increase (decrease) in shares outstanding before conversion	3,967,512	91,708,427
Shares issued upon conversion from other share class(es)	145,935	3,322,018
Shares reacquired upon conversion into other share class(es)	(796,366)	(18,356,167)

Net increase (decrease) in shares outstanding	3,317,081	$76,674,278

Class C
Six months ended April 30, 2019:
Shares sold	1,822,872	$39,204,019
Shares reacquired	(797,746)	(16,640,564)

Net increase (decrease) in shares outstanding before conversion	1,025,126	22,563,455
Shares reacquired upon conversion into other share class(es)	(312,666)	(7,092,553)

Net increase (decrease) in shares outstanding	712,460	$15,470,902

Year ended October 31, 2018:
Shares sold	5,122,386	$111,862,993
Shares reacquired	(586,124)	(12,752,680)

Net increase (decrease) in shares outstanding before conversion	4,536,262	99,110,313
Shares reacquired upon conversion into other share class(es)	(283,448)	(6,256,038)

Net increase (decrease) in shares outstanding	4,252,814	$92,854,275

Class Z
Six months ended April 30, 2019:
Shares sold	19,413,647	$444,975,575
Shares reacquired	(10,833,464)	(240,595,234)

Net increase (decrease) in shares outstanding before conversion	8,580,183	204,380,341
Shares issued upon conversion from other share class(es)	390,817	9,362,132
Shares reacquired upon conversion into other share class(es)	(103,376)	(2,407,906)

Net increase (decrease) in shares outstanding	8,867,624	$211,334,567

Year ended October 31, 2018:
Shares sold	34,289,075	$799,365,247
Shares reacquired	(8,598,020)	(197,942,065)

Net increase (decrease) in shares outstanding before conversion	25,691,055	601,423,182
Shares issued upon conversion from other share class(es)	1,037,287	24,312,057
Shares reacquired upon conversion into other share class(es)	(160,174)	(3,726,870)

Net increase (decrease) in shares outstanding	26,568,168	$622,008,369

30

Class R2	Shares	Amount
Period ended April 30, 2019*:
Shares sold	1,287	$30,000

Net increase (decrease) in shares outstanding	1,287	$30,000

Class R4
Period ended April 30, 2019*:
Shares sold	4,063	$100,000

Net increase (decrease) in shares outstanding	4,063	$100,000

Class R6
Six months ended April 30, 2019:
Shares sold	7,740,402	$180,163,564
Shares reacquired	(1,134,870)	(26,192,583)

Net increase (decrease) in shares outstanding before conversion	6,605,532	153,970,981
Shares issued upon conversion from other share class(es)	11,411	271,450

Net increase (decrease) in shares outstanding	6,616,943	$154,242,431

Year ended October 31, 2018:
Shares sold	10,875,042	$252,469,637
Shares reacquired	(729,939)	(17,379,368)

Net increase (decrease) in shares outstanding before conversion	10,145,103	235,090,269
Shares issued upon conversion from other share class(es)	29,504	705,000

Net increase (decrease) in shares outstanding	10,174,607	$235,795,269

*	Commencement of offering was December 27, 2018.

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

PGIM Jennison Global Opportunities Fund	31

Notes to Financial Statements (unaudited) (continued)

The Series did not utilize the SCA during the reporting period ended April 30, 2019.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy,

32

and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Jennison Global Opportunities Fund	33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.47		$20.72	$15.14	$15.63	$14.08	$12.94
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.13)	(0.09)	(0.05)	(0.09)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.44		0.88	5.67	(0.44)	1.64	1.25
Total from investment operations	3.41		0.75	5.58	(0.49)	1.55	1.14
Net asset value, end of period	$24.88		$21.47	$20.72	$15.14	$15.63	$14.08
Total Return(b):	15.88%		3.62%	36.86%	(3.13)%	11.01%	8.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$217,495		$164,764	$90,247	$89,579	$74,049	$21,150
Average net assets (000)	$183,932		$142,313	$70,810	$100,220	$36,635	$19,352
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.08%	(e)	1.14%	1.19%	1.20%	1.38%	1.60%
Expenses before waivers and/or expense reimbursement	1.28%	(e)	1.30%	1.33%	1.36%	1.56%	1.71%
Net investment income (loss)	(0.28)%	(e)	(0.55)%	(0.55)%	(0.31)%	(0.63)%	(0.78)%
Portfolio turnover rate(f)	23%		62%	79%	88%	58%	68%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.41		$19.85	$14.61	$15.20	$13.79	$12.77
Income (loss) from investment operations:
Net investment income (loss)	(0.12)		(0.30)	(0.22)	(0.15)	(0.20)	(0.21)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.26		0.86	5.46	(0.44)	1.61	1.23
Total from investment operations	3.14		0.56	5.24	(0.59)	1.41	1.02
Net asset value, end of period	$23.55		$20.41	$19.85	$14.61	$15.20	$13.79
Total Return(b):	15.38%		2.82%	35.87%	(3.88)%	10.22%	7.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$211,290		$168,587	$79,531	$52,246	$28,982	$5,723
Average net assets (000)	$184,385		$136,788	$55,922	$50,113	$11,330	$4,361
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.94%	(e)	1.94%	1.94%	1.95%	2.12%	2.35%
Expenses before waivers and/or expense reimbursement	1.96%	(e)	1.99%	2.03%	2.06%	2.27%	2.41%
Net investment income (loss)	(1.15)%	(e)	(1.35)%	(1.28)%	(1.07)%	(1.37)%	(1.54)%
Portfolio turnover rate(f)	23%		62%	79%	88%	58%	68%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	35

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.82		$21.00	$15.31	$15.77	$14.17	$12.99
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.08)	(0.05)	(0.01)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.49		0.90	5.74	(0.45)	1.66	1.26
Total from investment operations	3.48		0.82	5.69	(0.46)	1.60	1.18
Net asset value, end of period	$25.30		$21.82	$21.00	$15.31	$15.77	$14.17
Total Return(b):	15.95%		3.90%	37.17%	(2.92)%	11.29%	9.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,299,890		$927,492	$334,783	$114,228	$102,800	$33,504
Average net assets (000)	$1,055,837		$693,749	$193,977	$131,042	$48,494	$30,965
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.93%	(e)	0.93%	0.94%	0.95%	1.15%	1.35%
Expenses before waivers and/or expense reimbursement	0.95%	(e)	0.97%	1.02%	1.06%	1.28%	1.42%
Net investment income (loss)	(0.12)%	(e)	(0.35)%	(0.28)%	(0.07)%	(0.41)%	(0.56)%
Portfolio turnover rate(f)	23%		62%	79%	88%	58%	68%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R2 Shares
	December 27, 2018(a) through April 30, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.59
Income (loss) from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.79
Total from investment operations	4.77
Net asset value, end of period	$25.36
Total Return(c):	23.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33
Average net assets (000)	$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.34%	(e)
Expenses before waivers and/or expense reimbursement	178.09%	(e)
Net investment income (loss)	(0.25)%	(e)
Portfolio turnover rate(f)	23%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	37

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 27, 2018(a) through April 30, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.59
Income (loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.77
Total from investment operations	4.79
Net asset value, end of period	$25.38
Total Return(c):	23.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$103
Average net assets (000)	$16
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.09%	(e)
Expenses before waivers and/or expense reimbursement	146.56%	(e)
Net investment income (loss)	0.25%	(e)
Portfolio turnover rate(f)	23%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,			December 22, 2014(a) through October 31,
	2019		2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.90		$21.06	$15.33	$15.78	$14.15
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	(0.06)	(0.04)	0.01	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.51		0.90	5.77	(0.46)	1.66
Total from investment operations	3.51		0.84	5.73	(0.45)	1.63
Net asset value, end of period	$25.41		$21.90	$21.06	$15.33	$15.78
Total Return(d):	16.03%		3.99%	37.38%	(2.85)%	11.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$461,631		$253,010	$29,023	$8,647	$11
Average net assets (000)	$336,798		$133,984	$14,700	$7,736	$11
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.84%	(g)	0.84%	0.84%	0.84%	1.09%	(g)
Expenses before waivers and/or expense reimbursement	0.87%	(g)	0.90%	0.92%	0.95%	1.18%	(g)
Net investment income (loss)	(0.02)%	(g)	(0.26)%	(0.23)%	0.05%	(0.27)%	(g)
Portfolio turnover rate(h)	23%		62%	79%	88%	58%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	39

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R2	R4	R6
NASDAQ	PRJAX	PRJCX	PRJZX	PRJBX	PRJDX	PRJQX
CUSIP	743969719	743969693	743969685	743969438	743969420	743969594

MF214E2

PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison International Opportunities Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison International Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison International Opportunities Fund

June 14, 2019

PGIM Jennison International Opportunities Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	18.58	–1.13	6.42	9.28 (6/5/12)
Class C	18.10	2.85	6.81	9.36 (6/5/12)
Class R	18.35	4.28	N/A	4.48 (11/20/17)
Class Z	18.68	4.86	7.89	10.45 (6/5/12)
Class R2	N/A	N/A	N/A	25.56* (12/27/18)
Class R4	N/A	N/A	N/A	25.70* (12/27/18)
Class R6	18.84	5.00	N/A	11.56 (12/23/15)
MSCI ACWI ex-US Index
	9.12	–3.23	2.83	—
Lipper International Multi-Cap Growth Funds Average
	10.04	–2.24	3.58	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to each class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Benchmark Definitions

MSCI All Country World Index ex-US Index—The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged free float-adjusted market capitalization-weighted index that is designed to provide a broad measure of stock performance throughout the world, with the exception of US-based companies. The Index includes both developed and emerging markets. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares are 7.27%, –0.48% for Class R shares, and 7.97% for Class R6 shares. The cumulative total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 is 13.23%.

Lipper International Multi-Cap Growth Funds Average—The Lipper International Multi-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper International Multi-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap growth funds typically have above-average characteristics compared to the MSCI EAFE Index. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares are 8.04%, –0.19% for Class R shares, and 7.19% for Class R6 shares. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 is 16.24%.

PGIM Jennison International Opportunities Fund	7

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 04/30/19 (%)
Tencent Holdings Ltd., Interactive Media & Services	6.7
Lululemon Athletica, Inc., Textiles, Apparel & Luxury Goods	4.4
Adyen NV, IT Services	4.3
L’Oreal SA, Personal Products	4.3
Dassault Systemes SE, Software	4.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 04/30/19 (%)
Textiles, Apparel & Luxury Goods	12.2
Health Care Equipment & Supplies	9.1
Beverages	8.3
Pharmaceuticals	8.3
IT Services	7.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison International Opportunities Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison International Opportunities Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,185.80	1.09%	$5.91
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
Class C	Actual	$1,000.00	$1,181.00	1.91%	$10.33
	Hypothetical	$1,000.00	$1,015.32	1.91%	$9.54
Class R	Actual	$1,000.00	$1,183.50	1.48%	$8.01
	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40
Class Z	Actual	$1,000.00	$1,186.80	0.90%	$4.88
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R2**	Actual	$1,000.00	$1,255.60	1.34%	$5.13
	Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71
Class R4**	Actual	$1,000.00	$1,257.00	1.09%	$4.18
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
Class R6	Actual	$1,000.00	$1,188.40	0.84%	$4.56
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 124 day period ended April 30, 2019 due to the Class inception date of December 27, 2018.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 98.1%

COMMON STOCKS 94.7%

Argentina 2.4%
MercadoLibre, Inc.*	25,156	$12,179,026

Australia 1.9%
Cochlear Ltd.	73,197	9,681,832

Canada 2.7%
Shopify, Inc. (Class A Stock)*	57,827	14,082,609

China 16.7%
Alibaba Group Holding Ltd., ADR*	94,625	17,559,561
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	567,045	5,535,593
Kweichow Moutai Co. Ltd. (Class A Stock)	127,577	18,448,747
Tencent Holdings Ltd.	695,151	34,385,343
Wuxi Biologics Cayman, Inc., 144A*	1,046,495	10,547,575

		86,476,819

Denmark 1.4%
Novo Nordisk A/S (Class B Stock)	144,569	7,085,940

France 25.2%
Airbus SE	118,540	16,286,305
Dassault Systemes SE	132,129	20,996,798
Kering SA	15,962	9,483,104
L’Oreal SA	80,959	22,294,699
LVMH Moet Hennessy Louis Vuitton SE	45,000	17,719,912
Pernod Ricard SA	78,528	13,704,413
Remy Cointreau SA	80,815	10,775,513
Safran SA	130,144	19,015,114

		130,275,858

Germany 1.1%
Infineon Technologies AG	237,019	5,628,669

Hong Kong 1.3%
Techtronic Industries Co. Ltd.	928,124	6,733,209

India 3.0%
HDFC Bank Ltd., ADR	136,998	15,706,821

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Italy 5.9%
Brunello Cucinelli SpA	369,657	$13,451,399
Ferrari NV	124,856	17,004,184

		30,455,583

Japan 1.7%
Keyence Corp.	13,705	8,571,408

Netherlands 7.0%
Adyen NV, 144A*	27,429	22,451,117
ASML Holding NV	64,237	13,453,918

		35,905,035

Sweden 1.6%
Hexagon AB (Class B Stock)	155,942	8,534,001

Switzerland 9.8%
Alcon, Inc.*	37,180	2,141,148
Givaudan SA	6,048	15,696,645
Novartis AG	185,903	15,222,578
Straumann Holding AG	21,717	17,612,095

		50,672,466

United Kingdom 6.9%
Ashtead Group PLC	385,739	10,705,657
AstraZeneca PLC	195,351	14,561,200
St. James’s Place PLC	700,053	10,268,079

		35,534,936

United States 6.1%
Lululemon Athletica, Inc.*	128,899	22,731,339
Spotify Technology SA*	65,328	8,869,582

		31,600,921

TOTAL COMMON STOCKS (cost $401,712,590)		489,125,133

See Notes to Financial Statements.

12

Description	Shares	Value
PREFERRED STOCK 3.4%

Germany
Sartorius AG (PRFC) (cost $9,958,186)	95,708	$17,576,196

TOTAL LONG-TERM INVESTMENTS (cost $411,670,776)		506,701,329

SHORT-TERM INVESTMENTS 2.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	11,118,929	11,118,929
PGIM Institutional Money Market Fund(w)	10,780	10,783

TOTAL SHORT-TERM INVESTMENTS (cost $11,129,712)		11,129,712

TOTAL INVESTMENTS 100.3% (cost $422,800,488)		517,831,041
Liabilities in excess of other assets (0.3)%		(1,552,313)

NET ASSETS 100.0%		$516,278,728

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

PRFC—Preference Shares

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$12,179,026	$—	$—
Australia	—	9,681,832	—
Canada	14,082,609	—	—
China	17,559,561	68,917,258	—
Denmark	—	7,085,940	—
France	—	130,275,858	—
Germany	—	5,628,669	—
Hong Kong	—	6,733,209	—
India	15,706,821	—	—
Italy	—	30,455,583	—
Japan	—	8,571,408	—
Netherlands	—	35,905,035	—
Sweden	—	8,534,001	—
Switzerland	—	50,672,466	—
United Kingdom	—	35,534,936	—
United States	31,600,921	—	—
Preferred Stock
Germany	—	17,576,196	—
Affiliated Mutual Funds	11,129,712	—	—

Total	$102,258,650	$415,572,391	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

Textiles, Apparel & Luxury Goods	12.2%
Health Care Equipment & Supplies	9.1
Beverages	8.3
Pharmaceuticals	8.3
IT Services	7.1
Aerospace & Defense	6.9
Interactive Media & Services	6.6
Internet & Direct Marketing Retail	5.8
Personal Products	4.3
Software	4.1
Semiconductors & Semiconductor Equipment	3.7
Electronic Equipment, Instruments & Components	3.3
Automobiles	3.3

Banks	3.0%
Chemicals	3.0
Affiliated Mutual Funds	2.2
Trading Companies & Distributors	2.1
Life Sciences Tools & Services	2.0
Capital Markets	2.0
Entertainment	1.7
Household Durables	1.3

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

14

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value:
Unaffiliated investments (cost $411,670,776)	$506,701,329
Affiliated investments (cost $11,129,712)	11,129,712
Foreign currency, at value (cost $462,653)	464,498
Tax reclaim receivable	1,936,131
Receivable for Series shares sold	1,236,233
Dividends receivable	460,539
Receivable for investments sold	10,637
Prepaid expenses	1,218

Total Assets	521,940,297

Liabilities
Payable for investments purchased	4,495,691
Payable for Series shares reacquired	615,027
Management fee payable	291,031
Distribution fee payable	128,453
Affiliated transfer agent fee payable	65,791
Accrued expenses and other liabilities	65,576

Total Liabilities	5,661,569

Net Assets	$516,278,728

Net assets were comprised of:
Common stock, at par	$273,992
Paid-in capital in excess of par	456,175,245
Total distributable earnings (loss)	59,829,491

Net assets, April 30, 2019	$516,278,728

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	15

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Class A
Net asset value and redemption price per share, ($23,269,127 ÷ 1,240,085 shares of common stock issued and outstanding)	$18.76
Maximum sales charge (5.50% of offering price)	1.09

Maximum offering price to public	$19.85

Class C
Net asset value, offering price and redemption price per share, ($5,058,415 ÷ 284,070 shares of common stock issued and outstanding)	$17.81

Class R
Net asset value, offering price and redemption price per share, ($294,085,848 ÷ 15,668,530 shares of common stock issued and outstanding)	$18.77

Class Z
Net asset value, offering price and redemption price per share, ($138,331,323 ÷ 7,283,103 shares of common stock issued and outstanding)	$18.99

Class R2
Net asset value, offering price and redemption price per share, ($12,557 ÷ 662 shares of common stock issued and outstanding)	$18.96

Class R4
Net asset value, offering price and redemption price per share, ($208,492 ÷ 10,987 shares of common stock issued and outstanding)	$18.98

Class R6
Net asset value, offering price and redemption price per share, ($55,312,966 ÷ 2,911,722 shares of common stock issued and outstanding)	$19.00

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $414,843 foreign withholding tax)	$3,052,845
Affiliated dividend income	88,292
Income from securities lending, net (including affiliated income of $10,926)	15,642

Total income	3,156,779

Expenses
Management fee	1,860,790
Distribution fee(a)	1,081,013
Shareholder servicing fees(a)	23
Transfer agent’s fees and expenses (including affiliated expense of $187,641)(a)	256,434
Custodian and accounting fees	91,961
Registration fees(a)	59,800
Shareholders’ reports	27,752
SEC registration fees	17,445
Audit fee	13,823
Directors’ fees	10,385
Legal fees and expenses	9,129
Miscellaneous	22,754

Total expenses	3,451,309
Less: Fee waiver and/or expense reimbursement(a)	(254,620)
Distribution fee waiver(a)	(348,894)

Net expenses	2,847,795

Net investment income (loss)	308,984

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,147)	(18,896,835)
Foreign currency transactions	(60,145)

(18,956,980)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,422)	99,612,895
Foreign currencies	10,420

99,623,315

Net gain (loss) on investment and foreign currency transactions	80,666,335

Net Increase (Decrease) In Net Assets Resulting From Operations	$80,975,319

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	25,494	21,574	1,033,935	—	10	—	—
Shareholder servicing fees	—	—	—	—	4	19	—
Transfer agent’s fees and expenses	11,444	2,760	186,083	54,865	552	551	179
Registration fees	7,973	7,903	8,987	11,791	7,216	7,216	8,714
Fee waiver and/or expense reimbursement	(25,624)	(10,746)	(105,628)	(73,012)	(7,764)	(7,753)	(24,093)
Distribution fee waiver	(4,249)	—	(344,645)	—	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$308,984	$(1,656,517)
Net realized gain (loss) on investment and foreign currency transactions	(18,956,980)	(6,397,062)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	99,623,315	(30,907,640)

Net increase (decrease) in net assets resulting from operations	80,975,319	(38,961,219)

Dividends and Distributions
Distributions from distributable earnings
Class Z	(60,708)	(54,385)
Class R6	(50,751)	(54,898)

	(111,459)	(109,283)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	103,059,253	140,754,250
Net asset value of shares issued in reinvestment of dividends and distributions	111,341	109,173
Net asset value of shares issued in merger	—	372,771,258
Cost of shares reacquired	(91,598,792)	(112,646,693)

Net increase (decrease) in net assets from Series share transactions	11,571,802	400,987,988

Total increase (decrease)	92,435,662	361,917,486

Net Assets:
Beginning of period	423,843,066	61,925,580

End of period	$516,278,728	$423,843,066

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	19

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Jennison Global Infrastructure Fund, PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Jennison International Opportunities Fund (the “Series”).

The investment objective of the Series is to seek long-term growth of capital.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

20

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

PGIM Jennison International Opportunities Fund	21

Notes to Financial Statements (unaudited) (continued)

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of

22

the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

PGIM Jennison International Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

24

statements. Actual results could differ from those estimates.

2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.825% of the Series’average daily net assets up to and including $1 billion and 0.800% of such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.825% for the period ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to reimburse and/or waive fees so that the Series’ net annual operating expenses of each share class does not exceed 0.84% of the Series’ average daily net assets (exclusive of distribution and service (12b-1) fees, and transfer agency expenses (including sub-transfer agency and networking fees)) and to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the net annual operating expenses to exceed 1.34% of average daily net assets for Class R2 shares or 1.09% of average daily net assets for Class R4 shares. Additionally, the Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.09% of average daily net assets for Class A shares. Separately, the Manager has contractually agreed to waive and/or reimburse up to 0.06% of certain other expenses on an annualized basis, through February 29, 2020, to the extent that the total net annual operating expenses exceed 1.90% of average daily net assets for Class C

PGIM Jennison International Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

shares, 1.48% of average daily net assets for Class R shares, 0.90% of average daily net assets for Class Z shares, and 0.84% of average daily net assets for Class R6 shares. The contractual waivers and expense limitation above exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through February 29, 2020 to limit such expenses to 0.25% and

0.50% of the average daily net assets of the Class A and Class R shares, respectively.

The Series has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended April 30, 2019, PIMS received $44,236 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended

26

April 30, 2019, PIMS received $909 and $936 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Series’ Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $132,243,832 and $122,377,038, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

PGIM Jennison International Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$16,359,986	$133,858,714	$139,099,771	$—	$—	$11,118,929	11,118,929	$88,292

PGIM Institutional Money Market Fund*
25,773,727	118,163,487	143,931,000	2,422	2,147	10,783	10,780	10,926	**

$42,133,713	$252,022,201	$283,030,771	$2,422	$2,147	$11,129,712		$99,218

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Series.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$429,968,911

Gross Unrealized Appreciation	97,851,090
Gross Unrealized Depreciation	(9,988,960)

Net Unrealized Appreciation	$87,862,130

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2018 of approximately $9,676,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

28

6. Capital and Ownership

The Series offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 5.075 billion shares of common stock, with a par value of $0.01 per share, which is divided into seven series. There are 900 million shares authorized for the Series, divided into eight classes, designated Class A, Class C, Class R, Class Z, Class R2, Class R4, and Class R6 and Class T common stock, each of which consists of 50 million, 50 million, 150 million, 175 million, 75 million, 75 million, 200 million and 125 million authorized shares, respectively. The Series currently does not have any Class T shares outstanding.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 568 Class R shares, 662 Class R2 shares, 662 Class R4 shares and 1,242,463 Class R6 shares of the Series. At reporting period end, six shareholders of record, each holding greater than 5% of the Series, held 83% of the Series’ outstanding shares, of which 56% were held by an affiliate of Prudential.

PGIM Jennison International Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	574,744	$9,780,089
Shares reacquired	(269,018)	(4,371,282)

Net increase (decrease) in shares outstanding before conversion	305,726	5,408,807
Shares issued upon conversion from other share class(es)	51,116	858,145
Shares reacquired upon conversion into other share class(es)	(32,770)	(592,750)

Net increase (decrease) in shares outstanding	324,072	$5,674,202

Year ended October 31, 2018:
Shares sold	660,533	$11,796,123
Shares reacquired	(104,212)	(1,857,275)

Net increase (decrease) in shares outstanding before conversion	556,321	9,938,848
Shares issued upon conversion from other share class(es)	55,205	1,034,432
Shares reacquired upon conversion into other share class(es)	(5,627)	(102,838)

Net increase (decrease) in shares outstanding	605,899	$10,870,442

Class C
Six months ended April 30, 2019:
Shares sold	99,470	$1,525,978
Shares reacquired	(53,850)	(820,776)

Net increase (decrease) in shares outstanding before conversion	45,620	705,202
Shares reacquired upon conversion into other share class(es)	(13,534)	(237,744)

Net increase (decrease) in shares outstanding	32,086	$467,458

Year ended October 31, 2018:
Shares sold	205,864	$3,575,262
Shares reacquired	(56,955)	(961,489)

Net increase (decrease) in shares outstanding before conversion	148,909	2,613,773
Shares reacquired upon conversion into other share class(es)	(4,015)	(65,643)

Net increase (decrease) in shares outstanding	144,894	$2,548,130

Class R
Six months ended April 30, 2019:
Shares sold	1,133,086	$17,153,710
Shares reacquired	(2,255,809)	(38,492,412)

Net increase (decrease) in shares outstanding	(1,122,723)	$(21,338,702)

Year ended October 31, 2018:
Shares sold	824,982	$14,999,820
Shares reacquired	(3,064,934)	(55,429,940)
Shares issued in merger	19,031,205	329,810,775

Net increase (decrease) in shares outstanding	16,791,253	$289,380,655

30

Class Z	Shares	Amount
Six months ended April 30, 2019:
Shares sold	3,246,911	$55,445,854
Shares issued in reinvestment of dividends and distributions	3,965	60,590
Shares reacquired	(2,463,836)	(41,332,102)

Net increase (decrease) in shares outstanding before conversion	787,040	14,174,342
Shares issued upon conversion from other share class(es)	34,243	627,275
Shares reacquired upon conversion into other share class(es)	(40,135)	(661,788)

Net increase (decrease) in shares outstanding	781,148	$14,139,829

Year ended October 31, 2018:
Shares sold	5,157,111	$93,161,083
Shares issued in reinvestment of dividends and distributions	3,125	54,275
Shares reacquired	(2,729,560)	(48,279,119)
Shares issued in merger	2,461,464	42,854,094

Net increase (decrease) in shares outstanding before conversion	4,892,140	87,790,333
Shares issued upon conversion from other share class(es)	6,420	118,183
Shares reacquired upon conversion into other share class(es)	(51,659)	(984,134)

Net increase (decrease) in shares outstanding	4,846,901	$86,924,382

Class R2
Period ended April 30, 2019*:
Shares sold	662	$10,000

Net increase (decrease) in shares outstanding	662	$10,000

Class R4
Period ended April 30, 2019*:
Shares sold	10,987	$199,783

Net increase (decrease) in shares outstanding	10,987	$199,783

Class R6
Six months ended April 30, 2019:
Shares sold	1,102,667	$18,943,839
Shares issued in reinvestment of dividends and distributions	3,321	50,751
Shares reacquired	(387,930)	(6,582,220)

Net increase (decrease) in shares outstanding before conversion	718,058	12,412,370
Shares issued upon conversion from other share class(es)	418	6,862

Net increase (decrease) in shares outstanding	718,476	$12,419,232

Year ended October 31, 2018:
Shares sold	994,673	$17,221,962
Shares issued in reinvestment of dividends and distributions	3,160	54,898
Shares reacquired	(329,043)	(6,118,870)
Shares issued in merger	6,114	106,389

Net increase (decrease) in shares outstanding	674,904	$11,264,379

*	Commencement of offering was December 27, 2018.

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the

PGIM Jennison International Opportunities Fund	31

Notes to Financial Statements (unaudited) (continued)

period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended April 30, 2019.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of

32

factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

9. Reorganization

On June 7, 2017, the Board approved an Agreement and Plan of Reorganization (the “Plans”) which provided for the transfer of all the assets of Target International Equity Portfolio (the “Merged Portfolio”) for shares of Jennison International Opportunities Fund (the “Acquiring Fund”) and the assumption of the liabilities of the Merged Portfolio respectively. Shareholders approved the Plan at a meeting on November 28, 2017 and the reorganization took place on December 15, 2017.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Fund:

Merged Portfolio	Total Investment Value	Total Investment Cost
Target International Equity Portfolio	$325,193,997	$319,368,212

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 15, 2017:

Merged Portfolio		Acquiring Fund
Target International Equity Portfolio		Jennison International Opportunities Fund
Class	Shares	Class	Shares	Value
R	28,199,749	R	19,031,205	$329,810,775
Z	3,655,174	Z	2,461,464	42,854,094
R6	9,077	R6	6,114	106,389

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio were carried forward to reflect the tax-free status of the acquisition.

PGIM Jennison International Opportunities Fund	33

Notes to Financial Statements (unaudited) (continued)

The net assets and net unrealized appreciation on investments immediately before the acquisition were as follows:

Merged Portfolio			Acquiring Fund
Target International Equity Portfolio		Unrealized Appreciation on Investments	Jennison International Opportunities Fund
Class	Net assets		Class	Net assets
R	$329,810,775	$5,154,385	R	$9,834
Z	42,854,094	669,737	Z	31,606,586
R6	106,389	1,663	R6	26,367,768

Assuming the acquisition had been completed on August 1, 2017, the Acquiring Fund’s unaudited pro forma results of operations for the year ended October 31, 2018 would have been as follows:

Acquiring Fund	Net Investment loss (a)	Net realized and unrealized loss on investments (b)	Net decrease in net assets resulting from operations
Jennison International Opportunities Fund	(375,158)	(23,698,604)	(24,073,762)

(a)

Net investment income (loss) as reported in the Statement of Operations (Year ended October 31, 2018) of the Acquiring Fund, plus net investment income from the Merged Portfolio pre-merger as follows: Target International Equity Portfolio $1,281,359.

(b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Year ended October 31, 2018) of the Acquiring Fund, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: Target International Equity Portfolio $13,606,098.

Since both the Merged Portfolio and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

10. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain

34

other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Jennison International Opportunities Fund	35

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.82		$17.10	$12.36	$13.09	$13.06	$13.51
Income (loss) from investment operations:
Net investment income (loss)	0.04		(0.06)	(0.01)	0.02	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.90		(1.22)	4.75	(0.75)	0.08	0.09
Total from investment operations	2.94		(1.28)	4.74	(0.73)	0.03	0.03
Less Dividends and Distributions:
Distributions from net realized gains	-		-	-	-	-	(0.48)
Net asset value, end of period	$18.76		$15.82	$17.10	$12.36	$13.09	$13.06
Total Return(b):	18.58%		(7.49)%	38.35%	(5.58)%	0.23%	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,269		$14,496	$ 5,303	$2,918	$4,167	$1,833
Average net assets (000)	$17,136		$10,393	$ 3,121	$3,575	$3,179	$1,467
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.09%	(e)	1.13%	1.15%	1.15%	1.55%	1.60%
Expenses before waivers and/or expense reimbursement	1.44%	(e)	1.55%	1.63%	1.74%	1.67%	1.90%
Net investment income (loss)	0.48%	(e)	(0.32)%	(0.07)%	0.15%	(0.39)%	(0.48)%
Portfolio turnover rate(f)	27%		59%	69%	65%	75%	61%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.08		$16.43	$11.96	$12.77	$12.82	$13.37
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.18)	(0.11)	(0.08)	(0.15)	(0.16)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.77		(1.17)	4.58	(0.73)	0.10	0.09
Total from investment operations	2.73		(1.35)	4.47	(0.81)	(0.05)	(0.07)
Less Dividends and Distributions:
Distributions from net realized gains	-		-	-	-	-	(0.48)
Net asset value, end of period	$17.81		$15.08	$16.43	$11.96	$12.77	$12.82
Total Return(b):	18.10%		(8.22)%	37.37%	(6.34)%	(0.39)%	(0.57)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,058		$3,800	$1,759	$779	$1,215	$465
Average net assets (000)	$4,350		$3,449	$1,080	$895	$903	$362
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.91%	(e)	1.92%	1.89%	1.90%	2.30%	2.35%
Expenses before waivers and/or expense reimbursement	2.41%	(e)	2.54%	2.32%	2.44%	2.37%	2.60%
Net investment income (loss)	(0.46)%	(e)	(1.05)%	(0.80)%	(0.67)%	(1.15)%	(1.21)%
Portfolio turnover rate(f)	27%		59%	69%	65%	75%	61%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	37

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30, 2019		November 20, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.86		$17.62
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.92		(1.67)
Total from investment operations	2.91		(1.76)
Net asset value, end of period	$18.77		$15.86
Total Return(c):	18.35%		(9.99)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$294,086		$266,294
Average net assets (000)	$277,987		$299,955
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.48%	(f)	1.46%	(f)
Expenses before waivers and/or expense reimbursement	1.81%	(f)	1.80%	(f)
Net investment income (loss)	(0.11)%	(f)	(0.53)%	(f)
Portfolio turnover rate(g)	27%		59%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.01		$17.29	$12.50	$13.20	$13.13	$13.55
Income (loss) from investment operations:
Net investment income (loss)	0.04		(0.01)	0.03	0.03	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.95		(1.24)	4.79	(0.73)	0.10	0.08
Total from investment operations	2.99		(1.25)	4.82	(0.70)	0.07	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.03)	(0.03)	-	-	-
Distributions from net realized gains	-		-	-	-	-	(0.48)
Total dividends and distributions	(0.01)		(0.03)	(0.03)	-	-	(0.48)
Net asset value, end of period	$18.99		$16.01	$17.29	$12.50	$13.20	$13.13
Total Return(b):	18.68%		(7.24)%	38.65%	(5.30)%	0.53%	0.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$138,331		$104,113	$28,612	$18,667	$46,105	$46,996
Average net assets (000)	$112,764		$75,711	$21,756	$23,274	$47,187	$38,835
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.90%	(e)	0.89%	0.89%	0.90%	1.31%	1.35%
Expenses before waivers and/or expense reimbursement	1.03%	(e)	1.04%	1.34%	1.41%	1.40%	1.54%
Net investment income (loss)	0.52%	(e)	(0.08)%	0.23%	0.25%	(0.19)%	(0.13)%
Portfolio turnover rate(f)	27%		59%	69%	65%	75%	61%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	39

Financial Highlights (unaudited) (continued)

Class R2 Shares
	December 27, 2018(a) through April 30, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.10
Income (loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.83
Total from investment operations	3.86
Net asset value, end of period	$18.96
Total Return(c):	25.56%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13
Average net assets (000)	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.34%	(e)
Expenses before waivers and/or expense reimbursement	200.99%	(e)
Net investment income (loss)	0.49%	(e)
Portfolio turnover rate(f)	27%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class R4 Shares
	December 27, 2018(a) through April 30, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.10
Income (loss) from investment operations:
Net investment income (loss)	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.75
Total from investment operations	3.88
Net asset value, end of period	$18.98
Total Return(c):	25.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$208
Average net assets (000)	$56
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.09%	(e)
Expenses before waivers and/or expense reimbursement	41.52%	(e)
Net investment income (loss)	1.97%	(e)
Portfolio turnover rate(f)	27%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	41

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,		December 23, 2015(a) through October 31,
	2019		2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.02		$17.29	$12.50	$13.25
Income (loss) from investment operations:
Net investment income (loss)	0.05		(0.01)	0.04	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.95		(1.22)	4.79	(0.81)
Total from investment operations	3.00		(1.23)	4.83	(0.75)
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.04)	(0.04)	-
Net asset value, end of period	$19.00		$16.02	$17.29	$12.50
Total Return(c):	18.84%		(7.15)%	38.75%	(5.66)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$55,313		$35,141	$26,252	$23,073
Average net assets (000)	$42,531		$26,736	$24,927	$23,677
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.84%	(f)	0.84%	0.84%	0.84%	(f)
Expenses before waivers and/or expense reimbursement	0.95%	(f)	1.00%	1.30%	1.43%	(f)
Net investment income (loss)	0.64%	(f)	(0.05)%	0.28%	0.60%	(f)
Portfolio turnover rate(g)	27%		59%	69%	65%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison International Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	PWJAX	PWJCX	PWJRX	PWJZX	PWJBX	PWJDX	PWJQX
CUSIP	743969677	743969669	743969487	743969651	743969412	743969396	743969586

MF215E2

PGIM JENNISON GLOBAL INFRASTRUCTURE FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Global Infrastructure Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Global Infrastructure Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Infrastructure Fund

June 14, 2019

PGIM Jennison Global Infrastructure Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	14.91	1.60	3.63	6.37 (9/25/13)
Class C	14.44	5.78	4.04	6.64 (9/25/13)
Class Z	14.99	7.82	5.08	7.71 (9/25/13)
Class R6	15.08	7.82	N/A	10.73 (12/28/16)
S&P Global Infrastructure Index
	13.52	6.86	4.40	—
S&P 500 Index
	9.75	13.48	11.62	—
Lipper Global Infrastructure Funds Average
	12.60	8.75	4.95	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

S&P Global Infrastructure Index—The S&P Global Infrastructure Index is an unmanaged index that consists of 75 companies from around the world that represent the listed infrastructure universe. To create diversified exposure across the global listed infrastructure market, the Index has balanced weights across three distinct infrastructure clusters: Utilities, Transportation, and Energy. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares are 6.30% and 9.24% for Class R6 shares.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares are 12.84% and 14.70% for Class R6 shares.

Lipper Global Infrastructure Funds Average—The Lipper Global Infrastructure Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Infrastructure Funds universe for the periods noted. Funds in the Lipper Average invest primarily in equity securities of domestic and foreign companies engaged in an infrastructure industry, including but not limited to transportation, communication, and waste management. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares are 6.83% and 9.63% for Class R6 shares.

PGIM Jennison Global Infrastructure Fund	7

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/19 (%)
NextEra Energy, Inc., Electric Utilities	5.1
Union Pacific Corp., Road & Rail	3.8
ONEOK, Inc., Oil, Gas & Consumable Fuels	3.6
FirstEnergy Corp., Electric Utilities	3.6
Williams Cos., Inc. (The), Oil, Gas & Consumable Fuels	3.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/19 (%)
Electric Utilities	21.5
Oil, Gas & Consumable Fuels	16.6
Transportation Infrastructure	13.9
Multi-Utilities	10.2
Construction & Engineering	8.2

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Global Infrastructure Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Infrastructure Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,149.10	1.50%	$7.99
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50
Class C	Actual	$1,000.00	$1,144.40	2.25%	$11.96
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23
Class Z	Actual	$1,000.00	$1,149.90	1.17%	$6.24
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86
Class R6	Actual	$1,000.00	$1,150.80	1.17%	$6.24
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 98.8%

COMMON STOCKS

Australia 4.9%
Atlas Arteria Ltd.	164,367	$811,680
Cleanaway Waste Management Ltd.	338,869	539,563
Transurban Group	101,111	958,900

		2,310,143

Brazil 0.8%
Rumo SA*	83,548	385,662

Canada 4.3%
Enbridge, Inc.	32,518	1,201,251
Pembina Pipeline Corp.	23,546	842,005

		2,043,256

China 1.5%
China Tower Corp. Ltd. (Class H Stock), 144A	1,202,457	325,896
Guangdong Investment Ltd.	214,479	402,108

		728,004

Denmark 0.5%
Orsted A/S, 144A	3,063	235,223

France 8.4%
Aeroports de Paris	2,386	487,705
Eiffage SA	10,021	1,048,342
Getlink SE	71,671	1,154,747
Vinci SA	12,782	1,294,357

		3,985,151

Germany 4.3%
E.ON SE	46,308	497,667
RWE AG*	60,867	1,559,444

		2,057,111

Italy 9.5%
Atlantia SpA	56,765	1,554,812
Enav SpA, 144A	157,755	863,724

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Italy (cont’d.)
Enel SpA	160,264	$1,017,120
Italgas SpA	171,683	1,073,110

		4,508,766

Mexico 1.1%
CFE Capital S de RL de CV, REIT	503,198	502,727

New Zealand 1.6%
Auckland International Airport Ltd.	137,702	731,965

Spain 7.8%
Cellnex Telecom SA, 144A*(a)	33,081	1,020,314
Ferrovial SA	62,797	1,549,777
Iberdrola SA	122,078	1,111,051

		3,681,142

United Kingdom 2.3%
National Grid PLC	100,075	1,092,835

United States 51.8%
American Electric Power Co., Inc.	11,283	965,261
American Tower Corp., REIT	4,276	835,103
Aqua America, Inc.	31,492	1,230,077
Cheniere Energy, Inc.*	20,910	1,345,558
Dominion Energy, Inc.	6,237	485,675
Edison International	11,802	752,614
Equinix, Inc.	1,785	811,639
Exelon Corp.	27,108	1,381,153
FirstEnergy Corp.	40,026	1,682,293
Kinder Morgan, Inc.	38,145	757,941
NextEra Energy, Inc.	12,422	2,415,334
Norfolk Southern Corp.	6,965	1,420,999
NRG Energy, Inc.	10,622	437,308
ONEOK, Inc.	25,403	1,725,626
PG&E Corp.*	29,848	672,177
Sempra Energy	9,469	1,211,559
Targa Resources Corp.	9,216	370,022
Union Pacific Corp.	10,062	1,781,376
Vistra Energy Corp.	46,225	1,259,631
Waste Connections, Inc.	9,161	849,866

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

United States (cont’d.)
Waste Management, Inc.	4,490	$481,957
Williams Cos., Inc. (The)	57,462	1,627,898

		24,501,067

TOTAL LONG-TERM INVESTMENTS (cost $37,309,771)		46,763,052

SHORT-TERM INVESTMENTS 1.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	505,740	505,740
PGIM Institutional Money Market Fund (cost $247,842; includes $247,366 of cash collateral for securities on loan)(b)(w)	247,788	247,862

TOTAL SHORT-TERM INVESTMENTS (cost $753,582)		753,602

TOTAL INVESTMENTS 100.4% (cost $38,063,353)		47,516,654
Liabilities in excess of other assets (0.4)%		(188,578)

NET ASSETS 100.0%		$47,328,076

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $242,705; cash collateral of $247,366 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$2,310,143	$—
Brazil	385,662	—	—
Canada	2,043,256	—	—
China	—	728,004	—
Denmark	—	235,223	—
France	—	3,985,151	—
Germany	—	2,057,111	—
Italy	—	4,508,766	—
Mexico	502,727	—	—
New Zealand	—	731,965	—
Spain	—	3,681,142	—
United Kingdom	—	1,092,835	—
United States	24,501,067	—	—
Affiliated Mutual Funds	753,602	—	—

Total	$28,186,314	$19,330,340	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

Electric Utilities	21.5%
Oil, Gas & Consumable Fuels	16.6
Transportation Infrastructure	13.9
Multi-Utilities	10.2
Construction & Engineering	8.2
Road & Rail	7.6
Commercial Services & Supplies	4.0
Independent Power & Renewable Electricity Producers	3.6
Equity Real Estate Investment Trusts (REITs)	3.5
Water Utilities	3.4
Diversified Telecommunication Services	2.9%
Gas Utilities	2.3
Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	1.6
Banks	1.1

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

14

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$242,705	$(242,705)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	15

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $242,705:
Unaffiliated investments (cost $37,309,771)	$46,763,052
Affiliated investments (cost $753,582)	753,602
Receivable for investments sold	334,730
Tax reclaim receivable	44,950
Dividends receivable	43,856
Receivable for Series shares sold	38,824
Prepaid expenses	304

Total Assets	47,979,318

Liabilities
Payable to broker for collateral for securities on loan	247,366
Payable for investments purchased	179,528
Payable for Series shares reacquired	115,554
Accrued expenses and other liabilities	80,224
Management fee payable	21,249
Distribution fee payable	5,059
Affiliated transfer agent fee payable	2,262

Total Liabilities	651,242

Net Assets	$47,328,076

Net assets were comprised of:
Common stock, at par	$34,019
Paid-in capital in excess of par	40,899,018
Total distributable earnings (loss)	6,395,039

Net assets, April 30, 2019	$47,328,076

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share, ($7,766,708 ÷ 557,965 shares of common stock issued and outstanding)	$13.92
Maximum sales charge (5.50% of offering price)	0.81

Maximum offering price to public	$14.73

Class C
Net asset value, offering price and redemption price per share,
($4,231,316 ÷ 306,442 shares of common stock issued and outstanding)	$13.81

Class Z
Net asset value, offering price and redemption price per share,
($21,610,438 ÷ 1,552,029 shares of common stock issued and outstanding)	$13.92

Class R6
Net asset value, offering price and redemption price per share,
($13,719,614 ÷ 985,476 shares of common stock issued and outstanding)	$13.92

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $29,648 foreign withholding tax)	$646,647
Affiliated dividend income	12,008
Income from securities lending, net (including affiliated income of $82)	855

Total income	659,510

Expenses
Management fee	234,638
Distribution fee(a)	32,155
Custodian and accounting fees	42,949
Registration fees(a)	31,567
Transfer agent’s fees and expenses (including affiliated expense of $6,539)(a)	23,743
Shareholders’ reports	18,672
Audit fee	14,041
Legal fees and expenses	8,305
Directors’ fees	6,626
Miscellaneous	12,106

Total expenses	424,802
Less: Fee waiver and/or expense reimbursement(a)	(112,791)
Distribution fee waiver(a)	(1,937)

Net expenses	310,074

Net investment income (loss)	349,436

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(78))	1,620,324
Foreign currency transactions	2,478

1,622,802

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $20)	4,576,835
Foreign currencies	(750)

4,576,085

Net gain (loss) on investment and foreign currency transactions	6,198,887

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,548,323

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	11,620	20,535	—	—
Registration fees	7,907	7,903	8,321	7,436
Transfer agent’s fees and expenses	8,560	3,691	11,469	23
Fee waiver and/or expense reimbursement	(23,630)	(15,391)	(47,829)	(25,941)
Distribution fee waiver	(1,937)	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$349,436	$795,099
Net realized gain (loss) on investment and foreign currency transactions	1,622,802	2,501,155
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,576,085	(5,963,009)

Net increase (decrease) in net assets resulting from operations	6,548,323	(2,666,755)

Dividends and Distributions
Distributions from distributable earnings
Class A	(60,228)	(141,368)
Class C	(17,308)	(41,199)
Class Z	(193,820)	(447,302)
Class R6	(135,258)	(232,070)

	(406,614)	(861,939)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	5,041,126	15,455,026
Net asset value of shares issued in reinvestment of dividends and distributions	404,605	839,400
Cost of shares reacquired	(13,480,162)	(32,145,267)

Net increase (decrease) in net assets from Series share transactions	(8,034,431)	(15,850,841)

Total increase (decrease)	(1,892,722)	(19,379,535)

Net Assets:
Beginning of period	49,220,798	68,600,333

End of period	$47,328,076	$49,220,798

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	19

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Jennison Global Infrastructure Fund, PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison Global Infrastructure Fund (the “Series”).

The investment objective of the Series is to achieve total return.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

20

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s

PGIM Jennison Global Infrastructure Fund	21

Notes to Financial Statements (unaudited) (continued)

most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term

22

portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned

PGIM Jennison Global Infrastructure Fund	23

Notes to Financial Statements (unaudited) (continued)

and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Series invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

24

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 1.00% of the Series’ average daily net assets up to $1 billion, 0.98% of the next $2 billion, 0.96% of the next $2 billion, 0.95% of the next $5 billion and 0.94% of the Series’ average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 1.00% for the six months ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.50% of average daily net assets for Class A shares, 2.25% of average daily net assets for Class C shares, 1.17% of average daily net assets for Class Z shares, and 1.17% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM Jennison Global Infrastructure Fund	25

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed to limit such fees to 0.25% of the average daily net assets of the Class A shares through February 29, 2020.

For the reporting period ended April 30, 2019, PIMS received $6,721 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $570 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that

26

subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Series’ Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $16,364,152 and $22,882,199, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,729,474	$16,454,006	$17,677,740	$—	$—	$505,740	505,740	$12,008

PGIM Institutional Money Market Fund*
—	1,077,458	829,538	20	(78)	247,862	247,788	82	**

$1,729,474	$17,531,464	$18,507,278	$20	$(78)	$753,602		$12,090

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Series.

PGIM Jennison Global Infrastructure Fund	27

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$38,261,532

Gross Unrealized Appreciation	9,542,384
Gross Unrealized Depreciation	(287,262)

Net Unrealized Appreciation	$9,255,122

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2018 of approximately $4,534,000 which can be carried forward for an unlimited period. The Series utilized approximately $1,795,000 of its capital loss carryforward during the fiscal year ended October 31, 2018 to offset capital gains. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

28

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 5.075 billion shares of common stock, with a par value of $0.01 per share, which is divided into seven series. There are 510 million shares authorized for the Series, divided into five classes, designated Class A, Class C, Class Z, Class R6 and Class T common stock, each of which consists of 20 million, 100 million, 150 million, 125 million and 115 million authorized shares, respectively. The Series currently does not have any Class T shares outstanding.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 544,171 Class Z shares and 985,476 Class R6 shares of the Series. At reporting period end, six shareholders of record, each holding greater than 5% of the Series, held 81% of the Series’ outstanding shares, of which 45% were held by an affiliate of Prudential.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	15,315	$196,826
Shares issued in reinvestment of dividends and distributions	4,787	59,871
Shares reacquired	(106,628)	(1,368,047)

Net increase (decrease) in shares outstanding before conversion	(86,526)	(1,111,350)
Shares issued upon conversion from other share class(es)	5,359	73,994
Shares reacquired upon conversion into other share class(es)	(21,927)	(289,728)

Net increase (decrease) in shares outstanding	(103,094)	$(1,327,084)

Year ended October 31, 2018:
Shares sold	150,283	$2,002,747
Shares issued in reinvestment of dividends and distributions	10,691	139,976
Shares reacquired	(270,926)	(3,544,143)

Net increase (decrease) in shares outstanding before conversion	(109,952)	(1,401,420)
Shares issued upon conversion from other share class(es)	758	10,337
Shares reacquired upon conversion into other share class(es)	(125,190)	(1,689,355)

Net increase (decrease) in shares outstanding	(234,384)	$(3,080,438)

PGIM Jennison Global Infrastructure Fund	29

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2019:
Shares sold	12,548	$149,391
Shares issued in reinvestment of dividends and distributions	1,304	15,848
Shares reacquired	(42,169)	(530,005)

Net increase (decrease) in shares outstanding before conversion	(28,317)	(364,766)
Shares reacquired upon conversion into other share class(es)	(8,765)	(119,139)

Net increase (decrease) in shares outstanding	(37,082)	$(483,905)

Year ended October 31, 2018:
Shares sold	29,037	$377,809
Shares issued in reinvestment of dividends and distributions	2,793	36,467
Shares reacquired	(154,412)	(2,008,194)

Net increase (decrease) in shares outstanding before conversion	(122,582)	(1,593,918)
Shares reacquired upon conversion into other share class(es)	(4,383)	(57,241)

Net increase (decrease) in shares outstanding	(126,965)	$(1,651,159)

Class Z
Six months ended April 30, 2019:
Shares sold	40,950	$525,109
Shares issued in reinvestment of dividends and distributions	15,391	193,628
Shares reacquired	(418,699)	(5,319,010)

Net increase (decrease) in shares outstanding before conversion	(362,358)	(4,600,273)
Shares issued upon conversion from other share class(es)	25,262	334,992
Shares reacquired upon conversion into other share class(es)	(10)	(119)

Net increase (decrease) in shares outstanding	(337,106)	$(4,265,400)

Year ended October 31, 2018:
Shares sold	301,204	$3,928,359
Shares issued in reinvestment of dividends and distributions	32,956	430,887
Shares reacquired	(782,129)	(10,173,430)

Net increase (decrease) in shares outstanding before conversion	(447,969)	(5,814,184)
Shares issued upon conversion from other share class(es)	129,445	1,746,596
Shares reacquired upon conversion into other share class(es)	(758)	(10,337)

Net increase (decrease) in shares outstanding	(319,282)	$(4,077,925)

Class R6
Six months ended April 30, 2019:
Shares sold	323,478	$4,169,800
Shares issued in reinvestment of dividends and distributions	10,797	135,258
Shares reacquired	(487,963)	(6,263,100)

Net increase (decrease) in shares outstanding	(153,688)	$(1,958,042)

Year ended October 31, 2018:
Shares sold	693,401	$9,146,111
Shares issued in reinvestment of dividends and distributions	17,751	232,070
Shares reacquired	(1,255,493)	(16,419,500)

Net increase (decrease) in shares outstanding	(544,341)	$(7,041,319)

30

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended April 30, 2019. The average daily balance for the 11 days that the Series had loans outstanding during the period was approximately $518,182, borrowed at a weighted average interest rate of 3.70%. The maximum loan outstanding amount during the period was $1,810,000. At April 30, 2019, the Series did not have an outstanding loan amount.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

PGIM Jennison Global Infrastructure Fund	31

Notes to Financial Statements (unaudited) (continued)

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Series may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in Infrastructure Companies: Securities of infrastructure companies are more susceptible to adverse economic, social, political and regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, insufficient supply of necessary resources, increased competition from other providers of similar services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Certain infrastructure companies may operate in limited areas or have few sources of revenue.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.21		$13.05	$11.61	$11.48	$12.62	$10.42
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.16	0.14	0.09	0.06	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.73		(0.81)	1.49	0.21	(1.12)	2.26
Total from investment operations	1.81		(0.65)	1.63	0.30	(1.06)	2.35
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.19)	(0.13)	(0.08)	(0.05)	(0.14)
Tax return of capital distributions	-		-	(0.06)	(0.09)	(0.03)	-
Distributions from net realized gains	-		-	-	-	-	(0.01)
Total dividends and distributions	(0.10)		(0.19)	(0.19)	(0.17)	(0.08)	(0.15)
Net asset value, end of period	$13.92		$12.21	$13.05	$11.61	$11.48	$12.62
Total Return(b):	14.91%		(5.10)%	14.15%	2.62%	(8.46)%	22.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,767		$8,073	$11,689	$12,277	$22,353	$15,521
Average net assets (000)	$7,811		$10,218	$11,433	$16,694	$22,695	$4,906
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.50%	(e)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses before waivers and/or expense reimbursement	2.16%	(e)	2.00%	1.81%	1.79%	1.78%	1.95%
Net investment income (loss)	1.31%	(e)	1.21%	1.10%	0.76%	0.52%	0.73%
Portfolio turnover rate(f)	35%		75%	80%	82%	94%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.12		$12.97	$11.55	$11.42	$12.58	$10.41
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.06	0.04	- (b)	(0.03)	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.70		(0.81)	1.50	0.21	(1.13)	2.25
Total from investment operations	1.74		(0.75)	1.54	0.21	(1.16)	2.26
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.10)	(0.08)	(0.04)	- (b)	(0.08)
Tax return of capital distributions	-		-	(0.04)	(0.04)	- (b)	-
Distributions from net realized gains	-		-	-	-	-	(0.01)
Total dividends and distributions	(0.05)		(0.10)	(0.12)	(0.08)	-	(0.09)
Net asset value, end of period	$13.81		$12.12	$12.97	$11.55	$11.42	$12.58
Total Return(c):	14.44%		(5.82)%	13.39%	1.88%	(9.21)%	21.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,231		$4,162	$6,101	$5,738	$6,775	$3,835
Average net assets (000)	$4,141		$5,464	$6,111	$5,783	$6,353	$1,104
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.25%	(f)	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses before waivers and/or expense reimbursement	3.00%	(f)	2.81%	2.51%	2.49%	2.48%	2.70%
Net investment income (loss)	0.56%	(f)	0.48%	0.34%	(0.02)%	(0.22)%	0.12%
Portfolio turnover rate(g)	35%		75%	80%	82%	94%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.21		$13.06	$11.61	$11.47	$12.62	$10.42
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.19	0.18	0.11	0.09	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.73		(0.82)	1.49	0.23	(1.13)	2.15
Total from investment operations	1.83		(0.63)	1.67	0.34	(1.04)	2.37
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.22)	(0.14)	(0.09)	(0.08)	(0.16)
Tax return of capital distributions	-		-	(0.08)	(0.11)	(0.03)	-
Distributions from net realized gains	-		-	-	-	-	(0.01)
Total dividends and distributions	(0.12)		(0.22)	(0.22)	(0.20)	(0.11)	(0.17)
Net asset value, end of period	$13.92		$12.21	$13.06	$11.61	$11.47	$12.62
Total Return(b):	14.99%		(4.94)%	14.51%	2.96%	(8.28)%	22.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,610		$23,074	$28,831	$40,811	$47,305	$31,788
Average net assets (000)	$21,419		$27,549	$29,597	$40,236	$42,210	$20,117
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.17%	(e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses before waivers and/or expense reimbursement	1.62%	(e)	1.52%	1.51%	1.49%	1.48%	2.08%
Net investment income (loss)	1.64%	(e)	1.45%	1.49%	0.94%	0.75%	1.79%
Portfolio turnover rate(f)	35%		75%	80%	82%	94%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	35

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	December 28, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.21		$13.06	$11.39
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.18	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.73		(0.81)	1.71
Total from investment operations	1.83		(0.63)	1.82
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.22)	(0.10)
Tax return of capital distributions	-		-	(0.05)
Total dividends and distributions	(0.12)		(0.22)	(0.15)
Net asset value, end of period	$13.92		$12.21	$13.06
Total Return(c):	15.08%		(4.94)%	16.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,720		$13,912	$21,979
Average net assets (000)	$13,946		$17,657	$19,274
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.17%	(f)	1.25%	1.25%	(f)
Expenses before waivers and/or expense reimbursement	1.55%	(f)	1.44%	1.40%	(f)
Net investment income (loss)	1.64%	(f)	1.39%	1.00%	(f)
Portfolio turnover rate(g)	35%		75%	80%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Infrastructure Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL INFRASTRUCTURE FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PGJAX	PGJCX	PGJZX	PGJQX
CUSIP	743969792	743969784	743969776	743969560

MF217E2

PGIM EMERGING MARKETS DEBT HARD

CURRENCY FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return, through a combination of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Emerging Markets Debt Hard Currency Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Emerging Markets Debt Hard Currency Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Emerging Markets Debt Hard Currency Fund

June 14, 2019

PGIM Emerging Markets Debt Hard Currency Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	8.02	–0.97	–2.93 (12/12/17)
Class C	7.62	2.05	–0.39 (12/12/17)
Class Z	8.15	3.93	0.59 (12/12/17)
Class R6	8.18	4.02	0.66 (12/12/17)
JP Morgan Emerging Markets Bond Global Diversified Index
	8.20	6.01	2.39
Lipper Emerging Market Hard Currency Debt Funds Average
	6.76	2.08	0.61

Source: PGIM Investments LLC, Lipper Inc., and JP Morgan

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from closest month-end to the Fund’s inception date.

6	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

JP Morgan Emerging Markets Bond Global Diversified Index (EMBI)—The JP Morgan Emerging Markets Bond Global Diversified Index (EMBI) tracks total returns for USD-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

Lipper Emerging Market Hard Currency Debt Funds Average—The Lipper Emerging Market Hard Debt Currency Funds Average (Lipper Average) is based upon the return of all mutual funds in the Lipper Emerging Market Hard Debt Currency Funds universe.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM Emerging Markets Debt Hard Currency Fund	7

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/19 (%)
AA	1.6
A	7.5
BBB	26.3
BB	21.0
B	41.1
C	1.1
Cash & Equivalents	1.5
Total	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 4/30/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.26	5.17	–68.85
Class C	0.23	4.65	–87.79
Class Z	0.27	5.68	3.81
Class R6	0.28	5.74	4.96

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Emerging Markets Debt Hard Currency Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Emerging Markets Debt Hard Currency Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,080.20	1.05%	$5.42
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
Class C	Actual	$1,000.00	$1,076.20	1.80%	$9.27
	Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00
Class Z	Actual	$1,000.00	$1,081.50	0.80%	$4.13
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
Class R6	Actual	$1,000.00	$1,081.80	0.74%	$3.82
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 96.6%

CORPORATE BONDS 20.2%

Argentina 0.5%
YPF SA, Sr. Unsec’d. Notes	8.500%	07/28/25	155	$141,825

Brazil 1.4%
Petrobras Global Finance BV,
Gtd. Notes	5.299	01/27/25	125	128,375
Gtd. Notes	5.999	01/27/28	95	97,256
Gtd. Notes	6.250	03/17/24	15	16,132
Gtd. Notes	6.900	03/19/49	40	39,950
Gtd. Notes	7.375	01/17/27	18	20,084
Gtd. Notes	8.750	05/23/26	87	104,296

				406,093

Chile 0.8%
Corp Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	4.875	11/04/44	200	215,528

China 2.2%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	4.875	03/14/25	240	252,449
Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	8.000	01/27/24	200	215,857
Sinochem Overseas Capital Co. Ltd., Gtd. Notes	6.300	11/12/40	130	163,566

				631,872

India 0.7%
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27	200	194,514

Indonesia 3.2%
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes	6.530	11/15/28	200	227,112

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Indonesia (cont’d.)
Indonesia Asahan Aluminium Persero PT, (cont’d.)
Sr. Unsec’d. Notes, 144A	6.530%	11/15/28	200	$227,113
Pelabuhan Indonesia III Persero PT, Sr. Unsec’d. Notes	4.875	10/01/24	200	208,500
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24	250	246,802

				909,527

Kazakhstan 0.7%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes	5.375	04/24/30	200	212,771

Malaysia 1.1%
Petroliam Nasional Bhd, Sr. Unsec’d. Notes	7.625	10/15/26	250	317,673

Mexico 4.9%
Mexichem SAB de CV, Gtd. Notes	5.500	01/15/48	200	190,750
Nemak SAB de CV, Sr. Unsec’d. Notes	4.750	01/23/25	200	196,500
Petroleos Mexicanos,
Gtd. Notes	4.875	01/18/24	140	139,286
Gtd. Notes	6.500	03/13/27	275	278,548
Gtd. Notes	6.500	01/23/29	65	64,886
Gtd. Notes	6.500	06/02/41	410	377,819
Gtd. Notes, MTN	6.875	08/04/26	140	145,726

				1,393,515

Russia 1.4%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, MTN	8.625	04/28/34	140	184,162
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes	5.942	11/21/23	205	214,711

				398,873

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

South Africa 1.5%
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes	7.125%		02/11/25		200	$202,113
Sr. Unsec’d. Notes, MTN	8.450		08/10/28		200	216,280

						418,393

Trinidad & Tobago 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes	6.000		05/08/22		106	102,040

Tunisia 0.5%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	5.625		02/17/24	EUR	140	152,484

Venezuela 0.9%
Petroleos de Venezuela SA,
Sr. Sec’d. Notes	8.500		10/27/20		205	181,425
Sr. Unsec’d. Notes(d)	5.375		04/12/27		205	43,050
Sr. Unsec’d. Notes(d)	6.000		05/16/24		45	9,675
Sr. Unsec’d. Notes(d)	6.000		11/15/26		65	14,116

						248,266

TOTAL CORPORATE BONDS (cost $5,833,036)						5,743,374

SOVEREIGN BONDS 76.4%

Angola 1.5%
Angolan Government International Bond,
Sr. Unsec’d. Notes	9.500		11/12/25		200	224,198
Sr. Unsec’d. Notes, 144A	9.375		05/08/48		200	214,614

						438,812

Argentina 4.1%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	3.380	(cc)	12/31/38	EUR	70	40,629
Sr. Unsec’d. Notes	3.750	(cc)	12/31/38		110	57,366
Sr. Unsec’d. Notes	4.625		01/11/23		40	29,500
Sr. Unsec’d. Notes	6.875		04/22/21		150	125,851
Sr. Unsec’d. Notes	6.875		01/11/48		30	19,875
Sr. Unsec’d. Notes	7.500		04/22/26		240	180,000

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Argentina (cont’d.)
Argentine Republic Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	138	$116,337
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	179	148,097
Sr. Unsec’d. Notes	8.280	12/31/33		210	155,839
Sr. Unsec’d. Notes	8.280	12/31/33		42	30,389
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	83,008
Sr. Unsec’d. Notes, 144A	9.125	03/16/24		245	184,669

					1,171,560

Bahrain 1.5%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750	09/20/29		200	212,000
Sr. Unsec’d. Notes	7.000	01/26/26		200	215,250

					427,250

Belarus 0.7%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	6.875	02/28/23		200	209,000

Brazil 3.4%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		437	450,686
Brazilian Government International Bond,
Sr. Unsec’d. Notes	5.625	01/07/41		120	119,700
Sr. Unsec’d. Notes	7.125	01/20/37		120	140,700
Sr. Unsec’d. Notes	8.250	01/20/34		205	260,606

					971,692

Colombia 1.8%
Colombia Government International Bond,
Sr. Unsec’d. Notes	6.125	01/18/41		135	158,794
Sr. Unsec’d. Notes	7.375	09/18/37		275	358,187

					516,981

Congo (Republic) 0.2%
Congolese International Bond, Sr. Unsec’d. Notes	6.000	06/30/29		67	59,377

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Costa Rica 1.3%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.375%	04/30/25		200	$186,250
Sr. Unsec’d. Notes	7.158	03/12/45		200	194,500

					380,750

Dominican Republic 2.5%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.875	04/18/24		305	317,963
Sr. Unsec’d. Notes	7.450	04/30/44		340	384,625

					702,588

Ecuador 3.3%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	8.750	06/02/23		200	212,000
Sr. Unsec’d. Notes	8.875	10/23/27		700	712,250

					924,250

Egypt 2.8%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	200	220,844
Sr. Unsec’d. Notes, MTN	4.750	04/16/26	EUR	100	109,838
Sr. Unsec’d. Notes, MTN	7.500	01/31/27		200	206,052
Sr. Unsec’d. Notes, MTN	8.500	01/31/47		250	254,108

					790,842

El Salvador 1.4%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	6.375	01/18/27		75	73,406
Sr. Unsec’d. Notes	7.750	01/24/23		250	263,125
Sr. Unsec’d. Notes	8.250	04/10/32		45	48,600

					385,131

Gabon 0.7%
Gabon Government International Bond, Bonds	6.375	12/12/24		200	192,516

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Ghana 1.6%
Ghana Government International Bond,
Bank Gtd. Notes	10.750%		10/14/30		200	$246,176
Sr. Unsec’d. Notes, 144A	7.875		03/26/27		200	203,000

						449,176

Greece 0.8%
Hellenic Republic Government Bond, Bonds	3.000	(cc)	02/24/37	EUR	200	217,579

Honduras 0.8%
Honduras Government International Bond, Sr. Unsec’d. Notes	7.500		03/15/24		200	218,000

Hungary 1.0%
Hungary Government International Bond, Sr. Unsec’d. Notes	7.625		03/29/41		184	276,515

Indonesia 3.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	7.750		01/17/38		160	221,266
Sr. Unsec’d. Notes	8.500		10/12/35		150	215,876
Sr. Unsec’d. Notes, EMTN	3.750		06/14/28	EUR	100	130,246
Sr. Unsec’d. Notes, MTN	4.750		01/08/26		300	319,494
Sr. Unsec’d. Notes, MTN	6.750		01/15/44		100	129,479

						1,016,361

Iraq 1.6%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800		01/15/28		250	242,268
Sr. Unsec’d. Notes	6.752		03/09/23		200	203,052

						445,320

Ivory Coast 1.1%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	6.375		03/03/28		200	194,278
Sr. Unsec’d. Notes	6.625		03/22/48	EUR	100	105,572

						299,850

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Jamaica 0.9%
Jamaica Government International Bond, Sr. Unsec’d. Notes	7.625%	07/09/25	225	$256,781

Jordan 0.7%
Jordan Government International Bond, Sr. Unsec’d. Notes	7.375	10/10/47	200	194,387

Kazakhstan 0.9%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, MTN	6.500	07/21/45	200	259,536

Kenya 1.4%
Kenya Government International Bond,
Sr. Unsec’d. Notes	6.875	06/24/24	200	204,000
Sr. Unsec’d. Notes	8.250	02/28/48	200	197,290

				401,290

Lebanon 2.0%
Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23	102	88,260
Sr. Unsec’d. Notes	6.650	04/22/24	52	44,460
Sr. Unsec’d. Notes	6.750	11/29/27	10	8,120
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22	65	57,200
Sr. Unsec’d. Notes, EMTN	6.250	05/27/22	75	66,128
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30	150	118,687
Sr. Unsec’d. Notes, MTN	6.400	05/26/23	150	129,720
Sr. Unsec’d. Notes, MTN	6.850	05/25/29	15	12,057
Sr. Unsec’d. Notes, MTN	8.250	04/12/21	35	33,947

				558,579

Mexico 0.7%
Mexico Government International Bond,
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110	94	96,468
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	92	105,455

				201,923

Mongolia 0.7%
Mongolia Government International Bond, Sr. Unsec’d. Notes, MTN	5.125	12/05/22	200	196,269

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Nigeria 2.9%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.625%	11/21/25	200	$213,472
Sr. Unsec’d. Notes	9.248	01/21/49	200	217,736
Sr. Unsec’d. Notes, 144A	7.143	02/23/30	200	199,032
Sr. Unsec’d. Notes, 144A	7.696	02/23/38	200	197,220

				827,460

Oman 2.0%
Oman Government International Bond,
Sr. Unsec’d. Notes	5.625	01/17/28	200	190,037
Sr. Unsec’d. Notes	6.500	03/08/47	225	200,813
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	181,236

				572,086

Pakistan 1.9%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	04/15/24	500	540,725

Panama 1.5%
Panama Government International Bond,
Sr. Unsec’d. Notes	6.700	01/26/36	220	286,000
Sr. Unsec’d. Notes	9.375	04/01/29	105	152,906

				438,906

Papua New Guinea 0.7%
Papua New Guinea Government International Bond, Sr. Unsec’d. Notes, 144A	8.375	10/04/28	200	214,500

Peru 1.8%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.550	03/14/37	75	100,388
Sr. Unsec’d. Notes	8.750	11/21/33	265	410,750

				511,138

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Philippines 1.4%
Philippine Government International Bond,
Sr. Unsec’d. Notes	6.375%	10/23/34		100	$132,178
Sr. Unsec’d. Notes	7.750	01/14/31		200	280,626

					412,804

Qatar 1.6%
Qatar Government International Bond,
Sr. Unsec’d. Notes	5.103	04/23/48		200	223,250
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		205	220,119

					443,369

Romania 1.4%
Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/48		56	56,515
Sr. Unsec’d. Notes, 144A	5.125	06/15/48		44	44,405
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	71	86,203
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	7	8,195
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	75	88,769
Sr. Unsec’d. Notes, MTN	6.125	01/22/44		98	113,376

					397,463

Russia 1.3%
Russian Foreign Bond,
Sr. Unsec’d. Notes	5.625	04/04/42		200	221,708
Sr. Unsec’d. Notes	12.750	06/24/28		90	145,847

					367,555

Saudi Arabia 1.5%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		200	217,021
Sr. Unsec’d. Notes, MTN	5.000	04/17/49		200	211,349

					428,370

Senegal 0.7%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	6.750	03/13/48		205	188,600

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

South Africa 1.5%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.875%		04/14/26	200	$198,046
Sr. Unsec’d. Notes	6.250		03/08/41	230	236,613

					434,659

Sri Lanka 3.5%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750		01/18/22	200	198,415
Sr. Unsec’d. Notes	5.875		07/25/22	200	197,768
Sr. Unsec’d. Notes	6.200		05/11/27	200	188,901
Sr. Unsec’d. Notes	6.850		11/03/25	200	199,754
Sr. Unsec’d. Notes, 144A	6.850		03/14/24	200	201,888

					986,726

Turkey 3.8%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes	5.375		10/24/23	200	178,901
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250		04/14/26	200	166,268
Sr. Unsec’d. Notes	6.875		03/17/36	310	277,450
Sr. Unsec’d. Notes	7.375		02/05/25	25	24,738
Sr. Unsec’d. Notes	7.625		04/26/29	400	389,200
Sr. Unsec’d. Notes	8.000		02/14/34	30	30,039

					1,066,596

Ukraine 4.1%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	—	(ff)	05/31/40	10	6,373
Sr. Unsec’d. Notes	7.750		09/01/21	310	307,173
Sr. Unsec’d. Notes	7.750		09/01/23	205	197,866
Sr. Unsec’d. Notes	7.750		09/01/24	135	128,928
Sr. Unsec’d. Notes	7.750		09/01/25	115	108,173
Sr. Unsec’d. Notes	9.750		11/01/28	200	204,252
Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750		01/22/25	200	200,846

					1,153,611

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Uruguay 1.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	5.100%	06/18/50	60	$63,000
Sr. Unsec’d. Notes	7.625	03/21/36	185	251,600

				314,600

Venezuela 0.2%
Venezuela Government International Bond, Sr. Unsec’d. Notes(d)	12.750	08/23/22	180	52,650

Zambia 0.5%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500	04/14/24	200	138,917

TOTAL SOVEREIGN BONDS (cost $22,590,802)				21,653,050

TOTAL LONG-TERM INVESTMENTS (cost $28,423,838)				27,396,424

			Shares

SHORT-TERM INVESTMENT 2.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $592,174)(w)			592,174	592,174

TOTAL INVESTMENTS 98.7% (cost $29,016,012)				27,988,598
Other assets in excess of liabilities(z) 1.3%				357,046

NET ASSETS 100.0%				$28,345,644

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

ARS—Argentine Peso

AUD—Australian Dollar

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

BRL—Brazilian Real

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at April 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 05/03/19	BNP Paribas S.A.	ARS	3,073	$69,358	$68,985	$—	$(373)
Expiring 06/25/19	Citibank, N.A.	ARS	1,340	29,443	27,718	—	(1,725)
Expiring 06/25/19	Citibank, N.A.	ARS	954	20,348	19,737	—	(611)
Expiring 06/25/19	Citibank, N.A.	ARS	651	14,048	13,478	—	(570)

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar,
Expiring 07/22/19	Citibank, N.A.	AUD	98	$70,419	$69,216	$—	$(1,203)
Expiring 07/22/19	Morgan Stanley & Co. International PLC	AUD	196	140,324	138,423	—	(1,901)
Brazilian Real,
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	762	196,293	193,739	—	(2,554)
British Pound,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	GBP	19	24,484	24,408	—	(76)
Chilean Peso,
Expiring 06/19/19	BNP Paribas S.A.	CLP	27,611	41,297	40,753	—	(544)
Expiring 06/19/19	BNP Paribas S.A.	CLP	23,108	34,700	34,107	—	(593)
Chinese Renminbi,
Expiring 07/25/19	Citibank, N.A.	CNH	472	70,329	70,026	—	(303)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	283	42,281	41,949	—	(332)
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	2,231	98,429	97,846	—	(583)
Egyptian Pound,
Expiring 07/29/19	Citibank, N.A.	EGP	278	14,796	15,780	984	—
Expiring 07/29/19	Citibank, N.A.	EGP	249	13,481	14,167	686	—
Expiring 09/18/19	Citibank, N.A.	EGP	456	24,918	25,507	589	—
Expiring 10/01/19	Citibank, N.A.	EGP	1,236	67,200	68,994	1,794	—
Expiring 10/08/19	Citibank, N.A.	EGP	308	16,950	17,138	188	—
Indian Rupee,
Expiring 06/19/19	Barclays Bank PLC	INR	7,641	107,804	109,150	1,346	—
Expiring 06/19/19	Barclays Bank PLC	INR	5,172	74,000	73,886	—	(114)
Expiring 06/19/19	Citibank, N.A.	INR	5,527	79,000	78,952	—	(48)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	4,925	70,565	70,352	—	(213)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	2,472	35,299	35,308	9	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	2,150	30,700	30,718	18	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	9,339	131,790	133,406	1,616	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	5,648	81,000	80,684	—	(316)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	5,217	75,000	74,531	—	(469)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	4,888	70,000	69,827	—	(173)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 06/19/19	HSBC BANK USA, N.A.	IDR	1,019,915	$71,000	$71,101	$101	$—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	1,387,100	97,000	96,699	—	(301)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	476,732	33,124	33,234	110	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	1,498,588	104,000	104,471	471	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	1,081,062	76,000	75,364	—	(636)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	578,896	40,710	40,357	—	(353)
Expiring 06/19/19	UBS AG	IDR	1,203,300	84,000	83,886	—	(114)
Japanese Yen,
Expiring 07/19/19	Bank of America, N.A.	JPY	9,782	87,973	88,397	424	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	3,805	34,231	34,386	155	—
Mexican Peso,
Expiring 06/19/19	Barclays Bank PLC	MXN	1,312	67,000	68,613	1,613	—
Expiring 06/19/19	Citibank, N.A.	MXN	1,390	73,000	72,724	—	(276)
Expiring 06/19/19	Citibank, N.A.	MXN	1,362	70,565	71,244	679	—
Expiring 06/19/19	Citibank, N.A.	MXN	675	35,299	35,306	7	—
Expiring 06/19/19	Deutsche Bank AG	MXN	4,004	204,221	209,468	5,247	—
Expiring 06/19/19	Goldman Sachs International	MXN	1,252	66,000	65,508	—	(492)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	681	34,976	35,636	660	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	449	23,012	23,474	462	—
New Taiwanese Dollar,
Expiring 06/19/19	Citibank, N.A.	TWD	2,524	82,000	81,939	—	(61)
Expiring 06/19/19	HSBC BANK USA, N.A.	TWD	5,545	180,050	180,032	—	(18)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	5,545	180,044	180,032	—	(12)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	8,407	273,466	272,960	—	(506)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	2,549	83,000	82,763	—	(237)
New Zealand Dollar,
Expiring 07/22/19	Citibank, N.A.	NZD	50	33,800	33,396	—	(404)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	242	73,000	72,882	—	(118)
Expiring 06/19/19	BNP Paribas S.A.	PEN	212	64,000	64,090	90	—

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/19/19	Citibank, N.A.	PEN	211	$64,000	$63,815	$—	$(185)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	222	67,000	66,847	—	(153)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	210	63,000	63,263	263	—
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	7,430	141,526	141,974	448	—
Expiring 06/19/19	Barclays Bank PLC	PHP	3,722	70,000	71,112	1,112	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	4,977	95,000	95,092	92	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	4,947	95,000	94,530	—	(470)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	4,430	83,000	84,651	1,651	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	3,404	64,000	65,037	1,037	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	1,013	18,966	19,360	394	—
Russian Ruble,
Expiring 06/19/19	Citibank, N.A.	RUB	3,949	61,000	60,620	—	(380)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	25,175	379,157	386,492	7,335	—
Singapore Dollar,
Expiring 05/10/19	Barclays Bank PLC	SGD	131	96,709	96,018	—	(691)
Expiring 05/10/19	Barclays Bank PLC	SGD	83	61,000	60,728	—	(272)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	93	69,000	68,389	—	(611)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	92	68,000	67,806	—	(194)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	SGD	98	73,000	72,417	—	(583)
South African Rand,
Expiring 06/13/19	BNP Paribas S.A.	ZAR	53	3,652	3,718	66	—
Expiring 06/13/19	Citibank, N.A.	ZAR	546	37,625	37,968	343	—
Expiring 06/13/19	Citibank, N.A.	ZAR	272	18,675	18,928	253	—
Expiring 06/13/19	Goldman Sachs International	ZAR	520	35,652	36,177	525	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	543	37,350	37,750	400	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	499	34,475	34,664	189	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 06/19/19	Citibank, N.A.	KRW	80,338	$70,714	$68,903	$—	$(1,811)
Expiring 06/19/19	Citibank, N.A.	KRW	80,299	70,599	68,869	—	(1,730)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	80,324	70,696	68,891	—	(1,805)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	79,685	70,419	68,343	—	(2,076)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	59,724	52,851	51,223	—	(1,628)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	45,123	39,550	38,700	—	(850)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	45,111	39,550	38,690	—	(860)
Thai Baht,
Expiring 05/10/19	BNP Paribas S.A.	THB	2,465	79,000	77,230	—	(1,770)
Expiring 05/10/19	BNP Paribas S.A.	THB	2,233	71,553	69,969	—	(1,584)
Expiring 05/10/19	Citibank, N.A.	THB	6,009	190,980	188,277	—	(2,703)
Expiring 05/10/19	Citibank, N.A.	THB	2,262	71,000	70,885	—	(115)
Expiring 05/10/19	Citibank, N.A.	THB	2,042	64,000	63,985	—	(15)
Expiring 05/10/19	Citibank, N.A.	THB	2,001	63,000	62,693	—	(307)
Expiring 05/10/19	Citibank, N.A.	THB	1,088	34,110	34,100	—	(10)
Expiring 05/10/19	Citibank, N.A.	THB	953	30,180	29,844	—	(336)
Expiring 05/10/19	Citibank, N.A.	THB	583	18,469	18,271	—	(198)
Expiring 05/10/19	Citibank, N.A.	THB	413	12,983	12,951	—	(32)
Expiring 05/10/19	HSBC BANK USA, N.A.	THB	2,233	71,084	69,969	—	(1,115)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	2,033	65,000	63,710	—	(1,290)
Expiring 05/10/19	UBS AG	THB	3,053	97,000	95,648	—	(1,352)
Turkish Lira,
Expiring 06/13/19	BNP Paribas S.A.	TRY	670	117,910	109,242	—	(8,668)

				$7,053,162	$7,034,496	31,357	(50,023)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/19	Citibank, N.A.	AUD	99	$69,200	$69,688	$—	$(488)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	AUD	98	68,970	69,406	—	(436)

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 06/04/19	Citibank, N.A.	BRL	285	$73,000	$72,574	$426	$—
Expiring 06/04/19	Citibank, N.A.	BRL	141	35,242	35,857	—	(615)
Expiring 06/04/19	Citibank, N.A.	BRL	140	35,242	35,563	—	(321)
Expiring 06/04/19	Citibank, N.A.	BRL	103	26,180	26,293	—	(113)
Expiring 06/04/19	Goldman Sachs International	BRL	122	30,700	31,113	—	(413)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	123	31,449	31,170	279	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	121	30,700	30,678	22	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	64	16,175	16,261	—	(86)
British Pound,
Expiring 07/19/19	Citibank, N.A.	GBP	19	25,400	25,516	—	(116)
Chilean Peso,
Expiring 06/19/19	BNP Paribas S.A.	CLP	91,503	136,763	135,056	1,707	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	53,174	78,000	78,484	—	(484)
Expiring 06/19/19	BNP Paribas S.A.	CLP	37,426	56,073	55,240	833	—
Expiring 06/19/19	Citibank, N.A.	CLP	105,694	159,020	156,002	3,018	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	CLP	43,742	64,900	64,562	338	—
Chinese Renminbi,
Expiring 07/25/19	Morgan Stanley & Co. International PLC	CNH	531	79,321	78,764	557	—
Colombian Peso,
Expiring 05/20/19	BNP Paribas S.A.	COP	137,523	42,778	42,486	292	—
Expiring 05/20/19	BNP Paribas S.A.	COP	131,945	42,045	40,763	1,282	—
Expiring 05/20/19	BNP Paribas S.A.	COP	85,045	27,381	26,274	1,107	—
Expiring 05/20/19	BNP Paribas S.A.	COP	42,518	13,690	13,136	554	—
Expiring 05/20/19	Citibank, N.A.	COP	386,695	123,006	119,465	3,541	—
Expiring 05/20/19	Citibank, N.A.	COP	109,922	35,299	33,959	1,340	—
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	COP	191,220	60,000	59,075	925	—
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	1,637	71,000	71,772	—	(772)
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	181	10,319	10,294	25	—
Expiring 07/29/19	Citibank, N.A.	EGP	350	19,994	19,893	101	—
Euro,
Expiring 07/19/19	Barclays Bank PLC	EUR	726	828,125	819,865	8,260	—
Expiring 07/19/19	Citibank, N.A.	EUR	99	112,690	112,070	620	—
Expiring 07/19/19	Citibank, N.A.	EUR	5	6,082	6,114	—	(32)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/19	Deutsche Bank AG	EUR	726	$824,604	$819,864	$4,740	$—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	EUR	101	113,241	113,777	—	(536)
Hungarian Forint,
Expiring 07/19/19	Bank of America, N.A.	HUF	54,954	193,534	191,406	2,128	—
Expiring 07/19/19	Bank of America, N.A.	HUF	20,338	72,000	70,838	1,162	—
Expiring 07/19/19	Citibank, N.A.	HUF	10,079	35,296	35,107	189	—
Indian Rupee,
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	1,840	26,200	26,285	—	(85)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	2,905	41,186	41,497	—	(311)
Indonesian Rupiah,
Expiring 06/19/19	Citibank, N.A.	IDR	896,662	62,337	62,509	—	(172)
Expiring 06/19/19	Citibank, N.A.	IDR	895,987	62,000	62,462	—	(462)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	463,092	32,475	32,284	191	—
Israeli Shekel,
Expiring 07/25/19	Bank of America, N.A.	ILS	137	38,722	38,404	318	—
Japanese Yen,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	4,559	41,019	41,201	—	(182)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	4,542	40,850	41,044	—	(194)
Mexican Peso,
Expiring 06/19/19	Citibank, N.A.	MXN	722	37,625	37,765	—	(140)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	1,227	64,125	64,178	—	(53)
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	3,295	107,000	106,990	10	—
Expiring 06/19/19	BNP Paribas S.A.	TWD	1,844	60,000	59,868	132	—
Expiring 06/19/19	Citibank, N.A.	TWD	2,165	70,329	70,311	18	—
Expiring 06/19/19	HSBC BANK USA, N.A.	TWD	2,334	76,000	75,772	228	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	2,058	67,000	66,819	181	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	1,961	64,000	63,682	318	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	1,246	40,550	40,465	85	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	1,130	36,700	36,679	21	—

See Notes to Financial Statements.

28

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 07/22/19	Bank of America, N.A.	NZD	50	$33,654	$33,272	$382	$—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	63	42,281	42,024	257	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	53	35,234	35,242	—	(8)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	137	41,297	41,263	34	—
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	6,102	115,000	116,604	—	(1,604)
Expiring 06/19/19	Barclays Bank PLC	PHP	3,917	74,000	74,843	—	(843)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	5,510	104,000	105,283	—	(1,283)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	5,232	100,000	99,973	27	—
Polish Zloty,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	430	114,119	112,874	1,245	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	250	65,000	65,498	—	(498)
Russian Ruble,
Expiring 06/19/19	Citibank, N.A.	RUB	5,430	82,500	83,356	—	(856)
Expiring 06/19/19	Citibank, N.A.	RUB	1,204	18,288	18,486	—	(198)
Expiring 06/19/19	Citibank, N.A.	RUB	351	5,330	5,388	—	(58)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	4,321	66,000	66,336	—	(336)
Singapore Dollar,
Expiring 05/10/19	Bank of America, N.A.	SGD	105	78,000	77,530	470	—
Expiring 05/10/19	Barclays Bank PLC	SGD	100	74,000	73,663	337	—
Expiring 05/10/19	Goldman Sachs International	SGD	84	62,000	61,665	335	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	104	77,000	76,585	415	—
South African Rand,
Expiring 06/13/19	Citibank, N.A.	ZAR	1,823	126,466	126,739	—	(273)
Expiring 06/13/19	Goldman Sachs International	ZAR	1,823	127,358	126,740	618	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	515	34,976	35,824	—	(848)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	501	34,997	34,838	159	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	321	22,300	22,308	—	(8)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 06/19/19	Barclays Bank PLC	KRW	71,184	$63,000	$61,051	$1,949	$—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	153,490	135,344	131,641	3,703	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	95,180	84,000	81,632	2,368	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	90,812	78,000	77,885	115	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	76,795	65,920	65,864	56	—
Swiss Franc,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	48	48,145	47,259	886	—
Thai Baht,
Expiring 05/10/19	Citibank, N.A.	THB	3,878	124,341	121,487	2,854	—
Expiring 05/10/19	Citibank, N.A.	THB	2,509	79,000	78,606	394	—
Expiring 05/10/19	Citibank, N.A.	THB	1,010	32,228	31,648	580	—
Expiring 05/10/19	Citibank, N.A.	THB	949	30,153	29,723	430	—
Expiring 05/10/19	Citibank, N.A.	THB	896	28,473	28,083	390	—
Expiring 05/10/19	Citibank, N.A.	THB	693	22,082	21,704	378	—
Expiring 05/10/19	Citibank, N.A.	THB	524	16,735	16,417	318	—
Expiring 05/10/19	Citibank, N.A.	THB	508	16,175	15,919	256	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	1,130	35,282	35,394	—	(112)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	689	22,085	21,587	498	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	372	11,892	11,641	251	—
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	2,256	71,000	70,683	317	—
Turkish Lira,
Expiring 06/13/19	BNP Paribas S.A.	TRY	74	12,469	11,999	470	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	485	81,000	79,082	1,918	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	427	72,000	69,531	2,469	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	416	69,000	67,834	1,166	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	235	40,926	38,373	2,553	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	217	35,242	35,315	—	(73)

See Notes to Financial Statements.

30

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	200	$33,900	$32,550	$1,350	$—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	199	34,700	32,506	2,194	—

				$7,492,429	$7,438,348	67,090	(13,009)

						$98,447	$(63,032)

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds
Argentina	$—	$141,825	$—
Brazil	—	406,093	—
Chile	—	215,528	—
China	—	631,872	—
India	—	194,514	—
Indonesia	—	909,527	—
Kazakhstan	—	212,771	—
Malaysia	—	317,673	—
Mexico	—	1,393,515	—
Russia	—	398,873	—
South Africa	—	418,393	—
Trinidad & Tobago	—	102,040	—
Tunisia	—	152,484	—
Venezuela	—	248,266	—
Sovereign Bonds
Angola	—	438,812	—
Argentina	—	1,171,560	—
Bahrain	—	427,250	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Belarus	$—	$209,000	$—
Brazil	—	971,692	—
Colombia	—	516,981	—
Congo (Republic)	—	59,377	—
Costa Rica	—	380,750	—
Dominican Republic	—	702,588	—
Ecuador	—	924,250	—
Egypt	—	790,842	—
El Salvador	—	385,131	—
Gabon	—	192,516	—
Ghana	—	449,176	—
Greece	—	217,579	—
Honduras	—	218,000	—
Hungary	—	276,515	—
Indonesia	—	1,016,361	—
Iraq	—	445,320	—
Ivory Coast	—	299,850	—
Jamaica	—	256,781	—
Jordan	—	194,387	—
Kazakhstan	—	259,536	—
Kenya	—	401,290	—
Lebanon	—	558,579	—
Mexico	—	201,923	—
Mongolia	—	196,269	—
Nigeria	—	827,460	—
Oman	—	572,086	—
Pakistan	—	540,725	—
Panama	—	438,906	—
Papua New Guinea	—	214,500	—
Peru	—	511,138	—
Philippines	—	412,804	—
Qatar	—	443,369	—
Romania	—	397,463	—
Russia	—	367,555	—
Saudi Arabia	—	428,370	—
Senegal	—	188,600	—
South Africa	—	434,659	—
Sri Lanka	—	986,726	—
Turkey	—	1,066,596	—
Ukraine	—	1,153,611	—
Uruguay	—	314,600	—
Venezuela	—	52,650	—
Zambia	—	138,917	—
Affiliated Mutual Fund	592,174	—	—

See Notes to Financial Statements.

32

	Level 1	Level 2	Level 3
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	$—	$35,415	$—

Total	$592,174	$27,431,839	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2019 were as follows:

Sovereign Bonds	76.4%
Oil & Gas	10.7
Mining	2.4
Affiliated Mutual Fund	2.1
Chemicals	1.6
Electric	1.5
Real Estate	1.3
Banks	1.3

Transportation	0.7%
Auto Parts & Equipment	0.7

98.7
Other assets in excess of liabilities	1.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange contracts risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$98,447	Unrealized depreciation on OTC forward foreign currency exchange contracts	$63,032

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Exchange Contracts
Foreign exchange contracts	$17,267

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Exchange Contracts
Foreign exchange contracts	$(9,221)

For the six months ended April 30, 2019, the Series’ average volume of derivative activities is as follows:

	Forward Foreign Currency Exchange Contracts— Purchased(1)
	$6,023,477

Forward Foreign Currency Exchange Contracts—Sold(1)		Cross Currency Exchange Contracts(2)
$6,951,387		$76,898

(1)	Value at Settlement Date.
(2)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

34

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$4,884	$—	$4,884	$—	$4,884
Barclays Bank PLC	15,075	(3,524)	11,551	—	11,551
BNP Paribas S.A.	6,567	(14,134)	(7,567)	—	(7,567)
Citibank, N.A.	20,401	(18,222)	2,179	—	2,179
Deutsche Bank AG	9,987	—	9,987	—	9,987
Goldman Sachs International	1,478	(905)	573	—	573
HSBC BANK USA, N.A.	329	(1,133)	(804)	—	(804)
JPMorgan Chase Bank, N.A.	29,275	(16,537)	12,738	—	12,738
Morgan Stanley & Co. International PLC	10,451	(7,111)	3,340	—	3,340
UBS AG	—	(1,466)	(1,466)	—	(1,466)

	$98,447	$(63,032)	$35,415	$—	$35,415

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions and the Series’ OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	35

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value:
Unaffiliated investments (cost $28,423,838)	$27,396,424
Affiliated investments (cost $592,174)	592,174
Foreign currency, at value (cost $23,319)	23,216
Dividends and interest receivable	400,671
Unrealized appreciation on OTC forward foreign currency exchange contracts	98,447
Receivable for Series shares sold	11,659
Due from Manager	5,789
Prepaid expenses	797

Total Assets	28,529,177

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	63,032
Payable for investments purchased	45,394
Custodian and accounting fees payable	31,855
Audit fee payable	17,356
Registration fees payable	13,564
Payable for Series shares reacquired	6,128
Accrued expenses and other liabilities	4,316
Affiliated transfer agent fee payable	1,834
Dividends payable	43
Distribution fee payable	11

Total Liabilities	183,533

Net Assets	$28,345,644

Net assets were comprised of:
Common stock, at par	$30,410
Paid-in capital in excess of par	29,956,911
Total distributable earnings (loss)	(1,641,677)

Net assets, April 30, 2019	$28,345,644

See Notes to Financial Statements.

36

Class A
Net asset value, offering price and redemption price per share, ($12,618 ÷ 1,354 shares of beneficial interest issued and outstanding)	$9.32
Maximum sales charge (4.50% of offering price)	0.44

Maximum offering price to public	$9.76

Class C
Net asset value, offering price and redemption price per share, ($9,946 ÷ 1,067 shares of beneficial interest issued and outstanding)	$9.32

Class Z
Net asset value, offering price and redemption price per share, ($3,081,128 ÷ 330,426 shares of beneficial interest issued and outstanding)	$9.32

Class R6
Net asset value, offering price and redemption price per share, ($25,241,952 ÷ 2,708,139 shares of beneficial interest issued and outstanding)	$9.32

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	37

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Interest income	$816,458
Affiliated dividend income	3,669

Total income	820,127

Expenses
Management fee	95,382
Distribution fee(a)	60
Custodian and accounting fees	45,880
Registration fees(a)	29,105
Audit fee	17,356
Shareholders’ reports	13,925
Legal fees and expenses	8,177
Transfer agent’s fees and expenses (including affiliated expense of $5,363)(a)	8,027
Directors’ fees	6,090
Miscellaneous	6,734

Total expenses	230,736
Less: Fee waiver and/or expense reimbursement(a)	(131,889)

Net expenses	98,847

Net investment income (loss)	721,280

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(111,981)
Forward and cross currency contract transactions	17,267
Foreign currency transactions	(18,768)

(113,482)

Net change in unrealized appreciation (depreciation) on:
Investments	1,503,513
Forward and cross currency contracts	(9,221)
Foreign currencies	3,126

1,497,418

Net gain (loss) on investment and foreign currency transactions	1,383,936

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,105,216

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	13	47	—	—
Registration fees	7,258	7,257	7,295	7,295
Transfer agent’s fees and expenses	24	24	7,943	36
Fee waiver and/or expense reimbursement	(7,316)	(7,312)	(23,456)	(93,805)

See Notes to Financial Statements.

38

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	December 12, 2017* through October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$721,280	$1,060,283
Net realized gain (loss) on investment and foreign currency transactions	(113,482)	(292,634)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,497,418	(2,498,241)

Net increase (decrease) in net assets resulting from operations	2,105,216	(1,730,592)

Dividends and Distributions
Distributions from distributable earnings
Class A	(309)	(440)
Class C	(241)	(377)
Class Z	(75,573)	(37,450)
Class R6	(736,342)	(1,168,133)

	(812,465)	(1,206,400)

Tax return of capital distributions
Class A	—	(6)
Class C	—	(5)
Class Z	—	(497)
Class R6	—	(15,516)

	—	(16,024)

Series share transactions
Net proceeds from shares sold	1,250,275	27,488,719
Net asset value of shares issued in reinvestment of dividends and distributions	811,978	1,220,322
Cost of shares reacquired	(595,743)	(169,642)

Net increase (decrease) in net assets from Series share transactions	1,466,510	28,539,399

Total increase (decrease)	2,759,261	25,586,383

Net Assets:
Beginning of period	25,586,383	—

End of period	$28,345,644	$25,586,383

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	39

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund was established as a Maryland business trust on September 28, 1994. The Fund currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Jennison Global Infrastructure Fund, PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Emerging Markets Debt Hard Currency Fund (the “Series”). The Series commenced operations on December 12, 2017.

The investment objective of the Series is total return, through a combination of current income and capital appreciation.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

40

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the

PGIM Emerging Markets Debt Hard Currency Fund	41

Notes to Financial Statements (unaudited) (continued)

income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

42

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’

PGIM Emerging Markets Debt Hard Currency Fund	43

Notes to Financial Statements (unaudited) (continued)

maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

44

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Series through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Series. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.72% of the Series’ average daily net assets up to and including $1 billion; 0.70% from $1 billion to $3 billion of average daily net assets; 0.68% from $3 billion to

PGIM Emerging Markets Debt Hard Currency Fund	45

Notes to Financial Statements (unaudited) (continued)

$5 billion of average daily net assets; 0.67% from $5 billion to $10 billion of average daily net assets; and 0.66% of the average daily net assets exceeding $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.72% for the six months ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.05% of average daily net assets for Class A shares, 1.80% of average daily net assets for Class C shares, 0.80% of average daily net assets for Class Z shares, and 0.74% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended April 30, 2019, PIMS has not received any front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $0 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PGIM Investments, PGIM, Inc and PIMS are indirect, wholly-owned subsidiaries of

46

Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Series’ Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $6,319,839 and $5,124,424, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated investment for the reporting period ended April 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$267,048	$3,718,129	$3,393,003	$—	$—	$592,174	592,174	$3,669

*	The Fund did not have any capital gain distributions during the reporting period.

PGIM Emerging Markets Debt Hard Currency Fund	47

Notes to Financial Statements (unaudited) (continued)

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Series.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2019 were as follows:

Tax Basis	$29,222,482

Gross Unrealized Appreciation	461,913
Gross Unrealized Depreciation	(1,660,382)

Net Unrealized Depreciation	$(1,198,469)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2018 of approximately $184,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

48

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 5.075 billion shares of common stock, with a par value of $0.01 per share, which is divided into seven series. There are 600 million shares authorized for the Series, divided into four classes, designated Class A, Class C, Class Z and Class R6 common stock, each of which consists of 100 million, 100 million, 200 million and 200 million authorized shares, respectively.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,078 Class A shares, 1,067 Class C shares, 1,082 Class Z shares and 2,708,139 Class R6 shares of the Series. At reporting period end, one shareholder of record holding greater than 5% of the Series, held 89% of the Series’ outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	272	$2,500
Shares issued in reinvestment of dividends and distributions	34	309

Net increase (decrease) in shares outstanding	306	$2,809

Period ended October 31, 2018*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	48	446

Net increase (decrease) in shares outstanding	1,048	$10,446

Class C
Six months ended April 30, 2019:
Shares issued in reinvestment of dividends and distributions	26	$241

Net increase (decrease) in shares outstanding	26	$241

Period ended October 31, 2018*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	41	382

Net increase (decrease) in shares outstanding	1,041	$10,382

Class Z
Six months ended April 30, 2019:
Shares sold	136,452	$1,247,775
Shares issued in reinvestment of dividends and distributions	8,221	75,022
Shares reacquired	(65,736)	(595,743)

Net increase (decrease) in shares outstanding	78,937	$727,054

Period ended October 31, 2018*:
Shares sold	266,290	$2,458,719
Shares issued in reinvestment of dividends and distributions	3,945	35,845
Shares reacquired	(18,746)	(169,642)

Net increase (decrease) in shares outstanding	251,489	$2,324,922

PGIM Emerging Markets Debt Hard Currency Fund	49

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended April 30, 2019:
Shares issued in reinvestment of dividends and distributions	80,835	$736,406

Net increase (decrease) in shares outstanding	80,835	$736,406

Period ended October 31, 2018*:
Shares sold	2,501,000	$25,010,000
Shares issued in reinvestment of dividends and distributions	126,304	1,183,649

Net increase (decrease) in shares outstanding	2,627,304	$26,193,649

*	Commencement of operations was December 12, 2017.

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended April 30, 2019.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Series’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for

50

the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Series for redemption before it matures and the Series may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Series. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Series will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Series. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Series’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Series.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Series may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Series’ holdings may fall sharply. This is referred to as “extension risk. The Series may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Series’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Series may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Series are difficult to purchase or sell. Liquidity risk includes the risk that the Series may

PGIM Emerging Markets Debt Hard Currency Fund	51

Notes to Financial Statements (unaudited) (continued)

make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Series is forced to sell these investments to pay redemption proceeds or for other reasons, the Series may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Series may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Series’ value or prevent the Series from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Series may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

52

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2019		December 12, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.88		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.47		(1.06)
Total from investment operations	0.70		(0.68)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.43)
Tax return of capital distributions	-		(0.01)
Total dividends and distributions	(0.26)		(0.44)
Net asset value, end of period	$9.32		$8.88
Total Return(c):	8.02%		(6.97)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$9
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05%	(e)	1.05% (e)
Expenses before waivers and/or expense reimbursement	138.74%	(e)	358.14% (e)
Net investment income (loss)	5.13%	(e)	4.49% (e)
Portfolio turnover rate(f)	20%		17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	53

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2019		December 12, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.88		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.47		(1.05)
Total from investment operations	0.67		(0.74)
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.37)
Tax return of capital distributions	-		(0.01)
Total dividends and distributions	(0.23)		(0.38)
Net asset value, end of period	$9.32		$8.88
Total Return(c):	7.62%		(7.58)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$9
Average net assets (000)	$10		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.80%	(e)	1.80% (e)
Expenses before waivers and/or expense reimbursement	156.12%	(e)	359.95% (e)
Net investment income (loss)	4.40%	(e)	3.73% (e)
Portfolio turnover rate(f)	20%		17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

54

Class Z Shares
	Six Months Ended April 30, 2019		December 12, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.88		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.47		(1.05)
Total from investment operations	0.71		(0.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.45)
Tax return of capital distributions	-		(0.01)
Total dividends and distributions	(0.27)		(0.46)
Net asset value, end of period	$9.32		$8.88
Total Return(c):	8.15%		(6.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,081		$2,234
Average net assets (000)	$2,519		$766
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.80%	(e)	0.80% (e)
Expenses before waivers and/or expense reimbursement	2.68%	(e)	6.65% (e)
Net investment income (loss)	5.36%	(e)	4.83% (e)
Portfolio turnover rate(f)	20%		17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	55

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2019		December 12, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.88		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.47		(1.06)
Total from investment operations	0.72		(0.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.45)
Tax return of capital distributions	-		(0.01)
Total dividends and distributions	(0.28)		(0.46)
Net asset value, end of period	$9.32		$8.88
Total Return(c):	8.18%		(6.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,242		$23,333
Average net assets (000)	$24,175		$24,014
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.74%	(e)	0.74% (e)
Expenses before waivers and/or expense reimbursement	1.52%	(e)	1.76% (e)
Net investment income (loss)	5.45%	(e)	4.82% (e)
Portfolio turnover rate(f)	20%		17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

56

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer •
Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Emerging Markets Debt Hard Currency Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM EMERGING MARKETS DEBT HARD CURRENCY FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PDHAX	PDHCX	PDHVX	PDHQX
CUSIP	743969479	743969461	743969446	743969453

MF239E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2019